UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd. King of Prussia, PA	19406
(Address of principal executive offices)	(Zip code)

Andrew McNally

PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-607-2200

Date of fiscal year end:    October 31

Date of reporting period:    January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS	January 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 98.4%

Banks — 5.1%
857,000	Hudson City Bancorp, Inc.	$11,800,890
252,700	U.S. Bancorp.	8,996,120

		20,797,010

Consumer Discretionary — 12.9%
147,000	Bed Bath & Beyond, Inc.(b)	6,201,930
216,600	Federated Department Stores, Inc.	8,986,734
147,000	International Game Technology	6,388,620
235,000	McDonald’s Corp.	10,422,250
2,400	McGraw-Hill Cos., Inc. (The)	160,992
491,300	Staples, Inc.	12,636,236
209,700	Walt Disney Co. (The)	7,375,149

		52,171,911

Consumer Staples — 7.0%
204,800	Anheuser-Busch Cos., Inc.	10,438,656
150,550	PepsiCo, Inc.	9,821,882
166,000	Wal-Mart Stores, Inc.	7,916,540

		28,177,078

Diversified Financials — 12.7%
146,500	American Express Co.	8,529,230
126,300	Bank of America Corp.	6,640,854
710,900	Charles Schwab Corp. (The)	13,450,228
43,000	Goldman Sachs Group, Inc.	9,122,880
318,600	Mellon Financial Corp.	13,616,964

		51,360,156

Energy — 7.7%
84,300	Baker Hughes, Inc.	5,819,229
155,250	EOG Resources, Inc.	10,732,432
195,600	Exxon Mobil Corp.	14,493,960

		31,045,621

Health Care — 19.1%
247,200	Amgen, Inc.(b)	17,395,464
281,400	Biomet, Inc.	11,920,104
123,500	Cardinal Health, Inc.	8,820,370
205,800	Celgene Corp.(b)	11,047,344
120,000	Johnson & Johnson	8,016,000
354,500	Schering-Plough Corp.	8,862,500
230,800	Thermo Fisher Scientific, Inc.(b)	11,043,780

		77,105,562

Industrials — 6.3%
64,900	FedEx Corp.	7,164,960
150,000	RR Donnelley & Sons Co.	5,565,000
191,300	United Technologies Corp.	13,012,226

		25,742,186

Information Technology — 14.9%
532,800	Cisco Systems, Inc.(b)	14,167,152
414,300	Corning, Inc.(b)	8,634,012
235,000	Hewlett-Packard Co.	10,170,800
526,200	Intel Corp.	11,029,152
420,160	Motorola, Inc.	8,340,176
260,000	Texas Instruments, Inc.	8,109,400

		60,450,692

Insurance — 7.0%
148,350	Principal Financial Group, Inc.	9,139,844
213,610	Prudential Financial, Inc.	19,039,059

		28,178,903

Materials — 3.3%
79,400	Freeport-McMoRan Copper & Gold, Inc. - Class B	4,566,294
160,000	Monsanto Co.	8,814,400

		13,380,694

Utilities — 2.4%
206,300	PG&E Corp	9,630,084

Total Common Stocks
(Cost $319,022,527)		398,039,897

INVESTMENT COMPANY — 1.6%
6,356,508	SEI Daily Income Trust Government II Fund	6,356,508

Total Investment Company
(Cost $6,356,508)		6,356,508

TOTAL INVESTMENTS — 100.0%
(Cost $325,379,035)(a)		404,396,405
LIABILITIES IN EXCESS OF OTHER NET ASSETS — 0.0%		(7,437)

NET ASSETS — 100.0%		$404,388,968

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$80,212,927
Unrealized depreciation	(1,195,557)

Net unrealized appreciation	$79,017,370

(b)	Non-income producing security.

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	January 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 93.2%

Banks — 7.0%
666,500	Associated Banc-Corp.	$22,740,980
349,000	Bank of Hawaii Corp.	18,270,150
729,400	South Financial Group, Inc. (The)	18,847,696

`		59,858,826

Consumer Discretionary — 15.8%
674,500	Advance Auto Parts, Inc.	25,597,275
903,600	Brinker International, Inc.	28,508,580
539,000	Brunswick Corp.	18,385,290
729,000	Dollar Tree Stores, Inc.(b)	22,934,340
252,550	Lamar Advertising Co. - Class A(b)	16,739,014
605,000	Tiffany & Co.	23,752,300

		135,916,799

Consumer Staples — 2.3%
513,700	McCormick & Co., Inc.	20,054,848

Diversified Financials — 6.1%
751,900	Federated Investors, Inc. - Class B	26,549,589
421,600	SEI Investments Co.	26,278,328

		52,827,917

Energy — 8.3%
728,500	Arch Coal, Inc.	21,651,020
436,500	Grant Prideco, Inc.(b)	17,102,070
448,700	Noble Energy, Inc.	23,965,067
228,800	Weatherford International Ltd.(b)	9,238,944

		71,957,101

Health Care — 9.0%
231,800	Bard (C.R.), Inc.	19,128,136
508,000	Community Health Systems, Inc.(b)	18,161,000
479,900	Henry Schein, Inc.(b)	24,364,523
1,274,400	Nektar Therapeutics(b)	16,184,880

		77,838,539

Industrials — 11.7%
349,900	Avery Dennison Corp.	23,919,164
458,900	ChoicePoint, Inc.(b)	17,663,061
255,100	Dun & Bradstreet Corp.(b)	21,683,500
1,008,800	Quanta Services, Inc.(b)	20,751,016
496,200	Shaw Group, Inc. (The)(b)	16,751,712

		100,768,453

Information Technology — 17.9%
675,200	Atheros Communications, Inc.(b)	16,042,752
1,407,800	BEA Systems, Inc.(b)	17,358,174
895,200	Citrix Systems, Inc.(b)	28,350,984
585,000	Cognos, Inc.(b)	25,231,050
554,700	Global Payments, Inc.	20,945,472
654,600	Microchip Technology, Inc.	22,753,896
3,076,600	RF Micro Devices, Inc.(b)	23,751,352

		154,433,680

Insurance — 8.7%
322,500	Arch Capital Group Ltd.(b)	20,830,275
462,000	Protective Life Corp.	22,605,660
1,433,600	UnumProvident Corp.	31,539,200

		74,975,135

Materials — 5.3%
408,400	FMC Corp.	31,793,940
120,500	Martin Marietta Materials, Inc.	13,908,110

		45,702,050

Utilities — 1.1%
319,500	DPL, Inc.	9,163,260

Total Common Stocks (Cost $691,755,102)		803,496,608

INVESTMENT COMPANY — 1.3%
11,535,336	Federated Trust for U.S. Treasury Obligations	11,535,336

Total Investment Company (Cost $11,535,336)		11,535,336

Principal Amount
U.S. GOVERNMENT AGENCIES — 4.1%
Federal National Mortgage Assoc. — 4.1%
$35,000,000 4.57%, 02/01/07(c)	35,000,000

Total U.S. Government Agencies
(Cost $35,000,000)	35,000,000

TOTAL INVESTMENTS — 98.6%
(Cost $738,290,438)(a)	850,031,944
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%	11,737,670

NET ASSETS — 100.0%	$861,769,614

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$123,227,033
Unrealized depreciation	(11,485,527)

Net unrealized appreciation	$111,741,506

(b)	Non-income producing security.
(c)	The interest rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS	January 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 88.3%

AUSTRALIA — 1.9%
28,612	ABB Grain Ltd.	$168,861
48,886	ABC Learning Centres Ltd.	292,310
25,120	Adelaide Bank Ltd.	246,372
136,390	Adelaide Brighton Ltd.	287,025
80,046	Adsteam Marine Ltd.	154,777
13,932	Alesco Corp. Ltd.	130,692
32,847	Alliance Resources Ltd.(b)	52,290
23,073	Amalgamated Holdings Ltd.	116,462
11,191	Ansell Ltd.	97,245
72,601	APA Group	237,916
30,551	ARC Energy Ltd.(b)	30,960
53,207	Arrow Energy NL(b)	49,581
31,734	Aspen Group	45,590
28,945	Austal Ltd.	83,166
237,688	Austar United Communications Ltd.(b)	229,797
103,629	Austereo Group Ltd.	175,431
189,357	Australand Property Group	304,383
65,687	Australian Agricultural Co. Ltd.	109,670
33,602	Australian Infrastructure Fund	69,670
63,310	Australian Pharmaceutical Industries Ltd.	104,226
76,071	Australian Worldwide Exploration Ltd.(b)	151,226
19,375	Bank of Queensland Ltd.	227,344
72,919	Beach Petroleum Ltd.	66,534
17,560	Bendigo Bank Ltd.	184,088
42,185	Bendigo Mining Ltd.(b)	11,302
5,000	Boom Logistics Ltd.	15,997
18,680	Brickworks Ltd.	185,386
26,490	Cabcharge Australia Ltd.	206,325
9,276	Campbell Brothers Ltd.	166,395
17,013	Cellestis Ltd.(b)	49,543
52,705	Centennial Coal Co. Ltd.	115,826
53,085	Coates Hire Ltd.	227,139
32,637	Commander Communications Ltd.	51,195
2,303	Compass Resources NL(b)	8,906
107,425	ConnectEast Group	118,457
38,504	Consolidated Minerals Ltd.	69,069
20,084	Corporate Express Australia Ltd.	91,238
38,303	Count Financial Ltd.	83,284
18,207	Crane Group Ltd.	204,444
96,345	David Jones Ltd.	338,171
25,227	Energy Developments Ltd.	90,114
156,505	Envestra Ltd.	145,840
9,540	Fantastic Holdings Ltd.	26,670
33,955	Felix Resources Ltd.	118,655
41,854	FKP Property Group	228,162
8,808	Fleetwood Corp. Ltd.	55,403
4,078	Flight Centre Ltd.	53,962
116,636	Futuris Corp. Ltd.	190,204
3,000	G.U.D. Holdings Ltd.	18,660
10,449	GrainCorp Ltd.	85,036
29,996	GRD Ltd.	53,575
60,881	Great Southern Plantations Ltd.	123,866
36,129	Gunns Ltd.	85,570
60,810	GWA International Ltd.	172,360
38,117	Healthscope Ltd.	182,038
30,425	Hills Industries Ltd.	127,819
50,220	IBA Health Ltd.	60,057
16,525	iiNet Ltd.	13,217
19,019	Iluka Resources Ltd.	92,160
15,127	Independence Group NL	52,273
85,840	Indophil Resources NL(b)	48,994
15,774	Invocare Ltd.	64,554
16,163	IOOF Holdings Ltd.	142,834
19,221	Iress Market Technology Ltd.	109,706
16,253	JB Hi-Fi Ltd.	83,931
23,980	Jubilee Mines NL	305,208
15,300	Just Group Ltd.	42,297
10,902	Kagara Zinc Ltd.	46,393
10,666	Kingsgate Consolidated Ltd.	30,646
31,549	MacArthur Coal Ltd.	123,722
6,631	Magnesium International Ltd.(b)	515
24,637	McGuigan Simeon Wines Ltd.	69,640
116,599	Minara Resources Ltd.	564,094
13,431	Monadelphous Group Ltd.	97,623
47,560	MYOB Ltd.	45,612
100,881	New Hope Corp. Ltd.	107,324
14,479	Novogen Ltd.(b)	37,104
13,754	Oakton Ltd.	50,199
114,900	Pacific Brands Ltd.	247,154
21,100	Pacifica Group Ltd.	35,556
196,628	Pan Australian Resources Ltd.(b)	50,388
86,287	PaperlinX Ltd.	237,871
15,300	Peet Ltd.	48,238
20,069	Perilya Ltd.	80,884
19,824	Petsec Energy Ltd.(b)	35,715
28,698	Pharmaxis Ltd.(b)	74,656
78,985	PMP Ltd.(b)	125,738
26,636	Primary Health Care Ltd.	284,407
16,671	Prime Television Ltd.	51,265
10,843	Programmed Maintenance Services Ltd.	44,206
16,535	Ramsay Healthcare Ltd.	150,231
14,083	Rebel Sport Ltd.	49,213
12,601	Reece Australia Ltd.	226,040
32,701	Repco Corp. Ltd.	43,424
15,009	Resolute Mining Ltd.(b)	20,513
43,145	Ridley Corp. Ltd.	40,373
30,700	Riversdale Mining Ltd.(b)	46,726

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
AUSTRALIA (continued)
36,498	Roc Oil Co. Ltd.(b)	$87,578
11,779	Rural Press Ltd.	123,210
14,369	SAI Global Ltd.	44,633
28,501	Salmat Ltd.	86,316
6,326	Select Harvests Ltd.	63,714
958	Servcorp Ltd.	4,121
13,670	Silex Systems Ltd.(b)	73,140
10,334	Sims Group Ltd.	173,337
10,056	Skilled Group Ltd.	46,463
100,909	Smorgon Steel Group Ltd.	144,184
4,162	Southern Cross Broadcasting Australia Ltd.	50,742
63,352	SP Telemedia Ltd.	41,816
28,294	Specialty Fashion Group Ltd.(b)	39,549
32,702	Spotless Group Ltd.	120,625
23,116	Straits Resources Ltd.	57,622
29,180	STW Communications Group Ltd.	71,378
21,100	Summit Resources Ltd.(b)	55,382
44,505	Sunland Group Ltd.	132,020
27,977	Tap Oil Ltd.(b)	32,045
33,694	Ten Network Holdings Ltd.	93,671
163,262	Thakral Holdings Group	115,370
61,906	Timbercorp Ltd.	134,605
45,884	Tower Australia Group Ltd.(b)	99,767
33,905	Transfield Services Ltd.	243,015
21,009	United Group Ltd.	214,862
63,500	Veda Advantage Ltd.	173,574
21,214	Village Roadshow Ltd.	52,716
25,284	Village Roadshow Ltd., Preferred Shares	60,866
19,960	Western Areas NL(b)	57,350
36,663	WHK Group Ltd.	73,739

		14,164,338

AUSTRIA — 0.4%
566	Agrana Beteiligungs AG	56,508
2,311	Andritz AG	496,989
4,952	Austrian Airlines(b)	66,414
8,912	Boehler-Uddeholm AG	627,586
3,058	BWIN Interactive Entertainment AG(b)	69,550
2,439	BWT AG	105,730
9,308	CA Immobilien Anlagen AG(b)	288,733
2,439	Christ Water Technology AG(b)	39,259
1,891	Constantia Packaging AG	97,354
3,178	Conwert Immobilien Invest AG(b)	72,486
3,121	Flughafen Wien AG	311,185
2,096	Intercell AG(b)	54,445
635	Mayr Melnhof Karton AG	122,763
439	Palfinger AG	64,370
5,405	RHI AG(b)	266,287
862	Schoeller-Bleckmann Oilfield Equipment AG	41,345
2,500	Sparkassen Immobilien AG(b)	34,865

		2,815,869

BELGIUM — 0.5%
5,614	Ackermans & Van Haaren	475,608
50	Banque Nationale de Belgique	247,638
2,225	Barco NV	194,733
4,312	Bekaert SA	528,568
1,479	Cofinimmo	295,125
45	Compagnie d’Entreprises CFE	61,584
765	Compagnie Immobiliere de Belgique SA	46,513
4,983	Compagnie Maritime Belge SA	224,844
3,050	Deceuninck NV	95,604
674	D’ieteren SA	234,989
3,411	Elia System Operator SA/NV	133,595
2,600	Euronav NV	76,992
3,075	Exmar NV	90,256
167	Icos Vision Systems NV(b)	7,017
3,415	Innogenetics(b)	38,278
3,840	Ion Beam Applications(b)	111,609
829	Kinepolis	55,375
5,034	Melexis NV	94,939
4,938	Omega Pharma SA	396,778
3,216	Option NV(b)	50,215
750	Quick Restaurants SA	36,794
1,694	Recticel SA	24,132
740	Roularta Media Group NV	59,750
167	SIPEF NV	53,544
6,295	Tessenderlo Chemie NV	269,030
325	VAN DE Velde	15,707
445	VPK Packaging Group	20,526
643	Warehouses De Pauw SCA	42,029

		3,981,772

BERMUDA — 0.0%
94,783	Hiscox Plc	473,003

BRAZIL — 1.0%
10,000	Acesita SA	269,109
60,000	All America Latina Logistica SA	112,992
5,800,000	Avipal SA/Avicultura e Agropecuaria(b)	25,395
5,700	Centrais Eletricas de Santa Catarina SA	88,987
20,000	Cia Brasileira de Petroleo Ipiranga	195,381

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
BRAZIL (continued)
4,000	Cia de Saneamento do Parana	$5,179
720,000	Cia de Tecidos do Norte de Minas - Coteminas	83,103
1,500,000	Cia Energetica do Ceara - Class A	8,086
27,800,000	Cia Paranaense de Energia	338,199
23,500	Cia Petroquimica do Sul SA	427,062
58,315	Confab Industrial SA	165,826
7,800	Duratex SA	148,725
1,870,000	Eletropaulo Metropolitana de Sao Paulo SA, Preferred Shares - Class A(b)	90,681
15,000	Gol Linhas Aereas Inteligentes SA	449,071
236,000	Klabin SA	567,764
2,400,000	Lojas Americanas SA	138,991
3,000,000	Magnesita SA - Class A	28,107
41,800	Marcopolo SA	122,996
39,750	Metalurgica Gerdau SA	825,673
22,091	NET Servicos de Comunicacao SA(b)	266,979
10,000	Paranapanema SA(b)	132,530
27,977	Perdigao SA	355,632
2,000,000	Plascar Participacoes Industriais SA(b)	79,659
2,600	Refinaria Petroleo Ipiranga	47,861
179,000	Sadia S.A.	574,742
37,626	Suzano Papel e Celulose SA	412,743
24,900	Suzano Petroquimica SA	47,712
60,640,800	Telemig Celular Participacoes SA	114,769
5,600	Ultrapar Participacoes SA	135,225
94,600	Uniao de Industrias Petroquimicas SA	80,613
0	Vivo Participacoes SA(b)	0
36,099	Vivo Participacoes SA(b)	137,662
19,298	Votorantim Celulose e Papel SA	351,154
58,200	Weg SA	419,227

		7,247,835

CANADA — 1.8%
3,000	Aastra Technologies Ltd.(b)	88,970
3,300	AEterna Zentaris, Inc.(b)	13,348
6,400	Agricore United	66,295
900	Ainsworth Lumber Co. Ltd	7,984
1,200	Akita Drilling Ltd. - Class A	17,060
3,533	Alberta Clipper Energy, Inc.(b)	16,212
8,300	Algoma Steel, Inc.(b)	262,937
8,200	Alliance Atlantis Communications, Inc. - Class B(b)	359,969
6,400	Angiotech Pharmaceuticals, Inc.(b)	56,016
35,500	Antrim Energy, Inc.(b)	129,716
686	Atrium Biotechnologies, Inc.(b)	10,057
16,500	ATS Automation Tooling Systems, Inc.(b)	168,674
21,300	AUR Resources, Inc.	414,126
7,700	Axcan Pharma, Inc.(b)	117,188
9,400	Ballard Power Systems, Inc.(b)	52,559
6,500	Bow Valley Energy Ltd.(b)	36,344
1,200	BPO Properties Ltd.	64,242
34,500	Breakwater Resources Ltd.(b)	52,770
5,400	Calfrac Well Services Ltd.	85,855
4,100	Canada Bread Co. Ltd.	195,454
11,400	Canadian Hydro Developers, Inc.(b)	57,446
16,700	Canadian Superior Energy, Inc.(b)	33,065
11,400	Canadian Western Bank	243,538
6,800	Canam Group, Inc.	52,757
5,300	Cangene Corp.(b)	39,633
8,000	Cardiome Pharma Corp.(b)	91,366
13,100	Cascades, Inc.	165,865
7,800	Caspian Energy, Inc.(b)	6,429
37,300	Catalyst Paper Corp.(b)	125,200
5,900	CCL Industries - Class B	156,524
4,300	Celtic Exploration Ltd.(b)	47,502
6,800	Certicom Corp.(b)	32,359
2,688	Chai-Na-Ta Corp.(b)	188
3,800	CHC Helicopter Corp. - Class A	80,534
4,400	Cogeco Cable, Inc.	150,979
10,000	COM DEV International Ltd.(b)	48,861
2,400	Corby Distilleries Ltd. - Class A	52,005
6,500	Corus Entertainment, Inc. - Class B	270,649
5,000	Cott Corp.(b)	70,870
3,500	Crew Energy, Inc.(b)	34,946
29,000	Crystallex International Corp.(b)	84,772
2,800	Dalsa Corp.(b)	29,504
20,304	Denison Mines Corp.(b)	200,486
1,000	Dorel Industries, Inc. - Class A(b)	29,444
5,600	Dorel Industries, Inc. - Class B(b)	166,744
7,400	Draxis Health, Inc.(b)	36,912
5,100	Dundee Corp. - Class A(b)	232,464
13,900	Dundee Wealth Management, Inc.	168,907
38,500	Dynatec Corp.(b)	72,629
53,600	Eldorado Gold Corp.(b)	304,256
3,533	Ember Resources, Inc.(b)	8,166
23,100	Emergis, Inc.(b)	101,485

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
CANADA (continued)
8,400	Enerflex Systems Income Fund	$80,303
1,500	Equitable Group, Inc.	43,019
12,600	Extendicare Real Estate Investment Trust	177,308
3,729	Fairquest Energy Ltd.(b)	8,873
4,200	FirstService Corp.(b)	105,321
4,200	Flint Energy Services Ltd.(b)	90,117
5,500	Forzani Group Ltd. (The) - Class A(b)	88,940
2,900	Galleon Energy, Inc. - Class A(b)	39,084
1,700	Garda World Security Corp. - Class A(b)	28,964
3,500	Gennum Corp.	39,408
27,600	Golden Star Resources Ltd.(b)	91,468
6,400	Great Canadian Gaming Corp.(b)	66,349
3,800	Greystar Resources Ltd.(b)	27,770
4,000	GSI Group, Inc.(b)	33,560
3,800	Harris Steel Group, Inc.	148,474
35,400	High River Gold Mines Ltd.(b)	66,179
4,916	Highpine Oil & Gas Ltd.(b)	64,165
5,300	Home Capital Group, Inc.	149,704
9,600	Husky Injection Molding Systems Ltd.	46,336
5,100	Hydrogenics Corp.(b)	5,547
6,800	Imax Corp.(b)	26,465
5,600	Imperial Metals Corp.(b)	51,536
2,800	Indigo Books & Music, Inc.(b)	35,928
6,300	International Forest Products Ltd. - Class A(b)	39,509
6,300	Intertape Polymer Group, Inc.(b)	30,033
4,800	Iteration Energy Ltd.(b)	19,130
25,600	Ivanhoe Energy, Inc.(b)	42,420
13,600	Kingsway Financial Services, Inc.	280,714
5,200	Kirkland Lake Gold, Inc.(b)	38,222
10,000	Labopharm, Inc.,(b)	54,470
2,600	Laurentian Bank Of Canada	67,629
3,100	Leon’s Furniture Ltd.	130,396
17,400	Linamar Corp.	214,395
9,000	Lions Gate Entertainment Corp.(b)(c)	96,956
6,700	MacDonald Dettwiler & Associates Ltd.(b)	282,848
16,400	Magellan Aerospace Corp.(b)	43,899
3,200	Major Drilling Group International(b)	69,286
11,900	Martinrea International, Inc.(b)	123,267
4,100	MEGA Brands, Inc.(b)	88,076
3,600	Melcor Developments Ltd.	59,256
27,200	Miramar Mining Corp.(b)	122,502
1,500	Morguard Corp.	61,820
1,900	Mosaid Technologies, Inc.	46,257
4,900	Neurcochem, Inc.(b)	83,901
6,300	Norbord, Inc.	51,822
8,400	North American Palladium Ltd.(b)	67,454
18,400	Northern Orion Resources, Inc.(b)	70,517
28,200	Northgate Minerals Corp.(b)	105,918
6,600	NuVista Energy Ltd.(b)	73,751
11,100	Open Text Corp.(b)	208,455
9,000	PAN American Silver Corp.(b)	255,209
8,800	Pason Systems, Inc.	101,550
22,300	Patheon, Inc.(b)	103,655
7,380	Pearl Exploration & Production Ltd.(b)	30,102
7,700	Peru Copper, Inc.(b)	30,557
5,500	Petrobank Energy & Resources Ltd.(b)	87,585
17,300	QLT, Inc.(b)	162,298
23,200	Quest Capital Corp.	64,663
4,700	Real Resources, Inc.(b)	57,911
9,400	Reitman’s Canada Ltd. - Class A	183,719
1,900	Richelieu Hardware Ltd.	38,749
7,200	Rider Resources Ltd.(b)	53,535
11,600	Russel Metals, Inc.	272,553
5,700	Samuel Manu-Tech, Inc.	65,970
13,800	Saskatchewan Wheat Pool(b)	99,912
5,800	Savanna Energy Services Corp.(b)	90,243
21,900	SEMAFO, Inc.(b)	33,870
11,200	ShawCor Ltd.	236,791
28,700	Sherritt International Corp.	340,215
2,800	Sierra Wireless(b)	40,449
3,100	Silvercorp Metals, Inc.(b)	47,654
20,900	Sino-Forest Corp.(b)	170,141
4,800	St. Lawrence Cement Group, Inc. - Class A	121,305
6,400	Stantec, Inc.(b)	150,972
2,100	Systems Xcellence, Inc.(b)	44,327
18,080	Tahera Diamond Corp.(b)	18,129
7,200	Tanzanian Royalty Exploration Corp.(b)	38,423
2,400	Teknion Corp.(b)	8,015
7,000	Tenke Mining Corp.(b)	88,868
4,600	Tesco Corp.(b)	96,433
14,000	TLC Vision Corp.(b)	80,303
1,400	Transat A.T., Inc. - Class A	38,236
3,600	Transat A.T., Inc. - Class B	98,351
5,600	Transglobe Energy Corp.(b)	27,553

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
CANADA (continued)
2,800	Tundra Semiconductor Corp.(b)	$22,627
5,700	TVA Group, Inc. - Class B	74,350
4,200	Uni-Select, Inc.	105,964
2,500	Van Houtte, Inc.	49,350
16,500	Vasogen, Inc.(b)	6,520
1,260	Vero Energy, Inc.(b)	6,157
3,000	Virginia Mines, Inc.(b)	14,786
2,100	Vitran Corp., Inc.(b)	36,600
400	Wescast Industries, Inc. - Class A	4,623
17,600	Westaim Corp.(b)	25,574
10,800	Western Copper Corp.(b)	11,931
4,600	Winpak Ltd.	38,307
19,200	Zarlink Semiconductor, Inc.(b)	40,299

		13,315,316

CHILE — 0.3%
164,971	Banmedica SA	196,809
49,991	Cementos BIO BIO SA	133,958
12,790	Cia de Consumidores de Gas de Santiago SA	83,334
42,000	Cia Sudamericana de Vapores SA	63,210
49,225,119	CorpBanca SA	270,135
17,867	Cristalerias de Chile SA	190,197
792,236	Empresas Iansa SA	123,594
37,174	Farmacias Ahumada SA	126,222
200,535	Industrias Forestales SA	55,955
1,454,475	Madeco SA(b)	169,380
186,759	Parque Arauco SA	164,188
179,728	Vina Concha y Toro SA	323,270
7,044,884	Vina San Pedro SA(b)	65,943

		1,966,195

DENMARK — 0.6%
1,875	ALK-Abello A/S	435,254
1,300	Alm. Brand Skadesforsikring A/S(b)	97,714
1,600	Amagerbanken A/S	118,585
2,400	Auriga Industries - Class B	61,670
3,050	Bang & Olufsen A/S - Class B	391,326
1,100	Biomar Holding A/S	53,358
2,200	Dalhoff Larsen & Horneman A/S - Class B	44,032
950	Dfds A/S	135,672
50	DiBa Bank A/S	17,218
2,350	East Asiatic Co. Ltd. A/S	114,608
220	Fionia Bank A/S	64,414
925	Forstaedernes Bank A/S	139,539
4,400	Genmab A/S(b)	278,807
1,000	IC Companys A/S	64,589
1,275	NeuroSearch A/S(b)	72,879
4,800	NKT Holding A/S	422,039
25	Norresundby Bank A/S	16,169
200	Parken Sport & Entertainment A/S(b)	54,188
980	Ringkjoebing Landbobank A/S	202,140
720	Roskilde Bank	81,807
1,125	Royal UNIBREW A/S	155,551
350	Sanistal A/S - Class B	61,180
1,000	Schouw & Co.	64,589
700	SimCorp A/S	153,440
260	Sjaelso Gruppen	87,715
7,970	Spar Nord Bank A/S	201,312
325	Sparbank Vest A/S	24,769
50	Sparekassen Faaborg A/S	33,649
17,870	Sydbank A/S	913,679
4,000	TK Development(b)	57,335
7,000	TopoTarget A/S(b)	45,029
500	Vestjysk Bank A/S	29,454

		4,693,710

FINLAND — 0.7%
8,600	Alma Media	105,924
22,250	Amer Sports Oyj - Class A	485,455
1,400	Bank of Aland Plc - Class B	46,785
4,700	Cramo Oyj - Class B	127,784
2,150	Elcoteq SE	25,500
10,700	Elekrobit Group Oyj	32,912
12,200	Finnair Oyj	219,433
5,400	Finnlines Oyj	122,111
9,150	Fiskars Oyj Abp - Class A	157,062
11,650	F-Secure Oyj	33,101
2,100	Hk-Ruokatalo Oyj - Class A	41,357
14,150	Huhtamaki Oyj	251,924
12,000	KCI Konecranes Oyj	386,940
5,400	Kemira GrowHow Oyj	59,120
9,800	Kemira Oyj	233,616
3,265	Kyro Oyj Abp	18,256
5,400	Lassila & Tikanoja Oyj	164,692
1,850	Lemminkainen Oyj	98,835
27,500	M-real Oyj - Class B	187,097
10,440	Nokian Renkaat Oyj	206,283
14,900	OKO Bank Plc - Class A	241,973
1,850	Olvi Oyj - Class A	49,382
2,800	Perlos Oyj	11,861
2,400	PKC Group Oyj	35,503
1,080	Ponsse Oyj	19,636
7,300	Poyry Oyj	125,687
20,000	Raisio Plc - Class V	53,959
6,800	Rapala VMC Oyj	54,949
11,400	Sponda Oyj	164,927
1,500	Stockman Oyj Abp - Class A	70,381
5,315	Stockman Oyj Abp - Class B	249,038
1,660	Tietoenator Oyj	44,570
17,900	Uponor Oyj	699,902
1,200	Vacon Plc	43,793
1,000	Vaisala Oyj - Class A	45,617

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
FINLAND (continued)
16,100	YIT Oyj	$430,383

		5,345,748

FRANCE — 1.7%
902	Ales Groupe	21,632
3,474	Alten(b)	136,424
19,560	Altran Technologies SA(b)	172,847
3,839	April Group	201,644
1,781	Assystem	33,751
1,591	Audika	44,480
923	Bacou Dalloz	114,886
1,402	Beneteau SA	157,148
700	BioMerieux	53,601
300	Boiron SA	7,977
629	Bonduelle SCA	80,915
1,360	Bongrain SA	131,436
8,890	Bourbon SA	494,063
298	Bricorama SA	17,556
7	Bull SA(b)	6
10,949	Bull SA(b)	81,056
17,208	Canal Plus	192,882
2,116	Carbone Lorraine	122,010
4,445	CBo Territoria(b)	20,393
489	Cegedim SA	44,773
1,047	Cegid	48,785
1,346	CFF Recycling	65,348
3,425	Club Mediterranee SA(b)	193,916
2,760	Compagnie Generale de Geophysique-Veritas(b)	547,863
6,230	Compagnie Generale de Geophysique-Veritas - ADR(b)	247,393
2,331	Compagnie Plastic-Omnium SA	112,714
1,082	Damartex SA	39,049
565	Delachaux SA	42,895
1,022	Electricite de Strasbourg	239,099
1,280	Etam Developpement SA	100,098
279,888	Euro Disney SCA(b)	36,479
613	Exel Industries SA - Class A	54,529
3,592	Faurecia(b)	251,639
3,740	Fimalac	350,968
886	Financiere Pour la Location d’Immeubles Industriels et Commerciaux	42,646
839	Fleury Michon SA	50,302
1,570	Foncia Groupe	80,889
10,221	Generale de Sante	402,978
326	Geodis	65,317
6,915	GFI Informatique	61,377
1,254	GL Events	65,703
899	Groupe Crit	37,729
3,507	Groupe Steria SCA	215,791
251	Guerbet	41,874
1,184	Guyenne et Gascogne SA	157,712
3,678	Haulotte Group	112,941
49,971	Havas SA	295,039
2,150	IMS-International Metal Service	67,561
2,593	Ingenico(b)	62,455
2,016	IPSOS	69,368
2,612	Kaufman & Broad SA	170,218
863	Laurent-Perrier	85,485
346	LISI	29,087
629	Maisons France Confort	48,369
3,415	Manitou BF SA	177,860
873	Manutan (Societe)	62,865
4,555	Nexans SA	621,582
800	Nexity	66,940
463	Norbert Dentressangle	39,707
4,755	Oberthur Card Systems SA	33,652
3,349	Orpea(b)	295,943
2,892	Penauille Polyservices(b)	42,895
666	Petit Forestier	58,592
1,266	Pierre & Vacances	154,940
3,160	Provimi SA	128,871
485	Radiall	66,373
4,762	Rallye SA	255,401
790	Remy Cointreau SA	51,380
108,785	Rhodia SA(b)	391,328
1,356	Rodriguez Group	69,209
1,444	Rubis	109,065
1,400	Saft Groupe SA(b)	51,602
15,650	SCOR	426,319
1,333	SEB SA	218,735
2,300	Sechilienne-Sidec	124,645
886	SIICInvest(b)	3,072
15	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	9,961
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	454,074
7,954	SOITEC(b)	233,462
419	Somfy SA	116,266
811	Sopra Group SA	68,125
573	Spir Communication	90,888
1,360	Stallergenes	89,958
857	Ste Industrielle d’Aviation Latecoere SA	29,287
1,316	STEF-TFE	85,761
62	Sucriere de Pithiviers-Le-Vieil	56,566
870	Synergie SA	37,760
6,662	Teleperformance	287,232
2,672	Theolia SA(b)	59,134
750	Toupargel-Agrigel	43,030
2,088	Trigano SA	102,924
8,342	UBISOFT Entertainment(b)	335,420
886	Union Financiere de France BQE SA	58,893
7,341	Viel et Compagnie	46,213

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
FRANCE (continued)
402	Vilmorin & Cie	$37,279
1,248	Virbac SA	83,607
127	VM Materiaux SA	11,918

		12,411,830

GERMANY — 1.5%
5,932	Aareal Bank AG(b)	281,582
2,064	Adlink Internet Media AG(b)	50,036
4,077	ADVA AG Optical Networking(b)	44,530
11,559	Aixtron AG(b)	60,563
700	Andreae-Noris Zahn AG	33,876
5,132	AWD Holding AG	224,744
6,102	Baader Wertpapierhan-delsbank AG	33,801
1,916	Balda AG	22,026
3,334	Bechtle AG	93,947
8,045	Bilfinger Berger AG	629,235
1,034	Biotest AG	45,403
780	Boewe Systec AG	52,864
1,342	CENTROTEC Sustainable AG(b)	51,074
1,017	Cewe Color Holding AG	47,718
3,193	ComBOTS AG(b)	47,442
8,271	Comdirect Bank AG	106,399
2,300	Conergy AG	139,993
934	CTS Eventim AG	36,520
4,009	Curanum AG	36,054
6,258	DAB Bank AG	68,922
2,709	Deutsche Euroshop AG	202,420
11,195	Deutz AG(b)	172,904
7,612	Douglas Holdings AG	421,053
1,775	Duerr AG(b)	52,053
440	DVB Bank AG	134,767
6,000	EM.TV AG(b)	32,141
13,153	Epcos AG(b)	241,717
1,290	Escada AG(b)	56,745
1,198	Euwax AG	55,352
10,166	Evotec AG(b)	48,495
3,542	Fielmann AG	220,391
1,320	Fuchs Petrolub AG	92,129
2,507	Gerry Weber International AG	56,038
2,948	GFK AG	138,476
3,263	GPC Biotech AG(b)	92,542
711	Grenkeleasing AG	32,415
1,410	Hawesko Holding AG	40,651
1,384	Indus Holding AG	53,574
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	38,045
7,388	IWKA AG(b)	211,746
9,419	Jenoptik AG(b)	100,789
3,331	Kloeckner-Werke AG	46,671
9,805	Kontron AG	158,465
1,372	Krones AG	214,585
210	KSB AG(b)	107,467
1,630	KWS Saat AG	175,779
5,406	Leoni AG	226,386
4,552	Medion AG	52,269
14,237	Mobilcom AG(b)	431,981
900	Morphosys AG(b)	64,809
4,200	MTU Aero Engines Holding AG	223,507
120	Muehlbauer Holding AG & Co KGaA	5,565
6,747	MVV Energie AG	238,486
1,551	Nemetschek AG	53,388
6,988	Norddeutsche Affinerie AG	204,198
350	Oldenburgische Landesbank AG	23,835
1,199	Pfeiffer Vacuum Technology AG	103,609
3,942	Pfleiderer AG	125,928
5,400	Premiere AG(b)	104,446
8,596	QSC AG(b)	56,578
932	Rational AG	166,819
678	REpower Systems AG(b)	96,321
4,181	Rheinmetall AG	329,630
6,649	Rhoen Klinikum AG	346,641
475	Sartorius AG	23,501
1,302	Schlott Gruppe AG	40,897
14,249	SGL Carbon AG(b)	357,873
904	SHB Stuttgarter Invest AG	38,528
5,128	Singulus Technologies(b)	80,538
1,556	Sixt AG	92,599
5,314	Software AG	406,212
1,149	Solon AG Fuer Solartechnik(b)	48,850
9,857	Stada Arzneimittel AG	569,130
530	STRABAG AG	108,107
4,152	Takkt AG	73,164
4,973	Techem AG	357,460
31,712	United Internet AG	586,915
2,439	Vivacon AG(b)	93,046
1,861	Vossloh AG	145,290
600	Wincor Nixdorf AG	95,210
6,982	Wirecard AG(b)	77,259
2,027	Wuerttembergische Lebensversicherung AG - Class D	111,726

		11,464,840

GREECE — 0.5%
11,258	Aspis Bank SA(b)	61,921
8,200	Athens Medical Center SA	51,300
11,160	Attica Holdings SA	62,836
2,660	Babis Vovos International Construction SA	108,862
6,750	Bank of Attica(b)	47,331
2,620	Bank of Greece	354,285

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
GREECE (continued)
10,660	Blue Star Maritime SA	$46,405
1,850	C. Rokas SA	43,595
10,995	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	63,627
7,500	Ethniki General Insurance Co.(b)	57,478
4,480	Forthnet SA(b)	67,382
4,720	Fourlis Holdings SA	94,123
2,870	Frigoglass SA	63,142
9,670	GEK Group of Cos. SA	109,398
6,280	Geniki Bank(b)	71,374
9,780	Halcor SA	61,440
2,570	Hellenic Duty Free Shops SA	53,929
28,277	Hellenic Technodomiki Tev SA	392,137
6,140	Heracles General Cement Co.	138,605
4,630	Iaso SA	48,276
20,300	Intracom Holdings SA(b)	141,286
6,280	J&P-Avax SA	58,114
3,450	Lampsa Hotel Co.	77,071
8,280	M.J. Maillis SA	30,325
5,160	Metka SA	72,633
10,180	Michaniki SA	66,606
11,600	Minoan Lines Shipping SA(b)	72,571
12,165	Motor Oil Hellas Corinth Refineries SA	324,083
3,920	Mytilineos Holdings SA	173,200
2,580	Neochimiki LV Lavrentiadis SA	59,654
11,720	Regency Entertainment SA	168,334
5,750	Sarantis SA	58,006
23,070	Technical Olympic SA	77,577
3,530	Terna SA	59,811
27,740	Viohalco	347,089
5,346	Vivartia SA	101,729

		3,885,535

HONG KONG — 0.9%
96,000	Alco Holdings Ltd.	45,863
30,000	Allied Group Ltd.	76,695
48,000	Allied Properties HK Ltd.	53,487
56,000	AMVIG Holdings Ltd.	39,449
142,000	Asia Financial Holdings Ltd.	57,291
34,000	Asia Satellite Telecommunications Holdings Ltd.	60,967
1,173,022	Asia Standard International Group Ltd.	35,908
36,000	Associated International Hotels Ltd.(b)	46,847
64,000	Cafe de Coral Holdings Ltd.	110,662
180,000	Chaoda Modern Agriculture Ltd.	127,261
36,000	Chevalier International Holdings Ltd.	37,948
130,000	China Electronics Corp. Holdings Co. Ltd.	14,153
228,000	China Gas Holdings Ltd.	45,556
154,000	China Insurance International Holdings Co. Ltd.(b)	181,465
106,000	China Metal International Holdings, Inc.	40,594
194,000	China Oriental Group Co. Ltd.	52,677
190,000	China Pharmaceutical Group Ltd.(b)	30,906
267,000	China Power International Development Ltd.	144,656
348,000	China Resources Logic Ltd.	34,321
54,000	China Shineway Pharmaceutical Group Ltd.	37,833
480,000	China Solar Energy Holdings Ltd.(b)	47,339
51,000	Chong Hing Bank Ltd.	135,868
52,000	Chow Sang Sang Holdings Ltd.	33,301
350,000	Citic 21CN Co. Ltd.(b)	37,208
580,000	Citic Resources Holdings Ltd.(b)	176,060
48,000	Clear Media Ltd.(b)	58,712
286,000	Coastal Greenland Ltd.	39,928
174,000	Cofco International Ltd.	182,746
94,000	Comba Telecom Systems Holdings Ltd.	36,119
120,000	Cosco International Holdings Ltd.	45,802
44,000	Cross-Harbour Holdings Ltd.	36,518
33,550	Dickson Concepts International Ltd.	35,494
121,000	Digital China Holdings Ltd.	44,014
151,000	DVN Holdings Ltd.(b)	45,836
168,234	EganaGoldpfeil Holdings Ltd.	106,661
162,000	Emperor International Holdings Ltd.	38,386
121,000	Enerchina Holdings Ltd.	9,609
216,173	Far East Consortium Ltd.	99,122
54,000	Fong’s Industries Co. Ltd.	37,348
118,000	Fountain SET Holdings Ltd.	40,202
39,000	FU JI Food & Catering Services Holdings Ltd.	81,521
98,000	Fubon Bank Hong Kong Ltd.	48,325
490,000	Geely Automobile Holdings Ltd.	52,091
170,000	Giordano International Ltd.	91,450

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
HONG KONG (continued)
184,000	Global Bio-Chem Technology Group Co. Ltd.	$53,261
116,000	Glorious Sun Enterprises Ltd.	58,241
211,714	Golden Meditech Co. Ltd.(b)	84,061
44,000	Grande Holdings Ltd.	15,216
638,000	Guangzhou Investment Co. Ltd.	147,088
120,000	GZI Transportation Ltd.	67,627
40,000	Harbour Centre Development Ltd.	68,549
159,600	HKR International Ltd.	82,176
56,000	Hong Kong Ferry Holdings Ltd.	60,393
59,631	Hung Hing Printing Group Ltd.	33,605
450,000	Hutchison Harbour Ring Ltd.	33,429
135,000	I-CABLE Communications Ltd.	30,086
210,000	Innomaxx Biotechnology Group Ltd.(b)	53,794
23,000	Integrated Distribution Services Group Ltd.	44,188
261,217	K Wah International Holdings Ltd.	78,624
192,000	Kingway Brewery Holdings Ltd.	91,727
99,000	Kowloon Development Co. Ltd.	185,889
1,072,000	Lai Sun Development Ltd.(b)	40,504
43,000	Li Ning Co. Ltd.	73,139
46,000	Liu Chong Hing Investment Ltd.	63,042
62,000	Lung Kee (Bermuda) Holdings Ltd.	31,764
98,000	Midland Holdings Ltd.	60,249
440,000	Mingyuan Medicare Development Co. Ltd.	43,394
108,000	Minmetals Resources Ltd.(b)	33,199
67,000	Miramar Hotel & Investment Co. Ltd.	89,933
3,671,148	Nan Hai Corp. Ltd.(b)	31,504
420,000	Neo-China Group Holdings Ltd.	64,015
162,000	Next Media Ltd.	53,325
242,000	Oriental Press Group Ltd.	43,704
200,000	Pacific Andes International Holdings Ltd.	62,247
69,000	Pacific Basin Shipping Ltd.	48,077
104,000	Pacific Century Insurance Holdings Ltd.	63,938
275,000	Pacific Century Premium Developments Ltd.	84,886
150,000	Peace Mark Holdings Ltd.	125,648
200,000	Pico Far East Holdings Ltd.	46,365
198,000	Playmates Holdings Ltd.	29,925
25,000	Ports Design Ltd.	68,684
192,000	Prime Success International Group Ltd.	213,947
80,000	Public Financial Holdings Ltd.	67,934
129,357	PYI Corp. Ltd.	46,391
1,222,000	Regal Hotels International Holdings Ltd.	107,995
56,000	Road King Infrastructure Ltd.	87,362
88,000	SA SA International Holdings Ltd.	29,981
200,000	SCMP Group Ltd.	71,725
194,000	Shanghai Real Estate Ltd.	50,192
1,177,500	Shenzen International Holdings Ltd.	79,932
538,000	Shougang Concord International Enterprises Co. Ltd.	37,210
34,000	Shui On Construction & Materials Ltd.	66,802
200,000	Silver Grant International Ltd.	52,257
236,000	Sino Biopharmaceutical Ltd.	33,250
2,330,000	Sino-I Technology Ltd.(b)	30,141
242,000	Sinolink Worldwide Holdings Ltd.	56,102
118,000	Sinopec Kantons Holdings Ltd.	31,134
43,500	SmarTone Telecommunications Holding Ltd.	47,971
45,000	Sun Hung Kai & Co. Ltd.	40,980
82,000	TAI Cheung Holdings Ltd.	52,093
290,000	TCL Multimedia Technology Holdings Ltd.(b)	21,172
60,000	Texwinca Holdings Ltd.	46,186
134,000	Tian An China Investment Co. Ltd.(b)	97,828
106,000	Tianjin Development Holdings Ltd.	80,102
420,000	Titan Petrochemicals Group Ltd.	27,973
132,000	Top Form International Ltd.	23,500
50,000	Truly International Holdings Ltd.	54,434
45,000	Varitronix International Ltd.	25,879
136,000	Vitasoy International Holdings Ltd.	51,038
29,000	Vtech Holdings Ltd.	178,846
29,000	Wing On Co. International Ltd.	46,727

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
HONG KONG (continued)
		$

			7,036,779

HUNGARY — 0.1%
1,508	Danubius Hotel & Spa Plc(b)		59,233
2,000	Egis Plc		245,877
15,083	Fotex Plc(b)		52,089
7,801	Tiszai Vegyi Kombinat NyRt		284,529

			641,728

INDONESIA — 0.4%
314,500	Apexindo Pratama Duta PT		60,481
135,000	Astra Agro Lestari Tbk PT		195,824
4,550,000	Bakrie & Brothers Tbk PT(b)		86,000
1,594,500	Bank Niaga Tbk PT		157,698
3,011,250	Bank Pan Indonesia Tbk PT(b)		195,235
857,000	Berlian Laju Tanker Tbk PT		156,332
468,000	Bhakti Investama Tbk PT(b)		45,257
261,500	Bimantara Citra Tbk PT(b)		134,342
639,000	Holcim Indonesia Tbk PT(b)		45,643
317,500	Indocement Tunggal Prakarsa Tbk PT		186,662
1,738,500	Indofood Sukses Makmur Tbk PT		322,864
1,219,500	Kalbe Farma Tbk PT(b)		174,214
867,000	Lippo Karawaci Tbk PT		97,180
1,284,300	Matahari Putra Prima Tbk PT		100,204
130,000	Medco Energi Internasional Tbk PT		48,929
1,254,500	Ramayana Lestari Sentosa Tbk PT		118,557
63,500	Semen Gresik Persero Tbk PT		265,165
125,500	Sinar Mas Agro Resources & Technology Tbk PT(b)		49,648
180,500	Sumalindo Lestari Jaya Tbk PT(b)		51,571
384,000	Summarecon Agung Tbk PT		53,591
1,025,000	Tempo Scan Pacific Tbk PT		105,879

			2,651,276

IRELAND — 0.5%
5,961	Abbey Plc		90,124
78,374	Blackrock International Land Plc(b)		58,225
19,916	DCC Plc		629,473
40,375	Dragon Oil Plc(b)		141,030
6,927	FBD Holdings Plc		357,523
78,374	Fyffes Plc		112,364
52,546	Glanbia Plc		229,429
40,306	Greencore Group Plc		219,063
25,432	Iaws Group Plc		590,016
6,355	Irish Continental Group Plc(b)		131,283
126,231	Kenmare Resources Plc(b)		106,941
6,560	McInerney Holdings Plc		133,124
9,316	Paddy Power Plc		203,987
13,296	Readymix Plc		46,616
78,374	Total Produce Plc(b)		73,912
48,645	United Drug Plc		256,143

			3,379,253

ISRAEL — 0.5%
31,823	Aloni Hetz Properties & Investments Ltd.		159,366
14,254	Alvarion Ltd.(b)		93,846
11,336	AudioCodes Ltd.(b)		112,979
10,202	Azorim-Investment Development & Construction Co. Ltd.		140,961
7,287	Blue Square Chain Investments & Properties Ltd.(b)		86,046
6,797	Blue Square-Israel Ltd.		105,265
40,000	Clal Industries & Investments		237,386
13,567	Delek Automotive Systems Ltd.		96,440
128,917	Delek Drilling - LP		65,652
10,104	Direct Insurance Financial Investments Ltd.(b)		46,155
5,168	Elbit Medical Imaging Ltd.(b)		205,198
1,283	Electra (Israel) Ltd.(b)		200,721
10,253	Elron Electronic Industries Ltd.(b)		129,534
2,757	FMS Enterprises Migun Ltd.		91,180
19,563	Frutarom		173,344
3,086	Hot-Cable System Media Ltd.(b)		27,824
51,102	Housing & Construction Holdings Ltd.(b)		64,008
52,358	Industrial Buildings Corp.		124,512
5,109	Israel Petrochemical Enterprises Ltd.(b)		52,853
10,291	Israel Salt Industries Ltd.		64,559
5,206	Ituran Location & Control Ltd.		77,882
2,244	Koor Industries Ltd.(b)		126,048
17,080	Ormat Industries Ltd.		205,219
1,051	Property & Building Corp. Ltd.		153,696
5,150	RADVision Ltd.(b)		100,073
7,800	Retalix Ltd.(b)		138,651
15,819	Scailex Corp. Ltd.(b)		122,420
50,253	Super-Sol Ltd.(b)		196,932

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
ISRAEL (continued)
4,294	Tadiran Communications Ltd.	$172,920
16,189	Union Bank of Israel(b)	88,917

		3,660,587

ITALY — 1.0%
4,493	Acegas-APS SpA	52,997
4,777	Actelios SpA(b)	52,144
18,355	Aedes SpA	156,696
15,047	Alitalia SpA(b)	21,769
20,522	Amplifon SpA	174,795
4,096	Arnoldo Mondadori Editore SpA	45,378
11,747	Astaldi SpA	94,160
19,000	Azimut Holding SpA	265,715
47,864	Banca Finnat Euramerica SpA	66,376
13,083	Banca Intermobiliare SpA	142,553
6,895	Banca Popolare dell’Etruria e del Lazio	142,259
16,395	Banca Profilo SpA	54,062
10,603	Banco di Desio e della Brianza SpA	129,074
11,767	Benetton Group SpA	203,517
2,727	Biesse SpA	60,422
868	Bonifica Ferraresi e Imprese Agricole SpA	42,854
6,562	Brembo SpA	82,576
10,024	Caltagirone Editore SpA	81,982
8,326	Caltagirone SpA	88,442
7,938	Carraro SpA	54,317
15,854	Cementir SpA	160,348
77,904	Compagnie Industriali Riunite SpA	286,841
11,238	Credito Artigiano SpA	56,538
3,081	Credito Bergamasco SpA	128,500
10,587	Cremonini SpA	36,394
4,901	Danieli & Co. SpA	96,774
11,715	De Longhi SpA	67,794
1,000	Digital Multimedia Technologies SpA(b)	82,476
3,739	Ergo Previdenza SpA	25,731
4,260	Esprinet SpA	85,450
2,543	Fiera Milano SpA	29,830
55,550	Gemina SpA(b)	253,405
12,205	Gewiss SpA	101,012
2,618	GranitiFiandre SpA	27,980
34,089	Gruppo Editoriale L’Espresso SpA	181,719
176,888	Immobiliare Lombarda SpA(b)	49,568
45,336	IMMSI SpA	121,871
29,000	Impregilo SpA(b)	176,325
6,730	Indesit Co. SpA	119,644
3,035	Industria Macchine Automatiche SpA	49,446
6,000	Interpump Group SpA	61,779
67,845	Iride SpA	215,760
16,980	Juventus Football Club SpA(b)	42,846
59,445	KME Group(b)	42,226
3,165	Mariella Burani SpA	90,299
5,000	MARR SpA	47,149
10,871	Marzotto SpA	49,059
6,000	Meliorbanca SpA	29,560
8,988	Navigazione Montanari SpA	40,796
5,000	Panariagroup Industrie Ceramiche SpA	42,555
4,609	Permasteelisa SpA	91,669
20,492	Piccolo Credito Valtellinese Scarl	338,395
45,883	Premafin Finanziaria SpA	145,618
15,524	Premuda SpA	30,755
52,101	RDM Realty SpA(b)	2,519
21,864	Recordati SpA	176,109
18,894	Risanamento SpA	189,371
1,433	Sabaf SpA	50,372
1,068	SAES Getters SpA	42,066
1,000	SAVE SpA	35,451
41,186	Societa Partecipazioni Finanziarie SpA(b)	37,710
3,079	Socotherm SpA	48,999
10,367	Sogefi SpA	83,909
12,888	Sol SpA	85,248
45,647	Sorin SpA(b)	96,262
8,578	Stefanel SpA	42,010
333,382	Telecom Italia Media SpA	151,429
60,560	Tiscali SpA(b)	205,616
2,530	Tod’s SpA	218,096
4,797	Trevi Finanziaria SpA	64,585
10,871	Valentino Fashion Group SpA	433,990
5,718	Vianini Lavori SpA	76,165
3,570	Vittoria Assicurazioni SpA	59,093

		7,517,200

JAPAN — 8.2%
5,200	ABILIT Corp.	24,044
22,000	Achilles Corp.	37,736
16,000	ADEKA Corp.	167,319
3,000	Advan Co. Ltd.	36,294
2,040	Aeon Fantasy Co. Ltd.	72,857
3,000	Ahresty Corp.	88,996
12,000	Aica Kogyo Co. Ltd.	165,562
1,100	Aichi Bank Ltd. (The)	125,878
13,200	Aichi Corp.	129,397
20,000	Aichi Machine Industry Co. Ltd.	52,536
9,000	Aida Engineering Ltd.	61,079
2,600	Aiphone Co. Ltd.	45,244
9,000	Airport Facilities Co. Ltd.	51,458
7,300	Aisan Industry Co. Ltd.	88,316

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
15,000	Akebono Brake Industry Co. Ltd.	$135,979
35,000	Akita Bank Ltd. (The)	164,443
11,900	Allied Telesis Holdings KK(b)	11,340
4,000	Aloka Co. Ltd.	41,233
1,900	Alpha Systems, Inc.	59,828
5,800	Alpine Electronics, Inc.	87,807
3,000	Alps Logistics Co. Ltd.	51,707
11,000	Amano Corp.	142,923
14,000	Ando Corp.	28,654
8,000	Anest Iwata Corp.	49,321
24,000	Anritsu Corp.	144,183
2,100	AOI Electronic Co. Ltd.	46,201
4,600	AOKI Holdings, Inc.	73,490
30,000	Aomori Bank Ltd. (The)	118,329
4,700	Ariake Japan Co. Ltd.	102,428
6,600	Arisawa Manufacturing Co. Ltd.	65,573
2,000	Art Corp.	60,491
2,900	As One Corp.	75,936
15,000	Asahi Diamond Industrial Co. Ltd.	108,013
12,000	Asahi Organic Chemicals Industry Co. Ltd.	50,912
4,350	Asahi Pretec Corp.	94,440
9,000	Asahi Soft Drinks Co. Ltd.	130,436
13,000	Asahi TEC Corp.(b)	33,933
4,000	ASKA Pharmaceutical Co. Ltd.	31,919
7,000	Asunaro Aoki Construction Co. Ltd.	38,979
41,000	Atsugi Co. Ltd.	63,192
3,600	Avex Group Holdings, Inc.	59,662
18,000	Bando Chemical Industries Ltd.	93,222
2,600	Bank of Iwate Ltd. (The)	144,780
2,600	Bank of Okinawa Ltd. (The)	102,121
24,000	Bank of Saga Ltd. (The)	94,266
5,000	Bank of the Ryukyus Ltd.(b)	84,107
5,900	Belluna Co. Ltd.	88,832
11,000	Best Denki Co. Ltd.	63,440
4,000	Bookoff Corp.	73,086
1,000	Bull-Dog Sauce Co. Ltd.	10,607
8,000	Bunka Shutter Co. Ltd.	46,205
3,600	CAC Corp.	27,295
14,000	Calpis Co. Ltd.	111,253
7,500	Canon Electronics, Inc.	247,348
7,000	Canon Finetech, Inc.	137,181
9,800	Capcom Co. Ltd.	185,151
3,500	Cawachi Ltd.	97,448
13,000	Central Finance Co. Ltd.	67,865
7,800	Century Leasing System, Inc.	109,490
8,500	Chiba Kogyo Bank Ltd. (The)(b)	124,105
7,500	Chiyoda Co. Ltd.	166,245
1,400	Chofu Seisakusho Co. Ltd.	28,828
20,000	Chori Co. Ltd.(b)	34,969
5,500	Chudenko Corp.	85,499
14,000	Chuetsu Pulp & Paper Co. Ltd.	28,422
17,000	Chugai Ro Co. Ltd.	67,335
8,000	Chugoku Marine Paints Ltd.	62,844
34,000	Chukyo Bank Ltd. (The)	105,933
9,000	Chuo Spring Co. Ltd.	42,211
13,000	CKD Corp.	137,993
5,000	Cleanup Corp.	41,225
7,000	CMK Corp.	77,378
14	Coca-Cola Central Japan Co. Ltd.	110,209
8,000	Commuture Corp.	60,524
4,400	Corona Corp.	78,936
6,600	Cosel Co. Ltd.	107,083
73,000	Cosmo Securities Co. Ltd.	128,240
62	Cybozu, Inc.	33,497
13,000	D&M Holdings, Inc.	51,922
23,000	Dai Nippon Toryo Co. Ltd.	36,211
13,000	Daibiru Corp.	144,456
9,000	Dai-Dan Co. Ltd.	50,041
7,000	Daido Metal Co. Ltd.	46,288
7,000	Daidoh Ltd.	77,494
17,000	Daifuku Co. Ltd.	242,857
18,000	Daihen Corp.	96,056
10,000	Daiichi Jitsugyo Co. Ltd.	50,298
23,000	Daiken Corp.	82,143
2,500	Daikoku Denki Co. Ltd.	51,376
23,000	Daikyo, Inc.(b)	126,168
5,000	Daimei Telecom Engineering Corp.	58,543
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	81,538
13,000	Daio Paper Corp.	109,877
28,000	Daisan Bank Ltd. (The)	93,503
3,720	Daiseki Co. Ltd.	90,781
13,000	Daiso Co. Ltd.	38,780
2,600	Daisyo Corp.	34,708
8,000	Daiwa Industries Ltd.	56,215
23,000	Daiwa Seiko, Inc.(b)	46,122
15,000	Daiwabo Co. Ltd.	49,470
2,500	Daiwabo Information System Co. Ltd.	34,078
16,260	DCM Japan Holdings Co. Ltd.(b)	151,174
17,000	Denki Kogyo Co. Ltd.	154,110
2,800	Densei-Lambda KK	46,288
4,000	Denyo Co. Ltd.	43,288
11,000	Descente Ltd.	51,044
6,400	Dodwell BMS Ltd.	42,426
3,150	Doshisha Co. Ltd.	59,774
2,900	Doutor Coffee Co. Ltd.	49,383

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
1,700	DTS Corp.	$59,728
3,100	Dydo Drinco, Inc.	118,677
400	eAccess Ltd.	249,917
8,000	Eagle Industry Co. Ltd.	78,687
21,000	Ehime Bank Ltd. (The)	81,613
32,000	Eighteenth Bank Ltd. (The)	160,424
4,000	Eiken Chemical Co. Ltd.	41,697
2,700	Eizo Nanao Corp.	70,028
3,000	Eneserve Corp.	12,082
4,300	Enplas Corp.	73,579
8,000	Epson Toyocom Corp.(b)	54,491
4,000	ESPEC Corp.	50,381
4,000	Exedy Corp.	129,599
11,900	Fancl Corp.	173,648
22,000	FDK Corp.(b)	32,085
4,000	Foster Electric Co. Ltd.	43,023
2,900	FP Corp.	108,378
33,000	France Bed Holdings Co. Ltd.	66,995
5,300	Fuji Co. Ltd.	84,059
19,000	Fuji Kyuko Co. Ltd.	95,409
14,900	Fuji Oil Co. Ltd.	128,406
4,800	FUJI SOFT, Inc.	118,727
19,000	Fujibo Holdings, Inc.(b)	44,871
3,600	Fujicco Co. Ltd.	39,377
5,000	Fujikura Kasei Co. Ltd.	54,317
13,000	Fujita Kanko, Inc.	102,552
15,000	Fujitec Co. Ltd.	111,245
5,400	Fujitsu Business Systems Ltd.	78,977
4,000	Fujitsu Devices, Inc.	55,850
3,700	Fujitsu Frontech Ltd.	31,089
18,000	Fujitsu General Ltd.(b)	38,780
23,000	Fujiya Co. Ltd.(b)	40,404
6,000	Fukuda Corp.	22,721
34,000	Fukui Bank Ltd. (The)	109,596
32,000	Fukushima Bank Ltd. (The)	40,040
24,000	Fukuyama Transporting Co. Ltd.	90,288
58,000	Furukawa Co. Ltd.	129,284
2,000	Furusato Industries Ltd.	29,914
18,000	Fuso Pharmaceutical Industries Ltd.	53,099
5,200	Futaba Corp.	124,097
53	Future Architect, Inc.	43,918
4,000	Fuyo General Lease Co. Ltd.	148,823
15,000	Gakken Co. Ltd.	34,181
6,900	Gecoss Corp.	41,110
6,240	Gigas K’s Denki Corp.	177,355
27,000	Godo Steel Ltd.	139,833
64,000	GS Yuasa Corp.(b)	148,492
610	Gulliver International Co. Ltd.	47,969
8,000	Gun-Ei Chemical Industry Co. Ltd.	21,611
26,000	Gunze Ltd.	135,731
2,900	H.I.S. Co. Ltd.	78,820
2,900	Hakuto Co. Ltd.	41,044
44,000	Hanwa Co. Ltd.	194,697
2,000	Happinet Corp.	31,555
3,400	Haruyama Trading Co. Ltd.	33,696
9,000	Heiwado Co. Ltd.	147,887
7,000	Hibiya Engineering Ltd.	61,659
29,000	Higashi-Nippon Bank Ltd. (The)	143,702
5,700	Hitachi Information Systems Ltd.	125,402
13,000	Hitachi Kokusai Electric, Inc.	163,954
8,000	Hitachi Medical Corp.	82,996
31,000	Hitachi Plant Technologies Ltd.	159,264
6,000	Hitachi Powdered Metals Co. Ltd.	31,024
5,400	Hitachi Software Engineering Co. Ltd.	98,666
4,000	Hitachi Systems & Services Ltd.	87,836
4,500	Hitachi Tool Engineering Ltd.	70,289
13,000	Hitachi Transport System Ltd.	137,347
94,500	Hitachi Zosen Corp.(b)	110,412
12,000	Hodogaya Chemical Co. Ltd.	38,979
1,800	Hogy Medical Co. Ltd.	84,720
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	35,698
49,000	Hokuetsu Bank Ltd. (The)	120,592
28,000	Hokuetsu Paper Mills Ltd.	154,060
12,000	Hokuriku Electric Industry Co. Ltd.	32,913
4,400	Hokuto Corp.	77,295
4,000	Horiba Ltd.	145,840
15,700	Hosiden Corp.	179,793
4,000	Hosokawa Micron Corp.	32,648
2,000	IBJ Leasing Co. Ltd.	55,353
1,000	Ichikoh Industries Ltd.	2,792
10,000	Ichiyoshi Securities Co. Ltd.	157,275
1,900	Icom, Inc.	52,113
5,000	Idec Corp.	80,751
13,000	Iino Kaiun Kaisha Ltd.	138,101
3,400	Impact 21 Co. Ltd.	59,306
3,100	Inaba Denki Sangyo Co. Ltd.	108,402
1,600	Inaba Seisakusho Co. Ltd.	23,732
12,000	Inabata & Co. Ltd.	93,073
8,000	Inageya Co. Ltd.	59,993
9,500	Ines Corp.(b)	57,781
3,000	Information Services International-Dentsu Ltd.	39,427
9,000	INTEC Holdings Ltd.(b)	118,653
1,451	Invoice, Inc.	45,088

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
4,000	Ise Chemical Corp.	$36,195
41,000	Iseki & Co. Ltd.	103,961
56,000	Ishihara Sangyo Kaisha Ltd.(b)	83,527
12,800	Itochu Enex Co. Ltd.	83,049
2,300	Itochu-Shokuhin Co. Ltd.	75,091
32,000	Itoham Foods, Inc.	134,173
6,000	Itoki Corp.	61,700
10,000	Iwasaki Electric Co. Ltd.	24,196
40,000	Iwatani International Corp.	113,026
11,000	Izumiya Co. Ltd.	80,577
9,000	J Bridge Corp.(b)	10,814
2,200	Jalux, Inc.	41,747
4,000	Jamco Corp.	38,714
27,000	Janome Sewing Machine Co. Ltd.(b)	43,404
12,000	Japan Airport Terminal Co. Ltd.	156,115
3,300	Japan Cash Machine Co. Ltd.	37,135
4,500	Japan Digital Laboratory Co. Ltd.	68,947
3,800	Japan General Estate Co. Ltd. (The)	104,856
26,000	Japan Pulp & Paper Co. Ltd.	97,382
21,000	Japan Radio Co. Ltd.(b)	61,427
7,000	Japan Transcity Corp.	34,687
8,000	Japan Vilene Co. Ltd.	50,514
12,000	Japan Wool Textile Co. Ltd. (The)	98,343
15,000	Jeol Ltd.	93,968
33,000	JFE Shoji Holdings, Inc.	162,703
21,000	J-Oil Mills, Inc.	86,833
5,400	Joint Corp.	197,779
10,000	Joshin Denki Co. Ltd.	64,882
36	JSAT Corp.	89,493
5,200	JSP Corp.	55,542
23,000	Juki Corp.	137,794
2,000	Kabuki-Za Co. Ltd.	80,378
3,200	Kadokawa Group Holdings, Inc.	103,414
4,800	Kaga Electronics Co. Ltd.	86,510
16,000	Kagawa Bank Ltd. (The)	105,138
9,600	Kagome Co. Ltd.	135,870
19,000	Kaken Pharmaceutical Co. Ltd.	152,246
5,000	Kameda Seika Co. Ltd.	53,571
7,000	Kamei Corp.	47,970
14,000	Kanagawa Chuo Kotsu Co. Ltd.	66,125
15,000	Kandenko Co. Ltd.	84,770
71,000	Kanematsu Corp.(b)	133,552
12,000	Kanto Auto Works Ltd.	152,734
7,000	Kanto Natural Gas Development Ltd.	46,462
9,600	Kanto Tsukuba Bank Ltd. (The)(b)	93,789
8,000	Kasumi Co. Ltd.	46,271
4,000	Katakura Industries Co. Ltd.	63,341
5,000	Kato Sangyo Co. Ltd.	64,261
30,000	Kayaba Industry Co. Ltd.	153,878
8,000	Keihanshin Real Estate Co. Ltd.	54,624
12,000	Keihin Co. Ltd. (The)	28,041
6,800	Keiyo Co. Ltd.	41,753
2,000	Kentucky Fried Chicken Japan Ltd.	35,631
81,000	Kenwood Corp.	131,555
2,900	KEY Coffee, Inc.	40,996
5,000	Kibun Food Chemifa Co. Ltd.	56,596
14,000	Kinki Nippon Tourist Co. Ltd.	46,752
2,900	Kintetsu World Express, Inc.	76,898
2,600	Kisoji Co. Ltd.	47,075
7,000	Kissei Pharmaceutical Co. Ltd.	120,940
1,800	Kita-Nippon Bank Ltd. (The)	86,361
14,000	Kitz Corp.	115,429
82,000	Kiyo Holdings, Inc.(b)	119,589
7,300	Koa Corp.	106,342
9,000	Koatsu Gas Kogyo Co. Ltd.	54,516
7,300	Koei Co. Ltd.	121,586
3,000	Kohnan Shoji Co. Ltd.	29,135
5,600	Kojima Co. Ltd.	47,053
8,000	Komatsu Seiren Co. Ltd.	38,184
3,410	Konaka Co. Ltd.	43,204
14,000	Krosaki Harima Corp.	56,032
15,000	Kumagai Gumi Co. Ltd.(b)	30,204
47,000	Kurabo Industries Ltd.	119,954
34,000	KUREHA Corp.	162,844
17,000	Kurimoto Ltd.	43,810
4,700	Kuroda Electric Co. Ltd.	43,347
9,000	Kyoden Co. Ltd.	33,634
16,000	Kyodo Printing Co. Ltd.	56,613
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	50,220
18,000	Kyokuyo Co. Ltd.	38,184
2,400	Kyoritsu Maintenance Co. Ltd.	55,386
12,000	Kyowa Exeo Corp.	125,389
14,000	Kyudenko Corp.	85,963
56,000	Kyushu-Shinwa Holdings, Inc.(b)	70,070
13,000	Laox Co. Ltd.(b)	28,008
8,500	Life Corp.	122,908
2,500	Macnica, Inc.	78,099
30,000	Maeda Corp.	120,815
14,000	Maeda Road Construction Co. Ltd.	99,768

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
2,200	Maezawa Kasei Industries Co. Ltd.	$33,160
2,600	Maezawa Kyuso Industries Co. Ltd.	41,840
18,000	Makino Milling Machine Co. Ltd.	224,329
3,300	Mandom Corp.	83,129
2,900	Mars Engineering Corp.	61,518
4,900	Marubun Corp.	65,777
17,000	Marudai Food Co. Ltd.	47,473
27,000	Maruetsu, Inc. (The)(b)	123,724
50,000	Maruha Group, Inc.	99,437
14,000	Marusan Securities Co. Ltd.	197,796
1,900	Maruwa Co. Ltd.	41,013
17,000	Maruzen Co. Ltd.(b)	26,906
11,000	Maruzen Showa Unyu Co. Ltd.	38,010
6,700	Matsumotokiyoshi Co. Ltd.	151,289
8,000	Matsuya Co. Ltd.	119,722
2,800	Matsuya Foods Co. Ltd.	38,608
28,000	Matsuzakaya Holdings Co. Ltd.(b)	196,056
8,000	Max Co. Ltd.	119,125
2,000	Maxvalu Tokai Co. Ltd.	38,863
2,800	MEC Co. Ltd.	32,251
3,500	Megachips Corp.	78,161
41,000	Meidensha Corp.	138,954
5,000	Meito Sangyo Co. Ltd.	95,293
4,800	Meiwa Estate Co. Ltd.	73,424
31,000	Mercian Corp.	86,568
26,000	Michinoku Bank Ltd. (The)	90,918
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	98,856
1,680	Milbon Co. Ltd.	46,914
800	Mimasu Semiconductor Industry Co. Ltd.	16,308
55,000	Minato Bank Ltd. (The)	125,787
2,200	Ministop Co. Ltd.	37,007
4,000	Misawa Homes Holdings, Inc.(b)	98,939
13,000	Mito Securities Co. Ltd.	60,433
8,000	Mitsuba Corp.	70,136
33,000	Mitsubishi Cable Industries Ltd.	53,596
69,000	Mitsubishi Paper Mills Ltd.(b)	130,933
6,000	Mitsubishi Pencil Co. Ltd.	88,797
39,000	Mitsubishi Plastics, Inc.	116,341
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	82,930
16,000	Mitsuboshi Belting Co. Ltd.	103,016
4,000	Mitsui High-Tec, Inc.	54,226
8,000	Mitsui Home Co. Ltd.	54,292
30,000	Mitsui Mining Co. Ltd.(b)	49,470
21,000	Mitsui Sugar Co. Ltd.	70,128
25,000	Mitsui-Soko Co. Ltd.	162,620
16,700	Mitsumi Electric Co. Ltd.	394,390
6,000	Mitsumura Printing Co. Ltd.	23,865
14,000	Mitsuuroko Co. Ltd.	98,376
6,100	Miura Co. Ltd.	146,081
27,000	Miyazaki Bank Ltd. (The)	131,107
14,000	Miyoshi Oil & Fat Co. Ltd.	27,726
23,000	Mizuno Corp.	143,512
14,000	Mochida Pharmaceutical Co. Ltd.	122,738
4,700	Modec, Inc.	121,511
43,000	Morinaga & Co. Ltd.	105,113
31,000	Morinaga Milk Industry Co. Ltd.	135,888
8,000	Morita Corp.	46,470
8,000	MOS Food Services, Inc.	108,452
2,100	Moshi Moshi Hotline, Inc.	83,527
7,300	Mr Max Corp.	37,686
18,000	Nabtesco Corp.	228,803
33,000	Nachi-Fujikoshi Corp.	172,547
16,000	Nagano Bank Ltd. (The)	57,010
7,000	Nagatanien Co. Ltd.	52,088
9,000	Nakamuraya Co. Ltd.	46,014
21,000	Nakayama Steel Works Ltd.	84,571
3,900	NEC Fielding Ltd.	51,384
2,600	NEC Mobiling Ltd.	44,597
5,300	NEC Networks & System Integration Corp.	64,735
12,000	NEC Tokin Corp.	69,506
22	Netmarks, Inc.	13,764
5,000	Neturen Co. Ltd.	63,266
5,000	New Japan Radio Co. Ltd.	31,405
26,000	Nice Corp.	96,520
9,000	Nichia Steel Works Ltd.	35,350
21,000	Nichias Corp.	163,921
11,500	Nichicon Corp.	143,798
2,900	Nichiha Corp.	39,314
4,000	Nichii Gakkan Co.	60,126
22,000	Nichiro Corp.	37,554
3,100	Nidec Copal Corp.	35,603
2,800	Nidec Tosok Corp.	29,814
10,000	Nifco, Inc.	235,333
1,000	Nihon Chouzai Co. Ltd.	23,409
3,900	Nihon Dempa Kogyo Co. Ltd.	174,834
2,200	Nihon Eslead Corp.	64,352
6,000	Nihon Inter Electronics Corp.	36,195
8,000	Nihon Kohden Corp.	170,699
10,000	Nihon Nohyaku Co. Ltd.	32,151
11,000	Nihon Parkerizing Co. Ltd.	193,238
15,000	Nihon Yamamura Glass Co. Ltd.	41,888
8,000	Nikkiso Co. Ltd.	61,253
6,000	Nippei Toyama Corp.	63,888
14,000	Nippo Corp.	106,961

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	$80,742
21,000	Nippon Carbon Co. Ltd.	82,831
3,000	Nippon Ceramic Co. Ltd.	34,828
16,000	Nippon Chemical Industrial Co. Ltd.	47,067
27,000	Nippon Chemi-Con Corp.	237,380
7,000	Nippon Chemiphar Co. Ltd.(b)	38,341
13,000	Nippon Denko Co. Ltd.	51,599
8,000	Nippon Densetsu Kogyo Co. Ltd.	57,938
22,000	Nippon Flour Mills Co. Ltd.	86,410
8,000	Nippon Gas Co. Ltd.	69,340
3,400	Nippon Kanzai Co. Ltd.	90,719
15,000	Nippon Kasei Chemical Co. Ltd.(b)	30,328
13,000	Nippon Koei Co. Ltd.	36,841
10,000	Nippon Konpo Unyu Soko Co. Ltd.	125,041
26,000	Nippon Koshuha Steel Co. Ltd.	49,553
30,000	Nippon Metal Industry Co. Ltd.	113,358
247	Nippon Parking Development Co. Ltd.	24,008
4,000	Nippon Pillar Packing Co. Ltd.	43,354
17,000	Nippon Piston Ring Co. Ltd.	40,570
2,000	Nippon Restaurant System, Inc.	67,948
18,000	Nippon Road Co. Ltd. (The)	34,902
10,000	Nippon Seiki Co. Ltd.	232,019
29,000	Nippon Sharyo Ltd.	74,735
13,000	Nippon Shinyaku Co. Ltd.	107,615
14,000	Nippon Signal Co. Ltd. (The)	107,425
31,000	Nippon Soda Co. Ltd.(b)	134,861
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	74,577
16,000	Nippon Thompson Co. Ltd.	157,110
11,000	Nippon Valqua Industries Ltd.	39,377
20,000	Nippon Yakin Kogyo Co. Ltd.	135,068
10,000	Nipro Corp.	186,029
41,000	Nishimatsu Construction Co. Ltd.	144,050
11,400	Nishimatsuya Chain Co. Ltd.	197,904
35,000	Nissan Diesel Motor Co. Ltd.	126,450
8,000	Nissan Shatai Co. Ltd.	43,619
6,800	Nissei Corp.	76,069
7,900	Nissen Co. Ltd.	57,083
1,300	Nisshin Fudosan Co. Ltd.	17,333
19,000	Nisshin Oillio Group Ltd. (The)	116,349
17,000	Nissin Corp.	62,686
13,000	Nissin Electric Co. Ltd.	54,077
6,500	Nissin Kogyo Co. Ltd.	175,050
5,000	Nitta Corp.	91,772
10,000	Nittetsu Mining Co. Ltd.	76,898
55,000	Nitto Boseki Co. Ltd.	191,415
7,900	Nitto Kogyo Corp.	132,889
4,400	Nitto Kohki Co. Ltd.	95,525
6,000	Nitto Seiko Co. Ltd.	34,306
143	NIWS Co. HQ Ltd.	84,843
34,000	NOF Corp.	170,451
10,000	Nomura Co. Ltd.	52,784
28,000	Noritake Co. Ltd.	142,227
2,200	Noritsu Koki Co. Ltd.	40,653
9,000	Noritz Corp.	177,867
17,000	Nosan Corp.	45,500
5,300	NSD Co. Ltd.	184,016
38,000	OAK Capital Corp.	33,378
3,360	Oiles Corp.	82,970
21,000	Oita Bank Ltd. (The)	148,086
13,000	Okamoto Industries, Inc.	46,429
17,000	Okamura Corp.	171,155
2,600	Okinawa Electric Power Co. Inc. (The)	166,755
22,000	OKUMA Corp.	250,481
29,000	Okumura Corp.	151,392
7,000	Okura Industrial Co. Ltd.	29,582
7,000	Okuwa Co. Ltd.	90,487
3,700	Olympic Corp.	24,528
4,000	Onoken Co. Ltd.	47,133
10,000	Organo Corp.	111,618
5,000	Origin Electric Co. Ltd.	33,353
5,500	Osaka Steel Co. Ltd.	109,380
6,000	Osaki Electric Co. Ltd.	52,950
4,600	Oyo Corp.	53,174
10,000	Pacific Industrial Co. Ltd.	63,474
27,000	Pacific Metals Co. Ltd.	310,317
17,000	PanaHome Corp.	116,921
5,600	Paramount Bed Co. Ltd.	95,360
13,000	Parco Co. Ltd.	139,178
4,100	Paris Miki, Inc.	71,685
3,400	Patlite Corp.	31,639
103,000	Penta-Ocean Construction Co. Ltd.(b)	118,636
23,000	Pentax Corp.	130,361
2,900	Pigeon Corp.	49,983
2,400	Piolax, Inc.	47,332
23,000	Press Kogyo Co. Ltd.	111,684
38,000	Prima Meat Packers Ltd.(b)	45,343
9,500	Raito Kogyo Co. Ltd.	30,701
10,000	Rasa Industries Ltd.	37,703
8,000	Renown, Inc.(b)	76,632
10,000	Resort Solution Co. Ltd.	40,603
5,160	Resorttrust, Inc.	137,680
27,000	Rhythm Watch Co. Ltd.	39,601
3,400	Ricoh Leasing Co. Ltd.	89,874

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
5,000	Right On Co. Ltd.	$191,001
17,000	Riken Corp.	108,187
9,000	Riken Technos Corp.	30,651
2,600	Riken Vitamin Co. Ltd.	73,898
3,700	Ringer Hut Co. Ltd.	47,154
2,400	Rock Field Co. Ltd.	38,303
18,000	Rohto Pharmaceutical Co. Ltd.	172,125
4,600	Roland Corp.	104,441
2,200	Roland DG Corp.	67,269
6,000	Royal Holdings Co. Ltd.	79,102
28,000	Ryobi Ltd.	237,123
7,000	Ryoden Trading Co. Ltd.	54,234
7,200	Ryosan Co. Ltd.	180,179
3,300	Ryoshoku Ltd.	70,277
6,700	Ryoyo Electro Corp.	97,768
5,000	S Foods, Inc.	44,912
119,000	S Science Co. Ltd.	26,624
4,000	Sagami Chain Co. Ltd.	37,123
65,000	Saibu Gas Co. Ltd.	154,044
5,000	Saizeriya Co. Ltd.	68,735
23,000	Sakai Chemical Industry Co. Ltd.	134,554
11,000	Sakata INX Corp.	61,071
9,300	Sakata Seed Corp.	110,046
14,000	San-Ai Oil Co. Ltd.	57,889
32,000	Sanden Corp.	145,045
3,400	Sanei-International Co. Ltd.	114,949
9,000	Sankei Building Co. Ltd. (The)	81,513
15,000	Sanki Engineering Co. Ltd.	105,030
10,000	Sankyo Seiko Co. Ltd.	45,907
60,000	Sankyo-Tateyama Holdings, Inc.	137,720
36,000	Sankyu, Inc.	202,254
6,000	Sanoh Industrial Co. Ltd.	40,421
9,400	Sanrio Co. Ltd.	142,075
6,000	Sanshin Electronics Co. Ltd.	72,788
20,000	Sanyo Chemical Industries Ltd.	144,183
9,000	Sanyo Denki Co. Ltd.	69,730
3,800	Sanyo Electric Credit Co. Ltd.	69,432
21,000	Sanyo Shokai Ltd.	154,524
19,000	Sanyo Special Steel Co. Ltd.	125,795
18,000	Sasebo Heavy Industries Co. Ltd.(b)	60,557
5,300	Sato Corp.	104,964
3,000	Satori Electric Co. Ltd.	54,441
1,600	Secom Joshinetsu Co. Ltd.	36,725
2,500	Secom Techno Service Co. Ltd.	102,958
1,900	Seijo Corp.	43,847
5,600	Seikagaku Corp.	57,773
17,000	Seiko Corp.	118,470
10,000	Seiren Co. Ltd.	111,535
9,000	Sekisui Jushi Corp.	67,045
19,000	Sekisui Plastics Co. Ltd.	63,291
16,000	Senko Co. Ltd.	55,154
9,000	Senshukai Co. Ltd.	109,405
3,500	Shaddy Co. Ltd.	42,923
5,000	Shibaura Mechatronics Corp.	23,906
13,000	Shibusawa Warehouse Co. Ltd. (The)	55,585
5,100	Shibuya Kogyo Co. Ltd.	42,387
18,000	Shikibo Ltd.	28,190
35,000	Shikoku Bank Ltd. (The)	128,770
8,000	Shikoku Chemicals Corp.	52,502
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	57,136
5,300	Shima Seiki Manufacturing Ltd.	126,264
1,200	Shimizu Bank Ltd. (The)	50,713
13,000	Shindengen Electric Manufacturing Co. Ltd.	58,601
12,000	Shin-Etsu Polymer Co. Ltd.	151,044
3,800	Shinkawa Ltd.	83,601
9,000	Shin-Keisei Electric Railway Co. Ltd.	31,099
12,100	Shinki Co. Ltd.	40,006
22,000	Shinko Electric Co. Ltd.	75,472
5,000	Shinko Plantech Co. Ltd.	47,191
4,000	Shinko Shoji Co. Ltd.	58,933
8,000	Shin-Kobe Electric Machinery Co. Ltd.	42,559
20,000	Shinmaywa Industries Ltd.	105,900
27,000	Shinwa Kaiun Kaisha Ltd.	110,971
15,000	Shiroki Corp.	42,633
10,000	Shizuoka Gas Co. Ltd.	81,041
4,900	Sho-Bond Corp.	44,014
18,000	Shochiku Co. Ltd.	134,836
5,000	Showa Aircraft Industry Co. Ltd.	62,521
6,400	Showa Corp.	107,391
32,000	Showa Sangyo Co. Ltd.	77,163
11,000	Sinanen Co. Ltd.	58,792
12,000	Sintokogio Ltd.	167,153
9,000	SMK Corp.	62,347
33,000	Snow Brand Milk Products Co. Ltd.(b)	120,592
8,000	Sodick Co. Ltd.	66,556
4,100	Sorun Corp.	40,429
2,500	SRA Holdings, Inc.(b)	37,247
16,000	SSP Co. Ltd.	95,061
5,000	ST Corp.	65,462
1,000	St. Marc Holdings Co. Ltd.	58,502
11,000	Star Micronics Co. Ltd.	229,243
13,000	Starzen Co. Ltd.	30,809
2,000	Stella Chemifa Corp.	70,766
4,400	Sugi Pharmacy Co. Ltd.	83,858
5,300	Sumco Techxiv Corp.	213,001

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
3,300	Sumida Corp.	$66,448
12,000	Suminoe Textile Co. Ltd.	36,394
2,700	Sumisho Computer Systems Corp.	59,513
28,000	Sumitomo Coal Mining Co. Ltd.(b)	29,466
65,000	Sumitomo Light Metal Industries Ltd.	136,269
9,200	Sumitomo Mitsui Construction Co. Ltd.(b)	20,050
7,000	Sumitomo Precision Products Co. Ltd.	37,239
8,000	Sumitomo Seika Chemicals Co. Ltd.	46,801
6,000	Suntelephone Co. Ltd.	55,486
1,400	Suruga Corp.	105,336
31,000	SWCC Showa Holdings Co. Ltd.	42,385
6,800	T. Hasegawa Co. Ltd.	102,834
13,000	T. RAD Co. Ltd.	59,355
5,000	Tachibana Eletech Co. Ltd.	47,937
2,200	Tachihi Enterprise Co. Ltd.	78,389
6,300	Tachi-S Co. Ltd.	54,084
23,000	Tadano Ltd.	275,779
8,000	Taihei Dengyo Kaisha Ltd.	59,529
14,000	Taihei Kogyo Co. Ltd.	76,798
3,800	Taiho Kogyo Co. Ltd.	44,524
7,000	Taikisha Ltd.	89,791
7,000	Takagi Securities Co. Ltd.	30,858
6,600	Takamatsu Corp.	106,646
2,700	Takano Co. Ltd.	28,257
23,000	Takara Standard Co. Ltd.	134,364
16,000	Takasago International Corp.	78,489
16,000	Takasago Thermal Engineering Co. Ltd.	156,845
3,000	Takigami Steel Construction Co. Ltd. (The)	13,523
11,000	Takiron Co. Ltd.	37,645
16,000	Takuma Co. Ltd.	95,724
12,000	Tamura Corp.	57,375
11,000	Tamura Taiko Holdings, Inc.	38,101
13,000	TCM Corp.	42,443
27,000	Teac Corp.(b)	24,611
4,300	Tecmo Ltd.	32,781
4,000	Teikoku Piston Ring Co. Ltd.	41,332
8,000	Teikoku Tsushin Kogyo Co. Ltd.	38,913
29,000	Tekken Corp.	36,767
5,800	Tenma Corp.	101,649
4,500	TIS, Inc.	98,256
5,600	TKC Corp.	99,072
35,000	Toa Corp.	34,513
44,000	Toagosei Co. Ltd.	162,976
79,500	Tobishima Corp.(b)	52,043
13,000	Tobu Store Co. Ltd.	35,979
16,400	TOC Co. Ltd.	88,469
3,000	Tocalo Co. Ltd.	92,476
21,000	Tochigi Bank Ltd. (The)	130,684
21,000	Toei Co. Ltd.	121,114
21,000	Toenec Corp.	86,137
33,000	Toho Bank Ltd. (The)	137,819
9,000	Toho Real Estate Co. Ltd.	53,323
24,000	Toho Tenax Co. Ltd.(b)	153,331
23,000	Toho Zinc Co. Ltd.	199,163
13,000	Tohoku Bank Ltd. (The)	23,591
3,200	Tohoku Pioneer Corp.	45,608
35,000	Tokai Carbon Co. Ltd.	264,791
13,000	Tokai Corp.	54,723
30,000	Tokai Tokyo Securities Co. Ltd.	158,104
17,000	Toko, Inc.	41,274
13,000	Tokushima Bank Ltd. (The)	82,623
8,000	Tokushu Paper Manufacturing Co. Ltd.	42,095
15	Tokyo Electron Device Ltd.	30,577
6,000	Tokyo Energy & Systems, Inc.	43,106
14,000	Tokyo Kikai Seisakusho Ltd.	42,343
9,000	Tokyo Leasing Co. Ltd.	126,856
11,000	Tokyo Rakutenchi Co. Ltd.	47,216
21,000	Tokyo Rope Manufacturing Co. Ltd.	42,285
9,000	Tokyo Style Co. Ltd.	97,324
16,000	Tokyo Theaters Co. Inc.	40,305
34,000	Tokyotokeiba Co. Ltd.	93,537
2,300	Tokyu Community Corp.	66,896
5,220	Tokyu Construction Co. Ltd.	38,194
1,300	Tokyu Livable, Inc.	99,428
10,000	Tokyu Store Chain Co. Ltd.	56,513
12,000	Toli Corp.	32,814
18,000	Tomato Bank Ltd.	38,034
1,600	Tomen Electronics Corp.	27,643
15,000	Tomoku Co. Ltd.	32,814
8,436	Tomy Co. Ltd.	58,859
17,000	Tonami Transportation Co. Ltd.	43,106
12,000	Topcon Corp.	227,710
11,000	Topre Corp.	108,286
38,000	Topy Industries Ltd.	159,330
65,000	Tori Holdings Co. Ltd.	18,313
4,000	Torii Pharmaceutical Co. Ltd.	65,728
5,000	Torishima Pump Manufacturing Co. Ltd.	42,468
17,000	Toshiba Plant Systems & Services Corp.	113,399
11,000	Tosho Printing Co. Ltd.	35,731
7,000	Totetsu Kogyo Co. Ltd.	39,907
17,000	Tottori Bank Ltd. (The)	46,064
4,500	Touei Housing Corp.	70,476

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
JAPAN (continued)
36,000	Towa Bank Ltd. (The)	$82,333
2,000	Towa Pharmaceutical Co. Ltd.	62,976
16,000	Towa Real Estate Development Co. Ltd.(b)	79,417
29,000	Toyama Chemical Co. Ltd.(b)	223,243
36,000	Toyo Construction Co. Ltd.(b)	22,672
7,200	Toyo Corp.	88,538
7,000	Toyo Electric Manufacturing Co. Ltd.	29,176
13,000	Toyo Engineering Corp.	60,540
26,000	Toyo Ink Manufacturing Co. Ltd.	108,800
19,000	Toyo Kanetsu K K.	49,909
13,000	Toyo Kohan Co. Ltd.	50,845
14,000	Toyo Securities Co. Ltd.	62,413
37,000	Toyo Tire & Rubber Co. Ltd.	182,425
4,600	Trans Cosmos, Inc.	101,583
4,800	Trusco Nakayama Corp.	93,271
8,500	Tsubaki Nakashima Co. Ltd.	147,207
37,000	Tsubakimoto Chain Co.	245,583
18,000	Tsugami Corp.	113,059
10,000	Tsukishima Kikai Co. Ltd.	115,761
1,300	Tsuruha Holdings, Inc.	50,737
5,000	Tsurumi Manufacturing Co. Ltd.	46,487
4,000	Tsutsumi Jewelry Co. Ltd.	101,757
15,000	Ube Material Industries Ltd.	51,956
9,000	Uchida Yoko Co. Ltd.	49,519
4,000	UFJ Central Leasing Co. Ltd.	196,884
13,000	Uniden Corp.	96,951
3,300	Unimat Life Corp.	44,545
2,500	Union Tool Co.	112,073
94,000	Unitika Ltd.	132,416
4,000	U-Shin Ltd.	25,920
7,200	Valor Co. Ltd.	90,746
14,800	Venture Link Co. Ltd.(b)	30,905
2,800	VITAL-NET, Inc.	19,768
23,000	Wakachiku Construction Co. Ltd.	23,633
2,000	Warabeya Nichiyo Co. Ltd.	26,997
5,500	WATAMI Co. Ltd.	72,783
7,000	Wood One Co. Ltd.	59,397
24,000	Yamagata Bank Ltd. (The)	128,472
6,120	Yamaguchi Financial Group, Inc.(b)	74,243
3,100	Yamaichi Electronics Co. Ltd.	27,512
10,000	Yamazen Corp.	65,628
2,500	Yaoko Co. Ltd.	63,184
5,000	Yasuda Warehouse Co. Ltd. (The)	46,238
4,000	Yellow Hat Ltd.	32,980
20,000	Yodogawa Steel Works Ltd.	120,650
8,000	Yokohama Reito Co. Ltd.	60,325
3,700	Yokowo Co. Ltd.	42,034
5,000	Yomeishu Seizo Co. Ltd.	48,310
14,000	Yomiuri Land Co. Ltd.	71,578
7,000	Yondenko Corp.	36,485
4,500	Yonekyu Corp.	43,106
3,700	Yorozu Corp.	44,855
6,000	Yoshimoto Kogyo Co. Ltd.	108,386
27	Yoshinoya D&C Co. Ltd.	42,285
31,000	Yuasa Trading Co. Ltd.(b)	55,486
9,000	Yuraku Real Estate Co. Ltd.	55,411
15,000	Yurtec Corp.	74,826
2,400	Yushin Precision Equipment Co. Ltd.	42,459
3,000	Yushiro Chemical Industry Co. Ltd.	61,029
6,400	Zenrin Co. Ltd.	210,010
14,300	Zensho Co. Ltd.	143,735
5,000	ZERIA Pharmaceutical Co. Ltd.	45,409
4,200	Zuken, Inc.	39,188

		61,030,110

MALAYSIA — 0.9%
44,800	Aeon Co. Berhad	94,706
266,200	Affin Holdings Berhad	149,051
45,800	Amway (Malaysia) Holdings Berhad	85,699
144,200	Asiatic Development Berhad	186,197
194,400	Bandar Raya Developments Berhad	93,854
29,400	Batu Kawan Berhad	92,387
185,600	Boustead Holdings Berhad	101,800
114,600	Carlsberg Brewery-Malay Berhad	171,875
53,000	Chemical Co. of Malaysia Berhad	49,964
301,700	DRB-Hicom Berhad	173,237
67,600	Edaran Otomobil Nasional Berhad	43,258
42,600	Esso Malaysia Berhad	36,752
76,900	Guinness Anchor Berhad	144,991
51,500	Hong Leong Industries Berhad	78,710
30,500	Hume Industries-Malaysia Berhad	32,935
367,400	IGB Corp. Berhad	238,251
97,200	IJM Plantations Berhad	48,593
223,000	Island & Peninsular Berhad	91,098
54,900	KFC Holdings Malaysia Berhad	98,806
275,000	KLCC Property Holdings Berhad	249,821
49,500	KNM Group Berhad	151,307
58,700	Kulim Malaysia Berhad	86,361
161,000	Kurnia Asia Berhad	49,673

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
MALAYSIA (continued)
129,300	Lafarge Malayan Cement Berhad	$60,947
168,000	Lingkaran Trans Kota Holdings	140,620
131,400	Lion Diversified Holdings Berhad	230,856
135,100	Malaysian Bulk Carriers Berhad	113,854
305,000	Malaysian Industrial Development Finance	101,071
42,800	Malaysian Oxygen Berhad	154,058
24,700	Malaysian Pacific Industries.	73,384
167,500	Malaysian Resources Corp. Berhad(b)	64,598
55,000	MEASAT Global Berhad(b)	43,994
199,600	MK Land Holdings Berhad	37,063
46,000	MNRB Holdings Berhad	59,134
362,200	MTD Infraperdana Berhad	121,061
450,000	Mulpha International Berhad(b)	179,974
58,700	NCB Holdings Berhad	43,264
80,600	Oriental Holdings Berhad	106,377
199,300	OSK Holdings Berhad	122,979
48,600	Pacificmas Berhad	79,137
58,300	Padiberas Nasional Berha	35,308
177,200	POS Malaysia & Services Holdings Berhad	242,982
124,100	Puncak Niaga Holdings Berhad	122,664
143,700	Ranhill Berhad	51,725
356,700	Road Builder M Holdings Berhad	399,447
115,200	Sarawak Enterprise Corp.	62,528
260,900	Scomi Group Berhad	77,513
75,100	Shangri-La Hotels (Malasia)	49,988
39,800	Subur Tiasa Holdings Berhad	56,622
60,000	Sunrise Berhad	37,880
59,800	Sunway City Berhad	43,562
51,600	Ta Ann Holdings Berhad	162,148
508,200	TA Enterprise Berhad	127,758
210,800	TAN Chong Motor Holdings Berhad	80,695
337,800	Time dotCom Berhad(b)	74,305
60,480	Top Glove Corp. Berhad	162,409
75,600	Tradewinds Plantation Berhad(b)	44,058
99,300	Uchi Technologies Berhad	90,776
359,000	UEM World Berhad	220,497
58,300	United Plantations Berhad	173,210
119,600	Utama Banking Group Berhad(b)	51,933
84,000	Wah Seong Corp. Berhad	55,192
27,500	WTK Holdings Berhad	67,955
79,200	Zelan Berhad	181,003

		6,953,855

MEXICO — 1.0%
96,600	Consorcio ARA SA de CV - Series *	648,378
184,000	Controladora Comercial Mexicana SA de CV - UBC	500,190
244,000	Corp. GEO SA de CV - Ser B(b)	1,294,213
107,708	Corp. Interamericana de Entretenimiento SA de CV - Series B(b)	283,888
241,200	Embotelladoras Arca SA de CV - NOM	921,816
160,250	Empresas ICA Sociedad Controladora SA de CV(b)	590,886
76,900	Gruma SA de CV - Series B	232,670
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	706,741
120,492	Grupo Cementos de Chihuahua SA de CV	585,885
88,800	Grupo Continental SA - Series *	195,312
57,500	Grupo Industrial Maseca SA de CV - Series B	47,295
14,600	Grupo Iusacell SA de CV(b)	113,056
138,400	Industrias CH SA - Series B(b)	605,792
79,600	Organizacion Soriana SAB de CV - Series B	641,346
784,800	TV Azteca SA de CV - CPO	634,819
121,015	Vitro SA de CV - Series A	249,120

		8,251,407

NETHERLANDS — 1.2%
5,324	Aalberts Industries NV	491,633
936	Accell Group	33,304
1,946	Arcadis NV	123,012
11,552	ASM International NV(b)	264,691
2,250	Beter BED Holdings NV	67,742
5,006	Boskalis Westminster - CVA	458,027
4,451	Brunel International	138,069
29,395	Buhrmann NV	440,207
7,501	Crucell NV(b)	206,479
3,083	Crucell NV ADR (b)	85,183
3,048	Draka Holding(b)	98,124
1,590	Eriks Group NV - CVA	117,398
3,556	Exact Holding NV	106,831
903	Gamma Holding NV	54,727
26,383	Getronics NV	242,768
2,168	Grolsch NV - CVA	87,596
656	Grontmij - CVA	85,030
152,816	Hagemeyer NV(b)	707,067
4,045	Heijmans NV - CVA	221,427

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
NETHERLANDS (continued)
5,425	Imtech NV	$360,253
2,592	Innoconcepts	40,911
5,700	Jetix Europe NV(b)	140,262
1,128	KAS Bank NV - CVA	31,094
12,400	Koninklijke BAM Groep NV	256,808
6,156	Koninklijke Vopak NV	321,981
2,805	Macintosh Retail Group NV	107,411
5,819	Nutreco Holding NV	400,827
18,340	OCE NV	311,224
3,396	OPG Groep NV - CVA	399,243
3,476	Ordina NV	78,739
14,105	Pharming Group NV(b)	71,513
29,050	Qiagen NV(b)	499,406
3,358	Sligro Food Group NV	229,338
1,412	Smit International NV	85,263
8,090	Stork NV	418,286
5,233	Telegraaf Media Groep NV	139,683
2,140	Ten Cate NV	66,271
1,233	TKH Group NV	100,118
2,829	Unit 4 Agresso NV(b)	68,951
4,555	Univar NV	253,738
9,156	USG People NV	386,288

		8,796,923

NEW ZEALAND — 0.1%
955	Allied Medical Ltd.(b)(c)	0
29,000	Fisher & Paykel Appliances Holdings Ltd.	74,929
14,718	Infratil Ltd.	57,802
22,940	New Zealand Refining Co. Ltd. (The)	97,995
16,332	Nuplex Industries Ltd.	78,319
31,465	PGG Wrightson Ltd.	34,470
23,220	Port of Tauranga Ltd.	95,831
14,600	Pumpkin Patch Ltd.	48,788
76,230	Ryman Healthcare Ltd.	119,226
15,128	Sanford Ltd.	53,784
16,969	Steel & Tube Holdings Ltd.	56,120
16,541	Tenon Ltd.(b)	34,874
25,880	Tower Ltd.(b)	42,438
34,146	Warehouse Group Ltd.	171,744

		966,320

NORWAY — 0.5%
31,000	Acta Holding ASA	172,381
7,600	Aktiv Kapital ASA	111,438
6,000	APl ASA(b)	62,978
4,600	Bonheur A/S	193,133
136,848	DET Norske Oljeselskap(b)	272,369
5,000	DOF ASA	53,283
13,800	EDB Business Partner ASA	126,606
5,500	Ekornes ASA	131,766
5,000	Eltek ASA(b)	56,488
10,000	Ementor ASA(b)	68,266
4,000	Expert ASA	75,317
3,400	Farstad Shipping A/S	73,555
34,000	Fast Search & Transfer ASA(b)	92,080
6,500	Ganger Rolf ASA	236,449
1,500	Kongsberg Gruppen A/S	42,546
4,300	Leroy Seafood Group ASA	80,622
3,000	Norwegian Air Shuttle AS(b)	45,551
37,000	Ocean RIG ASA(b)	268,002
3,050	Odfjell ASA - Class A	60,118
5,000	Rieber & Son ASA	44,269
8,000	Sevan Marine ASA(b)	47,434
9,500	Sinvest ASA(b)	203,998
3,800	Solstad Offshore ASA	80,990
7,000	Sparebanken Midt-Norge	93,105
9,200	Tandberg ASA	153,327
13,600	Tandberg Television ASA(b)	213,799
20,800	TGS Nopec Geophysical Co. ASA(b)	424,150
24,200	Tomra Systems ASA	164,429
3,000	Veidekke ASA	126,918
1,600	Wilh Wilhelmsen ASA - Class A	62,818

		3,838,185

PHILIPPINES — 0.2%
1,120,000	Aboitiz Equity Ventures, Inc.	187,812
3,680	China Banking Corp.	52,679
2,159,375	Filinvest Land, Inc.(b)	71,538
160,700	First Philippine Holdings Corp.	248,116
263,000	International Container Term Services, Inc.	129,080
155,000	Jollibee Foods Corp.	134,714
5,103,000	Megaworld Corp.	276,543
1,228,000	Petron Corp.	106,728
523,000	Philex Mining Corp.	41,712
66,200	Philippine National Bank(b)	64,982
150,900	Robinsons Land Corp.	50,146
273,815	Universal Robina Corp.	106,390

		1,470,440

POLAND — 0.8%
3,574	Alchemia SA(b)	59,661
7,270	Apator SA	55,704
5,329	Asseco SA	114,933
7,481	Boryszew SA(b)	56,896
7,041	Budimex SA(b)	244,475
3,805	CCC SA	62,247
28,142	Cersanit-Krasnystaw SA(b)	443,470
2,288	Computerland SA	90,061
4,164	Debica	105,725
11,200	Echo Investment SA(b)	429,640
32,056	Eurocash SA	93,110
5,258	Fabryka Kotlow Rafako SA(b)	67,795
6,186	Farmacol SA(b)	88,807

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
POLAND (continued)
5,432	Firma Chemiczna Dwory SA(b)	$163,581
5,139	Grupa Kety SA	343,143
6,544	Grupa Lotos SA(b)	98,425
1,818	Impexmetal SA(b)	141,361
4,255	Koelner SA(b)	77,422
18,366	Kredyt Bank SA	130,605
350	LPP SA(b)	102,245
5,176	Mondi Packaging Paper Swiecie SA	167,796
90,939	Netia SA	142,697
2,824	Opoczno SA(b)	42,427
18,538	Orbis SA	498,225
2,865	PBG SA(b)	285,998
16,684	Pfleiderer Grajewo SA	328,082
3,160	Polimex Mostostal Siedlce SA	188,846
1,715	Polmos Bialystok SA(b)	58,574
3,298	Polska Grupa Farmaceutyczna SA	83,296
10,418	Polski Koncern Miesny Duda SA(b)	49,564
7,087	Prokom Software SA	388,983
7,379	Provimi-Rolimpex SA(b)	51,735
1,589	Zaklad Przetworstwa Hutniczego STALPRODUKT SA	395,758
2,268	Zaklady Tluszczowe Kruszwica	49,975

		5,701,262

PORTUGAL — 0.2%
7,786	Corticeira Amorim SA	20,397
15,690	Finibanco Holding SGPS SA	77,300
3,088	Gescartao SGPS SA(b)	84,762
4,016	Impresa SGPS(b)	25,386
6,200	Jeronimo Martins SGPS SA	155,313
19,947	Mota Engil SGPS SA	152,349
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	43,832
13,909	Semapa - Sociedade de Investimento e Gestao	170,588
14,400	Sonae Industria - SGPS SA(b)	152,399
26,370	SONAECOM - SGPS SA(b)	203,124
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	127,770

		1,213,220

SINGAPORE — 0.3%
100,000	Ascott Group Ltd. (The)	106,141
11,000	Cerebos Pacific Ltd.	25,070
177,000	Chuan Hup Holdings Ltd.	38,035
15,550	Creative Technology Ltd.	106,320
35,000	Datacraft Asia Ltd.(b)	43,750
1,582	Flextronics International Ltd.(b)	18,399
27,000	Goodpack Ltd.	26,724
5,916	Hartford Education Corp., Ltd.	3,043
99,000	Hi-P International Ltd.	55,118
63,000	Hong Leong Asia Ltd.	79,586
35,000	Hong Leong Finance Ltd.	93,443
46,000	Hotel Properties Ltd.	98,847
56,000	Hwa Hong Corp. Ltd.	26,620
27,000	Hyflux Ltd.	48,701
28,000	IDT Holdings Singapore Ltd.	12,034
73,000	Jaya Holdings Ltd.	71,303
71,500	Jurong Technologies Industrial Corp. Ltd.	53,542
257,000	K1 Ventures Ltd.(b)	58,573
63,000	Kim Eng Holdings Ltd.	59,484
97,000	Labroy Marine Ltd.	112,431
85,000	Metro Holdings Ltd.	46,493
65,000	MMI Holding, Ltd.	56,717
32,000	NatSteel Ltd.(b)	31,464
69,600	OSIM International Ltd.	59,371
71,400	Parkway Holdings Ltd.	150,639
142,000	Raffles Education Corp., Ltd.	171,987
11,000	Robinson & Co. Ltd.	36,172
43,000	SBS Transit Ltd.	72,241
61,000	Singapore Food Industries Ltd.	37,139
59,000	Straits Trading Co. Ltd.	147,529
47,500	Unisteel Technology Ltd.	81,347
18,000	United Engineers Ltd.	32,233
212,000	United Test and Assembly Center Ltd.(b)	115,960
94,000	UOB-Kay Hain Holdings Ltd.	92,427
20,000	WBL Corp. Ltd.	59,908

		2,328,791

SOUTH AFRICA — 1.1%
32,497	Aeci Ltd.	329,830
19,645	Afgri Ltd.	19,531
43,741	African Oxygen Ltd.	178,065
23,957	African Rainbow Minerals Ltd.(b)	302,133
82,076	Alexander Forbes Ltd.(b)	184,108
21,133	Allied Technologies Ltd.	193,129
10,760	Astral Foods Ltd.	177,297
124,929	Aveng Ltd.	668,583
89,783	AVI Ltd.	231,854
72,947	Caxton and CTP Publishers and Printers Ltd.	171,711
2,787	Ceramic Industries Ltd.	59,815
9,135	City Lodge Hotels Ltd.	89,807
26,710	DataTec Ltd.	123,897
15,200	Distell Group Ltd.	109,443
30,890	Ellerine Holdings Ltd.	324,255

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
9,724	Foschini Ltd.	$84,153
5,540	Gold Fields, Ltd.	9,298
35,515	Gold Reef Resorts Ltd.	113,843
76,830	Grindrod Ltd.	181,383
9,008	Group Five Ltd.	61,367
4,521	Highveld Steel and Vanadium Corp. Ltd.	46,888
37,047	Iliad Africa Ltd.	69,252
52,630	Illovo Sugar Ltd.	136,713
26,384	Johnnic Communications Ltd.	310,164
12,111	Lewis Group Ltd.	105,648
5,145	Massmart Holdings Ltd.	53,430
56,665	Medi-Clinic Corp. Ltd.	204,393
24,498	Metorex Ltd.(b)	58,854
184,193	Metropolitan Holdings Ltd.	387,412
25,000	Mr. Price Group Ltd.	103,849
47,992	Murray & Roberts Holdings Ltd.	313,988
40,025	New Clicks Holdings Ltd.	69,830
50,815	Northam Platinum Ltd.	355,325
29,397	Peregrine Holdings Ltd.	54,178
43,986	Primedia Ltd. - Class N(b)	135,210
12,814	PSG Group Ltd.	48,971
25,210	Rainbow Chicken Ltd.	50,615
47,770	Reunert Ltd.	562,233
20,174	Santam Ltd.	256,994
93,876	Shoprite Holdings Ltd.	345,763
7,714	Spar Group Ltd. (The)	49,678
27,377	Sun International Ltd.	465,659
58,372	Super Group Ltd.	96,990
3,000	Tiger Automotive, Ltd.(b)	5,483
3,000	Tiger Wheels Ltd.	6,418
13,781	Tongaat-Hulett Group Ltd. (The)	227,075
24,146	Trencor Ltd.	102,308
22,078	Truworths International Ltd.	105,132
9,523	Wilson Bayly Holmes-Ovcon Ltd.	103,511

		8,445,466

SOUTH KOREA — 1.0%
2,750	Bukwang Pharmaceutical Co. Ltd.	50,239
460	Cheil Communications, Inc.	106,999
6,300	Cheil Industries, Inc.	244,238
4,980	Daeduck Electronics Co.(b)	36,762
17,260	Daegu Bank	284,153
1,000	Daekyo Co. Ltd.	89,219
2,900	Daewoo Motor Sales Corp.(b)	80,085
6,570	Daishin Securities Co. Ltd.	134,331
1,830	DC Chemical Co. Ltd.(b)	82,608
613	Dong-A Pharmaceutical Co. Ltd.(b)	46,884
5,780	Dongbu Insurance Co. Ltd.	151,637
23,330	DongbuElectronics Co. Ltd.(b)	47,453
6,810	Dongkuk Steel Mill Co. Ltd.(b)	144,301
8,200	Doosan Industrial Development Co. Ltd.(b)	92,321
8,870	Halla Climate Control Corp.(b)	98,922
720	Hanil Cement Manufacturing Co. Ltd.(b)	59,955
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	162,018
960	Hankuk Glass Industries, Inc.(b)	32,527
794	Hanmi Pharm Co. Ltd.(b)	102,439
4,500	Hansol Paper Co.(b)	60,223
7,080	Hanwha Chem Corp.(b)	92,871
6,070	Hanwha Corp.(b)	205,987
1,800	Honam Petrochemical Corp.(b)	145,491
5,940	Hotel Shilla Co. Ltd.	85,488
3,380	Hyosung Corp.(b)	95,135
15,220	Hyundai Autonet Co. Ltd.(b)	107,179
1,660	Hyundai Department Store Co. Ltd.(b)	131,531
790	Hyundai Elevator Co. Ltd.(b)	52,107
6,580	Hyundai Hysco	59,405
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	109,557
1,670	Hyundai Mipo Dockyard	208,417
17,560	Hyundai Securities Co.	199,567
5,490	Korea Investment Holdings Co. Ltd.	238,493
2,220	Korea Kumho Petrochemical(b)	69,323
1,320	Korea Zinc Co. Ltd.	117,068
2,747	Korean Airlines Co. Ltd.	98,041
9,149	Korean Reinsurance Co.	119,525
7,730	KP Chemical Corp.(b)	35,304
3,940	Kumho Industrial Co. Ltd.(b)	76,164
4,400	LG Dacom Corp.	98,375
3,130	LG Fashion Corp.(b)	71,809
1,410	LG Household & Health Care Ltd.	169,979
4,149	LG International Corp.	96,509
1,050	LG Life Sciences Ltd.(b)	44,219
2,980	LG Petrochemical Co. Ltd.	93,372
6,640	LIG Non-Life Insurance Co. Ltd.	106,847
80	Lotte Chilsung Beverage Co. Ltd.(b)	116,240
100	Lotte Confectionary Co. Ltd.(b)	123,739
6,810	Lotte Midopa Co. Ltd.(b)	101,264

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,430	LS Cable Ltd.	$85,947
2,270	LS Industrial Systems Co. Ltd.	73,537
90	Namyang Dairy Products Co. Ltd.(b)	76,474
310	Orion Corp.(b)	81,328
3,310	Poongsan Corp.(b)	66,973
14,880	Pusan Bank	190,445
480	Samchully Co. Ltd.(b)	63,728
4,080	Samsung Engineering Co. Ltd.	184,608
2,470	Samsung Fine Chemicals Co. Ltd.	66,112
4,890	Samsung Techwin Co. Ltd.	147,505
990	Samyang Corp.(b)	58,359
890	Sindo Ricoh Co. Ltd.(b)	47,738
26,950	SK Securities Co. Ltd.	34,493
4,200	SKC Co. Ltd.	80,967
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	48,373
10,290	Ssangyong Motor Co.(b)	51,040
6,223	STX Shipbuilding Co. Ltd.(b)	100,137
2,230	Sungshin Cement Co. Ltd.(b)	33,989
70	Taekwang Industrial Co. Ltd.(b)	58,736
4,070	Taihan Electric Wire Co. Ltd.(b)	89,052
9,010	Tong Yang Investment Bank(b)	88,808
1,220	Union Steel	29,026
4,740	Woongjin Coway Co. Ltd.(b)	123,346
914	Yuhan Corp.(b)	141,809

		7,398,850

SPAIN — 0.6%
8,280	Abengoa SA	322,135
924	Adolfo Dominguez	61,660
3,200	Amper SA	49,965
14,572	Avanzit SA(b)	154,219
340	Banco de Andalucia SA	42,320
5,600	Banco Guipuzcoano SA	210,205
920	Baron de Ley(b)	55,158
4,659	Campofrio Alimentacion SA	87,442
176	Construcciones y Auxiliar de Ferrocarriles SA	39,478
7,290	Duro Felguera SA	77,152
2,895	Electrificaciones del Norte	135,609
24,192	Ercros SA(b)	25,540
12,852	FAES FARMA SA	271,362
13,470	Grupo Catalana Occidente SA	530,197
2,930	Grupo Empresarial Ence SA	162,873
1,200	Iberpapel Gestion SA	31,718
71,995	La Seda de Barcelona SA - Class B(b)	242,095
2,017	Mecalux SA	99,266
1,142	Miquel y Costas	43,537
44,377	Natraceutical SA(b)	123,197
9,697	Obrascon Huarte Lain SA	357,674
4,379	Papeles y Cartones de Europa SA	44,232
697	Pescanova SA	28,616
5,465	Prosegur Cia de Seguridad SA	179,282
12,388	Service Point Solutions SA(b)	52,474
8,456	Sniace-Soc Nacional Industrias(b)	49,044
12,812	SOS Cuetara SA	222,091
10,058	Tavex Algodonera SA	44,571
22,221	Tubacex SA	154,367
1,396	Unipapel SA	45,487
21,386	Uralita SA	155,535
11,937	Urbas Proyectos Urbanisticos SA(b)	49,942
3,848	Vidrala SA	130,398
10,207	Viscofan SA	197,023
38,050	Zeltia SA(b)	310,946

		4,786,810

SWEDEN — 0.9%
4,200	Active Biotech AB(b)	48,950
4,250	Axfood AB	159,605
5,000	Axis Communications AB	74,461
1,600	Bergman & Beving AB - Class B	46,849
5,200	Bilia AB - Class A	99,699
4,900	Cardo AB	188,246
2,600	Catena AB(b)	39,561
4,550	Clas Ohlson AB - Class B	93,292
7,100	Concordia Maritime AB - Class B	53,123
9,800	D Carnegie AB	222,088
19,800	Elekta AB - Class B	434,464
65,000	Enea AB(b)	38,813
10,800	Gunnebo AB	116,936
5,800	Haldex AB	148,131
2,765	Hexagon AB - Class B	105,829
8,000	HIQ International AB	45,468
5,500	Hoganas AB- Class B	148,382
13,000	IBS AB - Class B	46,576
39,000	Industrial & Financial Systems - Class B(b)	56,677
10,200	Intrum Justitia AB	123,281
28,800	JM AB	772,840
23,300	Klovern AB	98,900
27,300	Kungsleden AB	443,874
17,000	Lindex AB	233,599

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
SWEDEN (continued)
8,700	Micronic Laser Systems AB(b)	$78,551
3,750	Munters AB	173,472
5,000	NCC AB - Class B	143,166
4,800	Nibe Industrier AB -Class B	81,670
7,300	Nobia AB	290,427
13,800	Observer AB(b)	64,930
18,400	OMX AB	366,679
11,000	Peab AB	241,369
10,400	Q-Med AB	154,505
5,200	SkiStar AB	85,670
1,300	Sweco AB - Class B	49,195
9,800	Teleca AB - Class B(b)	40,328
59,000	Telelogic AB(b)	129,037
20,400	Trelleborg AB - Class B	497,529
800	TV4 AB	31,079
7,500	Wallenstam Byggnads AB - Class B	158,634

		6,425,885

SWITZERLAND — 2.4%
5,281	Actelion Ltd.(b)	1,284,527
275	Affichage Holding Genf	45,551
232	AFG Arbonia-Forster Holding	110,063
778	Allreal Holding AG	90,333
934	Also Holding AG	52,571
5,613	Ascom Holding AG	119,603
176	Bachem Holding AG - Class B	13,140
6,000	Baloise Holding AG	607,406
1,313	Bank Coop AG	87,998
60	Bank Sarasin & Compagnie AG - Class B	204,318
1,025	Banque Cantonale Vaudoise	531,188
6	Banque Privee Edmond de Rothschild SA	149,560
638	Barry Callebaut AG(b)	350,127
58	Belimo Holding AG	55,265
966	Bellevue Group AG	68,820
1,259	Berner Kantonalbank	215,123
1,600	Bobst Group AG	85,426
1,432	Bucher Industries AG	171,566
2,250	Charles Voegele Holding AG - Class A(b)	193,764
28,065	Converium Holding AG	408,456
35	Conzzeta Holding AG	66,840
16	Daetwyler Holding AG	87,484
896	Emmi AG	106,628
1,783	EMS-Chemie Holding AG	216,199
494	Energiedienst Holding AG(b)	221,648
532	Flughafen Zuerich AG	184,370
331	Forbo Holding AG(b)	126,422
570	Galenica Holding AG	174,165
641	Georg Fischer AG(b)	429,343
96	Gurit Holding AG	88,771
732	Helvetia Holdings AG	285,466
84	Hiestand Holding AG	95,911
216	Intershop Holdings	56,447
60	Jelmoli Holding AG	173,827
483	Kaba Holding AG - Class B(b)	151,271
200	Komax Holding AG(b)	26,937
10,619	Kudelski SA	402,594
684	Kuoni Reisen Holding(b)	402,596
800	Luzerner Kantonalbank(b)	171,592
250	Medisize Holding AG(b)	17,368
4,780	Micronas Semiconductor Holding(b)	104,736
2,715	OC Oerlikon Corp AG(b)	1,483,410
333	Orell Fuessli Holding AG	48,197
300	OZ Holding AG	23,278
124	Phoenix Mecano AG	55,736
9,000	Phonak Holding AG	696,538
7,963	PSP Swiss Property AG(b)	465,493
390	PubliGroupe SA	144,566
915	Rieter Holding AG	524,581
154	Romande Energie Holding SA	224,874
73	Schulthess Group	61,046
200	Schweiter Technologies AG	69,915
432	Schweizerhall Holding AG	59,399
151	Schweizerishe National- Versicherungs- Gesellsschaft	103,569
2,187	SEZ Holding AG(b)	77,024
130	Sia Abrasives Holding AG	51,482
436	Siegfried Holding AG	68,188
1,294	SIG Holding AG(b)	429,721
669	Sika AG(b)	1,129,659
120	Societa Elettrica Sopracener SA	27,693
461	St Galler Kantonalbank	222,781
890	Sulzer AG	1,260,234
3,595	Swiss Prime Site AG(b)	216,801
38,012	Swisslog Holding AG(b)	50,126
162	Swissquote Group Holding SA	59,269
424	Tamedia AG	54,549
2,779	Tecan Group AG	198,875
5,714	Temenos Group AG(b)	102,918
1,313	Unilabs SA(b)	45,926
4,161	Valiant Holding(b)	481,795
541	Valora Holding AG	179,115
20,015	Von Roll Holding AG(b)	69,525
5,401	Vontobel Holding AG	270,343
390	WMH Walter Meier AG - Class A	48,764
60	Zehnder Group AG	137,547
1,324	Zueblin Immobilien Holding AG(b)	13,414

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
SWITZERLAND (continued)
20	Zuger Kantonalbank AG	$61,754

		17,653,525

TAIWAN — 0.9%
70,000	Accton Technology Corp.(b)	45,920
31,586	Altek Corp.	62,065
44,000	Ambassador Hotel (The)	48,106
135,000	Arima Computer Corp.(b)	32,800
57,000	Bank of Kaohsiung	33,064
21,030	Basso Industry Corp.	26,250
247,000	BES Engineering Corp.	55,361
189,000	Cathay Real Estate Development Co Ltd.(b)	111,929
121,000	Cheng Loong Corp.	45,384
24,125	Cheng Uei Precision Industry Co Ltd.	92,684
97,000	Chia Hsin Cement Corp.(b)	56,709
45,045	Chicony Electronics Co Ltd.	68,264
92,000	China Life Insurance Co.(b)	49,595
217,505	China Manmade Fibers(b)	47,297
31,139	China Metal Products	49,555
171,000	China Petrochemical Development Corp(b)	48,402
27,315	China Steel Chemical Corp.	45,792
59,000	Chin-Poon Industrial Co.	41,750
80,850	Chun Yuan Steel	34,990
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	28,345
55,000	Chung HWA Pulp	28,229
343,000	CMC Magnetics Corp.(b)	110,420
111,000	Compeq Manufacturing Co.(b)	50,229
81,689	Continental Engineering Corp.	61,279
132,000	Cosmos Bank Taiwan(b)	51,714
75,333	CTCI Corp.	68,408
30,000	CyberTAN Technology, Inc.	59,040
67,760	D-Link Corp.	95,383
136,000	Eastern Media International	35,893
23,161	Elite Semiconductor Memory Technology, Inc.	35,170
62,220	Elitegroup Computer Systems	34,013
238,000	Entie Commercial Bank(b)	63,246
73,810	Eternal Chemical Co. Ltd.	123,065
99,000	Evergreen International Storage & Transport Corp.	51,714
32,884	Everlight Electronics Co Ltd.	113,352
88,452	Far Eastern Department Stores Co. Ltd.	54,532
114,014	Far Eastern International Bank	63,712
44,000	Feng Hsin Iron & Steel Co.	55,523
41,601	Feng TAY Enterprise Co. Ltd.	34,997
24,000	Formosa International Hotels Corp.	78,720
176,092	Formosa Taffeta Co. Ltd.	134,768
94,640	Fu Sheng Industrial Co. Ltd.	87,233
26,000	Giant Manufacturing Co. Ltd.	39,639
94,500	Gigabyte Technology Co. Ltd.	70,458
169,728	Goldsun Development & Construction Co. Ltd.	86,599
47,927	Greatek Electonics, Inc.	62,443
0	HON HAI Precision Industry Co., Ltd.	0
37,000	Hung Poo Real Estate Development Corp.	34,385
69,000	Hung Sheng Construction Co. Ltd.	48,931
33,000	Ichia Technologies, Inc.(b)	37,884
16,170	Johnson Health Tech Co. Ltd.	125,718
66,148	Kenda Rubber Industrial Co. Ltd.(b)	37,667
106,909	King Yuan Electronics Co. Ltd.	82,308
141,185	King’s Town Bank(b)	42,278
234,855	Kinpo Electronics, Inc.	87,018
114,239	Lien Hwa Industrial Corp.	54,991
75,000	Long Bon Development Co. Ltd.	60,133
399,843	Macronix International(b)	162,720
16,237	Merry Electronics Co. Ltd.	47,833
124,619	Micro-Star International Co. Ltd.	91,590
8,400	NAN King Rubber Tire Co. Ltd.	12,296
48,000	Nien Hsing Textile Co. Ltd.	28,718
32,606	Nien Made Enterprises	30,599
49,000	Optimax Technology Corp.(b)	31,846
131,000	Opto Technology Corp.(b)	80,167
60,049	Oriental Union Chemical Corp.	37,933
33,495	Pan-International Industrial	77,209
47,899	Phoenix Precision Technology Corp.	49,096
44,000	Phoenixtec Power Co. Ltd.	47,171
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	42,827
161,686	Prince Housing Development Corp.	101,892
121,000	Prodisc Technology, Inc.(b)	17,492
119,070	Realtek Semiconductor Corp.	190,934
120,000	Ritek Corp.(b)	30,795
99,000	Ruentex Industries Ltd.	67,950
142,497	Sampo Corp.(b)	33,669

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
TAIWAN (continued)
90,000	Sanyang Industrial Co Ltd.	$52,890
37,000	Sheng Yu Steel Co. Ltd.	34,835
53,000	Shihlin Electric & Engineering Corp.	51,508
32,000	Shihlin Paper Corp.(b)	46,940
181,000	Shinkong Synthetic Fibers Corp.(b)	42,877
205,869	Silicon Integrated Systems Corp.	118,168
44,400	Sincere Navigation	60,275
90,726	Sintek Photronic Corp.(b)	19,370
19,200	Sinyi Realty Co.	49,506
23,137	Springsoft, Inc.	37,804
38,863	Sysware Corp.	40,247
51,000	TA Chen Stainless Pipe	64,356
249,000	Ta Chong Bank Co Ltd.	78,647
262,000	Taichung Commercial Bank(b)	65,725
169,000	Tainan Spinning Co. Ltd.(b)	77,502
56,870	Taiwan Life Insurance Co. Ltd.	73,922
71,544	Taiwan Navigation Co. Ltd.	63,120
38,117	Taiwan Secom Co. Ltd.	65,406
45,000	Taiwan Sogo Shin Kong SEC	40,043
74,200	Taiwan Styrene Monomer(b)	31,323
312,000	Teco Electric and Machinery Co. Ltd.	152,556
60,965	Test-Rite International Co.	35,457
152,000	Ton Yi Industrial Corp.	58,165
31,000	Tong Yang Industry Co. Ltd.	26,079
24,244	Transcend Information, Inc.	64,499
28,280	Tsann Kuen Enterprise Co. Ltd.	25,508
84,135	TSRC Corp.	58,642
67,100	Tung Ho Steel Enterprise Corp.	67,758
131,000	Union Bank of Taiwan(b)	35,806
104,905	Universal Scientific Industrial Co. Ltd.	53,684
111,000	USI Corp.	33,374
55,830	Walsin Technology Corp.	48,239
151,000	Waterland Financial Holdings	46,547
117,597	Ya Hsin Industrial Co. Ltd.	98,750
229,194	Yieh Phui Enterprise	95,361
245,819	Yuen Foong Yu Paper Manufacturing Co. Ltd.	97,052
71,000	Yungtay Engineering Co. Ltd.	40,969
29,380	Zyxel Communications Corp.	38,413

		6,759,414

THAILAND — 0.3%
108,700	Amata Corp. Public Co. Ltd.	31,281
547,800	Asian Property Development Public Co. Ltd.	59,903
193,700	Bangkok Dusit Medical Services Public Co. Ltd.	193,700
8,600	Bangkok Insurance Public Co. Ltd.	53,951
80,000	Bumrungrad Hospital Public Co. Ltd.	82,878
665,600	CalComp Electronics Public Co. Ltd.	83,894
226,100	Central Plaza Hotel Public Co. Ltd.	39,039
190,700	CH. Karnchang Public Co. Ltd.	46,646
208,200	Delta Electronics Thai Public Co. Ltd.	104,849
128,700	Hana Microelectronics Public Co. Ltd.	88,886
329,224	Home Product Center Public Co. Ltd.	51,634
63,100	ICC International Public Co. Ltd.	78,535
119,900	Kiatnakin Bank Public Co. Ltd.	94,885
75,500	Kim Eng Securities Public Co. Ltd.	34,111
116,800	Major Cineplex Group Public Co Ltd.	51,762
28,700	MBK Public Co. Ltd.	45,837
92,700	Regional Container Line Public Co. Ltd.	52,019
153,900	Robinson Department Store Public Co. Ltd.(b)	48,717
115,300	Rojana Industrial Park Public Co. Ltd.	38,157
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	63,807
156,500	Samart Corp. Public Co. Ltd.	39,181
236,000	Shin Satellite Public Co. Ltd.(b)	45,842
36,500	Siam Makro Public Co. Ltd.	82,978
177,400	Sino Thai Engineering & Construction Public Co. Ltd.	22,768
211,600	Thai Plastic & Chemical Public Co. Ltd.	104,125
18,200	Thai Stanley Electric Public Co. Ltd.	70,181
244,900	Thanachart Capital Public Co. Ltd.	78,932
91,800	Thoresen Thai Agencies Public Co. Ltd.	71,987
89,300	Ticon Industrial Connection Public Co. Ltd.	43,429
256,900	Vinythai Public Co. Ltd.	50,641

		1,954,555

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
TURKEY — 0.5%
7,179	Acibadem Saglik Hizmetler ve Ticaret AS	$74,521
13,070	Akcansa Cimento AS	87,351
5,197	Akenerji Elektrik Uretim AS(b)	15,149
21,553	Aksa Akrilik Kimya Sanayii(b)	55,780
43,688	Aksigorta AS	183,263
26,950	Alarko Holding AS	67,447
26,243	Anadolu Cam Sanayii AS	109,151
29,167	Anadolu Hayat Emeklilik AS	102,856
30,967	Anadolu Sigorta	53,501
48,387	Aygaz AS(b)	142,425
5,750	Bati Cimento	33,523
21,743	Beko Elektonik(b)	27,981
34,153	Bolu Cimento Sanayii AS	70,419
264	Bosch Fren Sistemleri(b)	28,718
514	Brisa Bridgestone Sabanci	32,707
2,223	BSH Ev Aletleri Sanayi ve Ticaret AS	49,391
11,254	Bursa Cimento	90,416
2,388	Celebi Hava Servisi	56,028
26,493	Cimsa Cimento Sanayi ve Ticaret AS	173,292
10,444	Deva Holding AS	71,656
12,000	Dogus Otomotiv Servis ve Ticaret AS	61,002
28,076	Eczacibasi Ilac Sanayi(b)	101,804
62,765	Hurriyet Gazetecilik AS	184,747
60,066	Ihlas Holding(b)	21,353
5,103	Izocam Ticaret ve Sanayi AS	63,493
428	Kartonsan Karton Sanayi	28,022
842	Konya Cimento Sanayii AS	43,402
13,000	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	34,568
12,090	Mardin Cimento Sanayii	61,458
1	Migros Turk TAS(b)	11
5,026	Otokar Otobus Karoseri Sanayi AS	49,670
52,103	Tekstil Bankasi AS(b)	60,012
61,111	Tofas Turk Otomobil Fabrikasi AS	232,452
56,888	Trakya Cam Sanayi AS	164,213
7,462	Turk Demir Dokum Fabrikalari	63,134
10,899	Turk Ekonomi Bankasi AS	131,737
76,390	Turk Sise ve Cam Fabrikalari AS(b)	301,432
30,300	Ulker Gida Sanayi ve Ticaret AS	86,171
16,965	Uzel Makina Sanayii AS(b)	34,256
42,641	Vestel Elektonik Sanayi(b)	106,110
15,401	Yapi Kredi Finansal Kiralama AO(b)	40,734
9,284	Yapi Kredi Sigorta AS(b)	41,585
12,270	Zorlu Enerji Elektrik Uretim AS(b)	32,976

		3,469,917

UNITED KINGDOM — 6.9%
7,600	AAR Corp.(b)	226,404
41,497	Abbot Group Plc	228,283
43,351	Aberdeen Asset Management Plc	159,911
10,925	Acambis Plc(b)	23,074
19,217	AEA Technology Plc(b)	41,437
39,223	Aga Foodservice Group Plc	316,339
63,284	Aggreko Plc	551,736
23,058	Alfred McAlpine Plc	253,014
23,178	Alizyme Plc(b)	33,015
22,277	Alpha Airports Group Plc	34,139
16,793	Anglo Pacific Group Plc	42,562
56,872	Anite Group Plc	89,390
57,224	Arena Leisure Plc	66,333
64,638	Arla Foods UK Plc	88,579
87,704	Ashtead Group Plc	300,256
23,379	Atkins (WS) Plc	411,101
20,140	Autonomy Corp. Plc(b)	233,459
10,641	Aveva Group Plc	188,159
76,299	Avis Europe Plc(b)	117,676
7,640	Axis-Shield Plc(b)	37,526
47,470	Babcock International Group Plc	383,086
2,496	Barr (A.G.) Plc	61,789
16,589	Bellway Plc	459,556
4,293	Bespak Plc	61,488
6,704	Blacks Leisure Group Plc	43,993
11,301	Bloomsbury Publishing Plc	48,847
73,858	Bodycote International Plc	396,150
28,105	Bovis Homes Group Plc	570,405
8,349	BPP Holdings Plc	90,219
24,665	Brewin Dolphin Holdings Plc	94,496
62,719	Brit Insurance Holdings Plc	394,320
32,163	Brixton Plc	319,747
27,256	BSS Group Plc	233,479
20,638	BTG Plc(b)	59,504
23,742	Burren Energy Plc	350,546
4,396	Business Post Group Plc	40,334
20,763	Capital & Regional Plc	640,456
8,149	Care U.K. Plc	105,429
62,577	Carillion Plc	470,268
8,224	Carpetright Plc	196,802
7,437	Charles Stanley Group Plc	47,889
34,206	Charter Plc(b)	571,243
4,667	Chemring Group Plc	154,503
38,662	Chloride Group Plc	121,536
52,215	Christian Salvesen Plc	67,708

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
11,306	Chrysalis Group Plc	$31,987
2,754	Clarkson Plc	44,693
27,959	Clinton Cards Plc	33,371
13,151	CLS Holdings Plc(b)	178,799
38,584	Collins Stewart Plc(b)	185,536
55,637	Colt Telecom Group SA(b)	175,717
27,294	Communisis Plc	43,972
13,614	Computacenter Plc	76,498
45,221	Cookson Group Plc	528,636
5,973	Corin Group Plc	37,964
69,204	Costain Group Plc(b)	61,865
24,448	Countrywide Plc	256,498
7,117	Cranswick Plc	133,257
22,947	Crest Nicholson Plc	276,818
34,340	Croda International Plc	381,870
2,748	Daejan Holdings Plc	277,780
31,525	Dairy Crest Group Plc	413,434
17,930	Dana Petroleum Plc(b)	359,319
39,957	Davis Service Group Plc	422,352
40,487	De La Rue Plc	522,613
21,260	Delta Plc	56,494
13,863	Derwent Valley Holdings Plc	530,029
12,745	Detica Group Plc	91,272
7,284	Development Securities Plc	93,308
26,078	Devro Plc	74,164
9,766	Dicom Group Plc	42,404
291,916	Dimension Data Holdings Plc	251,415
3,423	Diploma Plc	58,375
10,261	Domestic & General Group Plc	231,436
17,282	Domino Printing Sciences Plc	118,330
119,309	DS Smith Plc	481,123
2,886	DTZ Holdings Plc	39,663
19,176	Electrocomponents Plc	105,774
107,465	Elementis Plc	172,077
60,798	Ennstone Plc	57,934
103,824	Enodis Plc	438,567
114,662	Entertainment Rights Plc(b)	77,158
14,750	Erinaceous Group Plc	104,471
7,942	Euromoney Institutional Investor Plc	88,629
36,731	Evolution Group Plc	100,491
11,644	Expro International Group Plc	210,012
84,364	F&C Asset Management Plc	283,020
17,159	Fenner Plc	75,179
11,172	Filtronic Plc	38,357
18,220	Findel Plc	249,148
93,116	First Choice Holidays Plc	526,885
117,465	FKI Plc	260,210
13,270	Forth Ports Plc	552,721
312,657	Fortune Oil Plc(b)	33,355
11,898	Freeport Plc(b)	88,829
8,125	French Connection Group Plc	34,042
58,668	Future Plc	48,123
145,122	Galiform Plc(b)	372,799
39,778	Galliford Try Plc	120,941
85,424	Game Group Plc	229,932
5,558	Games Workshop Group Plc	38,684
13,815	GCAP Media Plc	62,428
10,109	Go-Ahead Group Plc	456,810
23,061	Grainger Trust Plc	298,808
41,729	Great Portland Estates Plc	576,768
28,000	Greene King Plc	589,729
2,569	Greggs Plc	235,711
55,000	Guinness Peat Group Plc	94,552
13,167	Gyrus Group Plc(b)	105,482
108,988	Halma Plc	503,741
25,455	Headlam Group Plc	302,071
13,525	Helical Bar Plc	124,360
21,037	Helphire Plc	165,843
186,088	Henderson Group Plc	501,799
10,970	Hill & Smith Holdings Plc	61,587
100,708	HMV Group Plc	266,125
9,757	Holidaybreak Plc	148,757
17,525	Homeserve Plc	593,257
18,628	Hunting Plc	214,651
22,235	Huntsworth Plc	50,675
8,600	IG Group Holdings Plc	46,297
37,129	Imagination Technologies Group Plc(b)	83,525
91,379	Innovation Group Plc(b)	62,388
872	Intermediate Capital Group Plc	31,866
26,823	Interserve Plc	237,938
28,289	Intertek Group Plc	476,597
54,293	iSOFT Group Plc(b)	54,402
8,493	James Fisher & Sons Plc	105,541
31,692	Jardine Lloyd Thompson Group Plc	245,638
40,455	JJB Sports Plc	197,911
15,444	JKX Oil & Gas Plc	84,657
10,464	John Menzies Plc	101,766
82,832	John Wood Group Plc	434,926
9,692	Johnson Service Group Plc	61,506
10,924	Keller Group Plc	191,017
7,004	Kensington Group Plc	107,059
8,554	Kier Group Plc	345,367
58,092	Kiln Plc	124,121
56,498	Kingston Communications Plc	86,582
22,308	Laird Group Plc	190,984
79,800	LogicaCMG Plc(b)	267,533
80,779	London Merchant Securities	467,394
30,853	London Scottish Bank Plc	74,559
33,575	Lookers Plc	113,625
16,540	Low and Bonar Plc	45,982
17,104	Luminar Plc	241,280

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
3,333	M.J. Gleeson Group Plc	$26,521
33,489	Marshalls Plc	238,676
78,824	Marston’s Plc	661,668
15,625	Marylebone Warwick Balfour Group Plc(b)	69,686
29,022	Mcbride Plc	109,621
8,244	McKay Securities Plc	71,267
15,063	Melrose Resources Plc	123,409
73,933	Michael Page International Plc	693,603
6,452	Millennium & Copthorne Hotels Plc	80,558
25,564	Minerva Plc(b)	195,630
88,851	Misys Plc	423,324
64,668	Mitie Group Plc	301,754
73,164	Morgan Crucible Co.	395,662
6,436	Morgan Sindall Plc	157,176
24,499	Morse Plc	51,142
18,969	Mothercare Plc	135,099
16,232	Mouchel Parkman Plc	135,936
13,494	Mucklow (A & J) Group Plc	129,908
71,685	MyTravel Group Plc(b)	309,145
51,783	N Brown Group Plc	312,847
14,705	Nestor Healthcare Group Plc	50,848
125,910	Northern Foods Plc	304,892
152,436	Northgate Information Solutions Plc	254,569
17,780	Northgate Plc	384,957
65,932	Oxford Biomedica Plc(b)	56,025
37,301	Pace Micro Technology Plc(b)	45,071
142,460	Pendragon Plc	254,703
56,972	Photo-Me International Plc	95,983
14,705	Pinnacle Staffing Group Plc(b)	2,600
73,007	Premier Farnell Plc	275,042
33,460	Premier Foods Plc	207,079
19,340	Premier Oil Plc(b)	437,352
39,282	Psion Plc	104,383
41,130	PZ Cussons Plc	144,244
300	Rathbone Brothers Plc	6,890
49,551	Redrow Plc	603,105
200,767	Regus Group Plc(b)	498,979
6,250	Renishaw Plc	88,044
2,330	Rensburg Sheppards Plc	39,140
28,774	Restaurant Group Plc	173,273
7,755	Ricardo Plc	51,727
13,819	RM Plc	52,129
15,157	Robert Wiseman Dairies Plc	164,902
4,544	ROK Plc	81,956
20,874	Rotork Plc	341,830
4,749	Royalblue Group Plc	97,969
23,225	RPC Group Plc	121,605
48,653	RPS Group Plc	274,102
31,022	Savills Plc	383,981
5,920	ScS Upholstery Plc	60,482
10,691	SDL Plc(b)	56,503
58,192	Senior Plc	84,605
3,127	Severfield-Rowen Plc	103,275
32,455	Shaftesbury Plc	476,642
55,216	Shanks Group Plc	259,818
29,368	SIG Plc	671,048
192,981	Skyepharma Plc(b)	89,101
54,898	SMG Plc	66,333
37,047	Smiths News Plc	105,541
16,509	Soco International Plc(b)	413,228
9,134	Sondex Plc	55,811
24,624	Spectris Plc	378,808
6,322	Speedy Hire Plc	137,748
16,818	Spirax-Sarco Engineering Plc	303,661
170,913	Spirent Communications Plc(b)	200,638
54,276	SSL International Plc	387,891
7,688	St. Ives Group Plc	45,314
20,664	St. Modwen Properties Plc	217,204
77,807	Stanelco Plc(b)	1,682
4,849	Surfcontrol Plc(b)	50,493
102,352	Taylor Nelson Sofres Plc	446,928
22,970	TDG Plc	117,449
5,162	Ted Baker Plc	64,705
2,707	Telent Plc	26,739
33,326	THUS Group Plc(b)	124,896
35,892	Topps Tiles Plc	198,154
11,051	Town Centre Securities Plc	117,462
35,484	TT electronics Plc	163,484
38,584	Tullett Prebon Plc(b)	488,573
12,346	Tullow Oil Plc	96,658
30,000	UK Coal Plc(b)	242,102
16,341	Ultra Electronics Holdings	366,323
10,108	Umeco Plc	97,410
22,021	Uniq Plc	97,238
34,395	Unite Group Plc	337,882
6,853	UTV Plc	55,506
23,332	Venture Production Plc(b)	326,386
43,438	Vernalis Plc(b)	61,447
22,798	Victrex Plc	339,744
6,702	Vitec Group Plc (The)	71,302
36,133	VT Group Plc	319,992
6,081	Warner Estate Holdings Plc	108,602
51,005	Weir Group Plc (The)	572,200
6,330	Wembley Plc(b)(c)	249
43,403	Wetherspoon (J.D.) Plc	607,581
37,047	WH Smith Plc	289,327
25,456	Whatman Plc	127,660
14,285	Wilmington Group Plc	66,236
15,256	Wincanton Plc	102,810
14,049	Wolfson Microelectronics Plc(b)	77,286
339,266	Woolworths Group Plc	223,298
41,464	Workspace Group Plc	390,624

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
8,449	WSP Group Plc	$100,761
10,220	Xaar Plc	49,245
89,364	Xansa Plc	146,166
30,967	Yule Catto & Co. Plc	146,932

		51,633,326

UNITED STATES — 46.0%
13,550	@Road, Inc.(b)	100,541
2,800	1-800 Contacts, Inc.(b)	48,272
3,711	1-800-Flowers.Com, Inc.(b)	26,200
3,850	1st Source Corp.	111,150
600	21st Century Holding Co.	13,800
13,400	21st Century Insurance Group	284,616
6,600	24/7 Real Media, Inc.(b)	66,726
76,715	3Com Corp.(b)	299,188
2,629	4Kids Entertainment, Inc.(b)	51,450
9,600	99 Cents Only Stores(b)	142,560
252	AAON, Inc.	6,925
7,100	Aaron Rents, Inc.	209,592
700	Abaxis, Inc.(b)	15,120
5,000	Abiomed, Inc.(b)	73,550
105,000	ABM Industries, Inc.	2,713,200
6,700	Abraxas Petroleum Corp.(b)	22,646
4,020	AC Moore Arts & Crafts, Inc.(b)	81,284
5,700	Acacia Research-Acacia Technologies(b)	77,292
3,944	Acadia Pharmaceuticals, Inc.(b)	28,239
6,600	Acadia Realty Trust	169,554
6,900	ACCO Brands Corp.(b)	166,497
2,943	Accredited Home Lenders Holding Co.(b)	81,727
5,546	Actel Corp.(b)	99,052
10,900	ActivIdentity Corp.(b)	56,135
27,500	Actuant Corp. - Class A	1,369,225
12,150	Actuate Corp.(b)	63,544
7,786	Acuity Brands, Inc.	451,666
26,180	Adaptec, Inc.(b)	94,248
3,000	ADC Telecommunications, Inc.(b)	48,420
5,200	Administaff, Inc.	212,888
8,500	Adolor Corp.(b)	59,415
12,100	Adtran, Inc.	268,136
7,300	Advanced Energy Industries, Inc.(b)	126,509
1,400	Advanced Magnetics, Inc.(b)	85,302
1,310	Advanta Corp. - Class A	56,356
2,000	Advanta Corp. - Class B	92,820
2,500	Advent Software, Inc.(b)	89,375
9,360	ADVENTRX Pharmaceuticals, Inc.(b)	22,651
1,000	Advisory Board Co. (The)(b)	56,310
900	ADVO, Inc.	29,502
1,000	AEP Industries, Inc.(b)	46,630
14,563	Aeroflex, Inc.(b)	174,173
4,600	Aeropostale, Inc.(b)	165,324
3,600	AFC Enterprises(b)	60,336
5,300	Affymetrix, Inc.(b)	132,288
54,800	Aftermarket Technology Corp.(b)	1,181,488
2,400	AGCO Corp.(b)	81,528
11,908	Agile Software Corp.(b)	74,544
4,000	Agilysys, Inc.	75,800
872	Agree Realty Corp.	31,348
2,800	Air Methods Corp.(b)	75,768
4,700	Airspan Networks, Inc.(b)	21,996
16,229	Airtran Holdings, Inc.(b)	179,655
20,700	AK Steel Holding Corp.(b)	435,528
6,900	Akorn, Inc.(b)	42,297
2,200	Alabama National Bancorporation	154,704
900	Alamo Group, Inc.	21,762
4,900	Alaska Air Group, Inc.(b)	209,965
8,800	Alaska Communications Systems Group, Inc.	142,208
5,144	Albany International Corp. - Class A	174,587
7,093	Albany Molecular Research, Inc.(b)	72,207
7,500	Albemarle Corp.	584,850
2,900	Alexander & Baldwin, Inc.	143,376
300	Alexander’s, Inc.(b)	129,858
1,600	Alexion Pharmaceuticals, Inc.(b)	66,512
14,918	Alfa Corp.	281,353
1,000	Alico, Inc.	52,320
6,800	Align Technology, Inc.(b)	112,540
7,929	Alkermes, Inc.(b)	118,301
4,400	Allete, Inc.	211,596
6,000	Alliance Imaging, Inc.(b)	41,940
17,900	Alliance One International, Inc.(b)	137,293
3,808	Allis-Chalmers Energy, Inc.(b)	67,211
8,800	Allos Therapeutics, Inc.(b)	55,176
6,556	Allscripts Healthcare Solutions, Inc.(b)	200,614
3,400	Alnylam Pharmaceuticals, Inc.(b)	72,012
6,400	Alpharma, Inc. - Class A	176,320
6,200	Altiris, Inc.(b)	202,926
3,470	Ambassadors Group, Inc.	97,264
1,000	Ambassadors International, Inc.	43,430
5,400	AMCOL International Corp.	162,324
2,607	Amcore Financial, Inc.	88,038
4,000	Amedisys, Inc.(b)	129,280
2,500	Amerco, Inc.(b)	209,475

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,000	America First Apartment Investors, Inc.	$19,330
4,400	American Axle & Manaufacturing Holdings, Inc.	91,432
4,100	American Campus Communities, Inc.	130,667
3,400	American Ecology Corp.	66,334
6,700	American Equity Investment Life Holding Co.	85,827
14,100	American Financial Realty Trust	157,638
6,700	American Greetings Corp. - Class A	160,934
300	American Italian Pasta Co. - Class A(b)	3,090
800	American Land Lease, Inc.	22,120
130,831	American Medical Systems Holdings, Inc.(b)	2,603,537
5,000	American Oil & Gas, Inc.(b)	31,750
3,357	American Physicians Capital, Inc.(b)	129,916
1,000	American Science & Engineering, Inc.(b)	54,690
1,800	American Software, Inc. Class A	12,672
3,000	American States Water Co.	117,570
5,802	American Superconductor Corp.(b)	58,484
2,800	American Vanguard Corp.	46,816
2,500	American Woodmark Corp.	112,400
2,382	AmericanWest Bancorp.	53,619
2,894	America’s Car-Mart, Inc.(b)	30,126
7,100	AMERIGROUP Corp.(b)	257,446
1,933	Ameris Bancorp .	49,852
6,100	Ameristar Casinos, Inc.	186,172
1,600	Ameron International Corp.	129,072
10,675	AMICAS, Inc.(b)	32,665
12,100	AMIS Holdings, Inc.(b)	125,114
30,900	Amkor Technology, Inc.(b)	325,377
5,872	AMN Healthcare Services, Inc.(b)	151,967
1,000	Ampco-Pittsburgh Corp.	29,830
100	Amrep Corp.	10,215
6,000	Amsurg Corp.(b)	132,000
9,600	Anadigics, Inc.(b)	85,824
1,400	Analogic Corp.	82,208
3,872	Anaren, Inc.(b)	63,888
3,500	Anchor Bancorp Wisconsin, Inc.	104,510
1,700	Andersons, Inc. (The)	67,592
19,200	Andrew Corp.(b)	203,904
5,500	Anixter International, Inc.(b)	303,985
4,898	Ansoft Corp.(b)	136,850
35,143	Ansys, Inc.(b)	1,753,284
2,500	APAC Customer Services, Inc.(b)	10,375
5,300	Apogee Enterprises, Inc.	100,859
6,300	Applebee’s International, Inc.	159,012
12,953	Applera Corp. - Cellera Genomics Group(b)	205,434
6,964	Applied Industrial Technologies, Inc.	170,618
55,800	Applied Micro Circuits Corp.(b)	191,952
5,100	Apria Healthcare Group, Inc.(b)	141,627
72,950	Aptargroup, Inc.	4,450,680
10,429	aQuantive, Inc.(b)	279,497
70,600	Aquila, Inc.(b).	319,818
4,500	Arbitron, Inc.	208,665
11,800	Arcadia Resources, Inc.(b)	24,898
1,500	Arch Chemicals, Inc.	50,595
1,400	Arctic Cat, Inc.	25,830
8,400	Arena Pharmaceuticals, Inc.(b)	107,268
1,500	Arena Resources, Inc.(b)	63,915
5,468	Argonaut Group, Inc.(b)	183,397
10,900	Ariad Pharmaceuticals, Inc.(b)	55,808
14,817	Ariba, Inc.(b)	137,798
4,700	Arkansas Best Corp.	179,634
6,200	Armor Holdings, Inc.(b)	375,100
4,300	Arqule, Inc.(b)	28,165
7,728	Array Biopharma, Inc.(b)	106,337
15,800	Arris Group, Inc.(b)	224,676
34,100	Arrow International, Inc.	1,147,806
5,500	Art Technology Group, Inc.(b)	14,135
57,443	Arthrocare Corp.(b)	2,119,647
10,772	ArvinMeritor, Inc.	207,361
6,700	Asbury Automotive Group, Inc.	163,882
8,200	Ashford Hospitality Trust, Inc.	100,942
1,700	Aspect Medical Systems, Inc.(b)	28,305
6,100	Aspen Technology, Inc.(b)	62,525
7,000	Asset Acceptance Capital Corp.(b)	108,010
12,600	Assisted Living Concepts, Inc.(b)	137,718
1,300	Associated Estates Realty Corp.	21,177
1,920	Asta Funding, Inc.	61,862
2,300	Astec Industries, Inc.(b)	82,823
3,600	ASV, Inc.(b)	61,020
11,600	Asyst Techologies, Inc.(b)	75,284
6,904	Atherogenics, Inc.(b)	81,467

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,700	Atheros Communications, Inc.(b)	$159,192
1,500	Atlantic Coast Federal	26,325
2,400	Atlas Air Worldwide Holdings, Inc.(b)	115,080
1,171	Atlas America, Inc.(b)	62,684
91,800	Atmel Corp.(b)	548,964
5,063	ATMI, Inc.(b)	169,307
5,000	ATP Oil & Gas Corp.(b)	207,900
3,500	Atwood Oceanics, Inc.(b)	169,295
2,707	Audiovox Corp. - Class A(b)	41,742
4,350	AVANIR Pharmaceuticals - Class A(b)	11,049
323	Avatar Holdings, Inc.(b)	26,060
6,400	Avid Technology, Inc.(b)	236,800
4,600	Avista Corp.	115,690
6,100	Avocent Corp.(b)	210,694
16,800	Axcelis Technologies, Inc.(b)	108,192
1,400	AZZ, Inc.(b)	56,042
1,300	Badger Meter, Inc.	37,635
1,566	Balchem Corp.	24,038
2,700	Baldor Electric Co.	95,364
7,732	Bally Technologies, Inc.(b)	148,377
2,600	Bancfirst Corp.	126,542
2,600	Bancorp, Inc. (The)(b)	68,302
29	Bancorpsouth, Inc.	735
1,200	Bandag, Inc.	61,140
7,500	Bank Mutual Corp.	88,500
1,500	Bank of Granite Corp.	28,335
1,900	Bank of The Ozarks, Inc.	57,437
3,700	BankAtlantic Bancorp, Inc. - Class A	49,136
3,400	BankFinancial Corp.	59,942
3,086	Bankrate, Inc.(b)	121,928
1,300	Bankunited Financial Corp. - Class A	35,867
1,900	Banner Corp.	81,396
7,858	Barnes Group, Inc.	168,318
2,300	Barrett Business Sevices	50,600
5,300	Barrier Therapeutics, Inc.(b)	38,743
500	Bassett Furniture Industries, Inc.	7,920
9,100	BE Aerospace, Inc.(b)	270,998
36,619	BearingPoint, Inc.(b)	293,318
900	Beasley Broadcasting Group, Inc. - Class A	8,541
3,500	Beazer Homes USA, Inc.	152,285
5,500	Bebe Stores, Inc.	101,860
1,500	Bel Fuse, Inc. - Class B	48,720
7,226	Belden CDT, Inc.	312,524
5,616	Bell Microproducts, Inc.(b)	40,547
7,800	Belo Corp. - Class A	146,016
9,150	Benchmark Electronics, Inc.(b)	207,247
5,100	Bentley Pharmaceuticals, Inc.(b)	46,206
1,100	Berkshire Hills Bancorp, Inc.	37,323
52,800	Berry Petroleum Co. - Class A	1,638,912
3,100	Beverly Hills Bancorp, Inc.	24,335
4,700	BFC Financial Corp. - Class A(b)	29,281
2,700	Big 5 Sporting Goods Corp.	65,583
15,100	Big Lots, Inc.(b)	391,543
2,900	BioCryst Pharmaceuticals, Inc.(b)	29,493
9,100	Bioenvision, Inc.(b)	44,590
1,000	Biolase Technology, Inc.(b)	8,600
13,300	BioMarin Pharmaceuticals, Inc.(b)	251,902
6,200	BioMed Realty Trust, Inc.	184,946
20,000	Bio-Rad Laboratories, Inc. - Class A(b)	1,720,800
1,500	Bio-Reference Labs, Inc.(b)	34,425
2,000	Biosite, Inc.(b)	107,760
5,500	BioVeris Corp.(b)	71,225
4,600	BJ’s Restaurants, Inc.(b)	93,840
8,300	BJ’s Wholesale Club, Inc.(b)	253,482
2,798	Black Box Corp.	114,942
3,020	Black Hills Corp.	111,951
1,500	Blackboard, Inc.(b)	43,800
13,290	Blockbuster, Inc. - Class A(b)	86,252
7,117	Blockbuster, Inc. - Class B(b)	43,129
4,900	Blount International, Inc.(b)	63,847
2,700	Blue Coat Systems, Inc.(b)	67,527
6,000	Bluegreen Corp.(b)	78,480
4,200	Blyth, Inc.	87,318
3,850	Bob Evans Farms, Inc.	130,784
2,600	Bon-Ton Stores, Inc. (The)	94,900
11,900	Bookham, Inc.(b)	34,510
2,700	Books-A-Million, Inc.	51,570
6,400	Borders Group, Inc.	134,272
16,300	Borland Software Corp.(b)	88,998
1,200	Boston Beer Co., Inc. - Class A(b)	42,180
77,500	Boston Private Financial Holdings, Inc.	2,241,300
4,187	Bottomline Technologies, Inc.(b)	54,975
4,400	Bowater, Inc.	120,428
3,202	Bowne & Co., Inc.	48,158
3,400	Bradley Pharmaceuticals, Inc.(b)	68,374
8,486	Brady Corp. - Class A	317,801
500	Briggs & Stratton Corp.	14,820
10,700	Brigham Exploration Co.(b)	65,805

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
51,700	Bright Horizons Family Solutions, Inc.(b)	$2,025,089
11,740	Brightpoint, Inc.(b)	129,257
4,500	Bristol West Holdings, Inc.	74,565
2,700	Bristow Group, Inc.(b)	100,845
34,322	Brocade Communications Systems, Inc.(b)	294,483
5,423	Brookline Bancorp, Inc.	72,180
10,322	Brooks Automation, Inc.(b)	143,682
5,164	Brown Shoe Co., Inc.	280,663
20,848	Bruker BioSciences Corp.(b)	155,317
3,700	Brush Engineered Materials, Inc.(b)	122,433
7,500	Buckeye Technologies, Inc.(b)	89,775
2,550	Buckle, Inc. (The)	85,629
4,916	Building Material Holding Corp.	117,148
300	C & D Technologies, Inc.	1,620
8,400	Cabela’s, Inc. - Class A(b)	201,432
3,200	Cabot Microelectronics Corp.(b)	96,608
3,600	Cache, Inc.(b)	82,836
29,000	CACI International, Inc. - Class A(b)	1,363,870
1,700	Cadiz, Inc.(b)	45,858
3,400	Calgon Carbon Corp.(b)	21,318
1,852	California Coastal Communities, Inc.(b)	37,281
3,700	California Pizza Kitchen, Inc.(b)	131,905
3,100	California Water Service Group	123,256
9,124	Caliper Life Sciences, Inc.(b)	54,744
7,900	Callaway Golf Co.	130,508
2,700	Callon Petroleum Co.(b)	37,476
2,300	Cal-Maine Foods, Inc.	26,174
4,300	Cambrex Corp.	94,084
900	Camden National Corp.	40,500
5,018	Candela Corp.(b)	58,008
3,700	Cantel Medical Corp.(b)	60,088
1,574	Capital Corp. of the West	48,636
4,500	Capital Senior Living Corp.(b)	47,880
300	Capital Southwest Corp.	39,600
2,600	Capitol Bancorp Ltd.	111,540
17,400	Capstone Turbine Corp.(b)	16,008
4,505	Captaris, Inc.(b)	39,689
5,500	Caraco Pharmaceutical Laboratories Ltd.(b)	73,150
5,900	Caraustar Industries, Inc.(b)	46,964
1,050	CARBO Ceramics, Inc.	38,724
4,975	Cardinal Financial Corp.	50,247
900	Carmike Cinemas, Inc.	20,106
6,900	Carrier Access Corp.(b)	39,744
4,600	Carrizo Oil & Gas, Inc.(b)	132,020
4,600	Carter’s, Inc.(b)	116,840
2,610	Cascade Corp.	140,209
1,739	Cascade Natural Gas Corp.	45,231
2,600	Casella Waste Systems, Inc. - Class A(b)	32,500
9,284	Casey’s General Stores, Inc.	236,928
6,400	Cash America International, Inc.	273,344
2,500	Castle (A.M.) & Co.	62,500
6,826	Casual Male Retail Group, Inc.(b)	85,188
3,600	Catalina Marketing Corp.	102,780
1,500	Catapult Communications Corp.(b)	13,665
39,210	Cathay General Bancorp	1,359,019
4,050	Cato Corp. (The) - Class A	91,408
17,000	CBIZ, Inc.(b)	113,900
3,400	CBRL Group, Inc.	159,426
10,072	C-COR, Inc.(b)	137,886
3,000	CDI Corp.	77,880
3,000	CEC Entertainment, Inc.(b)	126,870
6,200	Cedar Shopping Centers, Inc.	103,850
3,768	Celadon Group, Inc.(b)	63,265
10,800	Cell Genesys, Inc.(b)	34,992
3,100	Centene Corp.(b)	77,252
12,225	Centennial Bank Holdings, Inc.(b)	108,313
2,300	Centennial Communications Corp.(b)	17,641
1,500	Center Bancorp., Inc.	23,355
2,700	Center Financial Corp.	63,477
4,950	Central European Distribution Corp.(b)	145,975
44,000	Central Garden & Pet Co.(b)	1,970,760
5,700	Central Pacific Financial Corp.	222,756
400	Central Parking Corp.	7,968
1,300	Central Vermont Public Service Corp.	32,552
6,566	Century Aluminum Co.(b)	299,278
10,300	Cenveo, Inc.(b)	240,814
4,200	Cepheid, Inc.(b)	34,734
5,000	Ceradyne, Inc.(b)	270,400
2,358	CH Energy Group, Inc.	120,352
12,400	Champion Enterprises, Inc.(b)	101,804
7,000	Chaparral Steel Co.	358,960
1,358	Charles & Colvard Ltd.	10,144
4,355	Charlotte Russe Holding, Inc.(b)	133,045
24,799	Charming Shoppes, Inc.(b)	325,363
24,900	Charter Communications, Inc. - Class A(b)	87,150
22,700	Chattem, Inc.(b)	1,303,888
7,629	Checkpoint Systems, Inc.(b)	143,349

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
4,800	Chemed Corp.	$175,200
2,000	Chemical Financial Corp.	59,600
3,400	Cheniere Energy, Inc.(b)	94,112
2,800	Chesapeake Corp.	49,168
600	Chesapeake Utilities Corp.	17,676
2,200	Children’s Place Retail Stores, Inc. (The)(b)	119,262
3,780	Chiquita Brands International, Inc.	59,989
4,900	Chittenden Corp.	149,254
2,500	Cholestech Corp.(b)	42,075
15,400	Chordiant Software, Inc.(b)	49,434
6,100	Christopher & Banks Corp.	108,458
40,000	Church & Dwight Co., Inc.	1,812,400
8,576	Ciber, Inc.(b)	59,003
14,885	Ciena Corp.(b)	418,120
34,800	Cincinnati Bell, Inc.(b)	169,128
2,300	CIRCOR International, Inc.	83,007
20,200	Cirrus Logic, Inc.(b)	149,884
10,100	Citadel Broadcasting Corp.	107,262
1,500	Citi Trends, Inc.(b)	59,115
5,820	Citizens Banking Corp.	142,648
800	Citizens First Bancorp, Inc.	21,576
9,827	Citizens, Inc.(b)	70,754
3,726	City Holding Co.	149,413
7,300	CKE Restaurants, Inc.	144,321
7,200	CKX, Inc.(b)	92,952
54,700	Clarcor, Inc.	1,895,902
2,000	Clark, Inc.	33,040
2,492	Clayton Williams Energy, Inc.(b)	80,467
2,672	Clean Harbors, Inc.(b)	143,326
7,629	Cleco Corp.	194,845
4,700	Clifton Savings Bancorp, Inc.	57,763
11,400	CNA Surety Corp.(b)	242,250
7,340	CNET Networks, Inc.(b)	67,161
1,500	CoBiz, Inc.	30,930
47,300	Coeur d’Alene Mines Corp.(b)	207,174
9,100	Cogent Communications Group, Inc.(b)	191,100
8,200	Cognex Corp.	178,924
2,900	Cohen & Steers, Inc.	141,375
4,220	Coherent, Inc.(b)	129,765
4,354	Cohu, Inc.	87,080
3,970	Coinmach Service Corp. - Class A	44,464
4,900	Coinstar, Inc.(b)	148,176
8,000	Coldwater Creek, Inc.(b)	149,200
2,600	Collagenex Pharmaceuticals, Inc.(b)	38,974
6,000	Colonial Properties Trust	294,900
1,100	Columbia Bancorp	27,368
2,531	Columbia Banking System, Inc.	86,332
1,100	Columbia Equity Trust, Inc.	21,296
5,900	Columbia Laboratories, Inc.(b)	27,435
3,600	Columbia Sportswear Co.	233,424
5,400	Columbus McKinnon Corp.(b)	124,092
10,300	Comfort Systems USA, Inc.	125,866
4,500	Commercial Vehicle Group, Inc.(b)	90,900
1,502	Commonwealth Telephone Enterprises, Inc.	63,444
11,065	CommScope, Inc.(b)	357,510
3,700	Community Bank System, Inc.	83,842
2,700	Community Banks, Inc.	68,607
2,248	Community Trust Bancorp, Inc.	87,897
4,700	Compass Minerals International, Inc.	145,841
5,267	CompuCredit Corp.(b)	186,399
1,400	Computer Programs & Systems, Inc.	44,450
29,600	Comstock Resources, Inc.(b)	945,720
3,000	COMSYS IT Partners, Inc.(b)	64,920
3,100	Comtech Telecommunications Corp.(b)	111,600
3,298	Conceptus, Inc.(b)	76,481
6,300	Concur Technologies, Inc.(b)	94,815
26,000	Conexant Systems, Inc.(b)	48,360
5,889	Conmed Corp.(b)	142,514
4,801	Conn’s, Inc.(b)	112,679
716	Consolidated - Tomoka Land Co.	55,905
4,300	Consolidated Communications Holdings, Inc.	94,815
1,900	Consolidated Graphics, Inc.(b)	117,800
1,400	Contango Oil & Gas Co.(b)	29,288
12,858	Continental Airlines, Inc. - Class B(b)	533,478
50,000	Cooper Cos., Inc. (The)	2,385,000
8,500	Cooper Tire & Rubber Co.	135,915
158,600	Corinthian Colleges, Inc.(b)	2,071,316
6,393	Corporate Office Properties Trust SBI MD	340,619
9,900	Corrections Corp. of America(b)	482,328
2,550	Corvel Corp.(b)	120,181
1,100	CoStar Group, Inc.(b)	52,217
3,932	Cousins Properties, Inc.	153,898
8,171	Covansys Corp.(b)	184,419
9,860	Covanta Holding Corp.(b)	233,288
2,500	Cowen Group. Inc.(b)	51,937
4,800	Cox Radio, Inc. - Class A(b)	75,168
600	CPI Corp.	32,394

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
27,200	CRA International, Inc.(b)	$1,466,624
3,400	Crane Co.	132,022
18,900	Credence Systems Corp.(b)	92,043
7,700	Crescent Real Estate EQT Co.	154,462
6,646	Cross Country Healthcare, Inc.(b)	149,934
3,600	Crosstex Energy, Inc.	118,008
9,529	CSG Systems International, Inc.(b)	238,987
8,300	CSK Auto Corp.(b)	137,531
1,500	CSS Industries, Inc.	54,105
2,700	CT Communications, Inc.	65,961
7,000	CTS Corp.	108,500
4,200	Cubic Corp.	87,780
9,300	Cubist Pharmaceuticals, Inc.(b)	171,120
6,399	Cumulus Media, Inc. - Class A(b)	66,166
10,800	CuraGen Corp.(b)	47,736
1,380	Curis, Inc.(b)	1,960
4,700	Curtiss Wright Corp.	179,446
2,000	Cutera, Inc.(b)	57,100
74,450	CVB Financial Corp.	930,625
1,500	Cyberonics, Inc.(b)	31,605
6,700	Cybersource Corp.(b)	86,430
7,042	Cymer, Inc.(b)	297,384
6,600	Cypress Bioscience, Inc.(b)	54,516
18,300	Cypress Semiconductor Corp.(b)	337,635
8,174	Daktronics, Inc.	282,575
14,600	Darling International, Inc.(b)	84,388
3,038	Datascope Corp.	112,224
1,800	Dawson Geophysical Co.(b)	62,514
701	DEB Shops, Inc.	20,658
1,500	Deckers Outdoor Corp.(b)	87,465
200,000	Del Monte Foods Co.	2,292,000
3,806	dELiA*s, Inc.(b)	39,240
7,050	Delphi Financial Group - Class A	278,052
2,200	Delta & Pine Land Co.	89,540
2,110	Delta Financial Corp.	23,041
9,000	Delta Petroleum Corp.(b)	197,550
1,600	Deltic Timber Corp.	85,632
1,600	Deluxe Corp.	47,872
13,588	Dendreon Corp.(b)	58,293
6,732	Dendrite International, Inc.(b)	73,446
10,683	Depomed, Inc.(b)	37,818
13,600	DeVry, Inc.	382,976
4,650	Diamond Management & Technology Consultants, Inc.(b)	58,032
7,900	DiamondRock Hospitality Co.	148,915
3,943	Digene Corp.(b)	202,867
5,000	Digi International, Inc.(b)	62,100
200	Digital Angel Corp.(b)	554
3,015	Digital Insight Corp.(b)	117,253
6,703	Digital Realty Trust, Inc.	240,906
25,543	Digital River, Inc.(b)	1,307,291
5,800	Dime Community Bancshares	77,894
2,400	Diodes, Inc.(b)	88,008
1,100	Dionex Corp.(b)	65,362
10,512	Discovery Laboratories, Inc.(b)	26,385
4,600	Ditech Networks, Inc.(b)	32,982
10,327	Diversa Corp.(b)	105,439
2,723	Dixie Group, Inc.(b)	33,221
5,086	DJO, Inc.(b)	210,560
25,553	Dobson Communications Corp. - Class A(b)	247,609
4,643	Dollar Thrifty Automotive Group(b)	218,825
5,300	Domino’s Pizza, Inc.	151,421
3,272	Donegal Group, Inc. - Class A	62,070
9,638	Dot Hill Systems Corp.(b)	36,817
3,858	Dov Pharmaceutical, Inc.(b)	1,736
2,100	Dover Downs Gaming & Entertainment, Inc.	27,489
1,200	Dover Motorsports, Inc.	6,504
12,400	Dress Barn, Inc.(b)	278,628
2,900	Drew Industries, Inc.(b)	80,301
8,200	Dril-Quip, Inc.(b)	305,040
3,700	DRS Technologies, Inc.	204,980
18,931	Drugstore.Com(b)	61,904
5,800	DSP Group, Inc.(b)	121,684
1,400	DSW, Inc. - Class A(b)	56,126
3,348	DTS, Inc.(b)	82,126
3,000	Ducommun, Inc.(b)	67,530
12,000	Duquesne Light Holdings, Inc.	240,120
9,100	Durect Corp.(b)	40,222
7,500	Dyax Corp.(b)	25,950
9,930	Dycom Industries, Inc.(b)	224,716
2,500	Dynamex, Inc.(b)	61,050
6,000	Dynavax Technologies Corp.(b)	36,420
42,100	Dynegy, Inc. - Class A(b)	296,805
5,700	Eagle Bulk Shipping, Inc.	103,455
7,800	Eagle Materials, Inc.	385,242
16,272	Earthlink, Inc.(b)	118,948
30,000	East West Bancorp, Inc.	1,152,000
4,200	Eastgroup Properties, Inc.	229,908
9,206	Echelon Corp.(b)	68,769
2,600	Eclipsys Corp.(b)	50,960
55,500	eCollege.com, Inc.(b)	917,415
4,100	Edge Petroleum Corp.(b)	60,721
2,900	EDO Corp.	67,338

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,200	Education Realty Trust, Inc.	$48,096
109,200	eFunds Corp.(b)	2,917,824
8,500	EGL, Inc.(b)	323,935
6,500	El Paso Electric Co.(b)	157,950
6,338	Electro Rent Corp.(b)	99,316
6,100	Electro Scientific Industries, Inc.(b)	128,039
7,255	Electronics For Imaging(b)	167,228
5,431	Elizabeth Arden, Inc.(b)	102,646
2,000	EMC Insurance Group, Inc.	67,260
5,843	EMCOR Group, Inc.(b)	335,505
11,472	Emcore Corp.(b)	46,806
500	Emeritus Corp.(b)	13,605
4,500	Emisphere Technologies, Inc.(b)	24,525
3,800	Emmis Communications Corp - Class A	32,832
5,000	Empire District Electric Co. (The)	119,050
3,800	EMS Technologies, Inc.(b)	78,736
9,400	Emulex Corp.(b)	166,850
81,800	Encore Acquisition Co.(b)	2,122,710
4,538	Encore Capital Group, Inc.(b)	51,506
5,787	Encore Wire Corp.	137,499
7,300	Encysive Pharmaceuticals, Inc.(b)	24,455
14,300	Endeavor International Corp.(b)	31,174
4,563	Energy Conversion Devices, Inc.(b)	157,195
3,954	Energy Partners Ltd.(b)	85,644
1,260	EnergySouth, Inc.	48,472
5,200	EnerSys(b)	84,552
4,800	ENGlobal Corp.(b)	31,200
4,100	Ennis, Inc.	103,279
3,501	EnPro Industries, Inc.(b)	115,708
20,629	Entegris, Inc.(b)	221,349
2,900	Entercom Communications Corp. - Class A	81,751
1,100	Enterprise Financial Services Corp.	33,605
5,000	Entertainment Properties Trust	324,300
6,200	Entravision Communications Corp. - Class A(b)	49,600
12,700	Entrust, Inc.(b)	48,895
5,100	Enzo Biochem, Inc.(b)	75,684
4,900	Enzon Pharmaceuticals, Inc.(b)	43,708
7,558	Epicor Software Corp.(b)	104,678
4,330	EPIQ Systems, Inc.(b)	78,243
1,466	EPIX Pharmaceuticals, Inc.(b)	9,822
700	Equinix, Inc.(b)	58,849
5,709	Equity Inns, Inc.	94,198
3,800	Equity Lifestyle Properties, Inc.	209,874
10,500	Equity One, Inc.	291,270
2,700	eResearch Technology, Inc.(b)	18,900
4,504	Escala Group, Inc.(b)	16,304
4,229	ESCO Technologies, Inc.(b)	202,019
6,900	eSpeed, Inc. - Class A(b)	55,200
54,429	Esterline Technologies Corp.(b)	2,175,527
6,500	Ethan Allen Interiors, Inc.	244,855
83,200	Euronet Worldwide, Inc.(b)	2,401,152
6,277	ev3, Inc.(b)	115,622
10,701	Evergreen Energy, Inc.(b)	96,202
13,400	Evergreen Solar, Inc.(b)	112,426
5,300	Exar Corp.(b)	69,430
5,800	EXCO Resources, Inc.(b)	97,440
14,780	Exelixis, Inc.(b)	144,844
3,700	Exploration Co. of Delaware, Inc. (The)(b)	44,548
4,000	Exponent, Inc.(b)	74,440
11,268	ExpressJet Holdings, Inc.(b)	88,003
8,100	Extra Space Storage, Inc.	159,894
20,700	Extreme Networks(b)	85,905
23,600	Factset Research System, Inc.	1,370,688
5,800	FalconStor Software, Inc.(b)	53,302
1,306	Farmer Bros. Co.	26,303
3,300	FARO Technologies, Inc.(b)	81,774
2,395	FBL Financial Group, Inc. - Class A	92,950
1,792	Federal Agricultural Mortgage Corp. - Class C	49,764
6,600	Federal Signal Corp.	108,372
4,400	FEI Co.(b)	110,704
9,900	FelCor Lodging Trust, Inc.	218,493
4,600	Ferro Corp.	98,026
5,700	FiberTower Corp.(b)	29,811
3,186	Financial Federal Corp.	91,120
16,300	Finisar Corp.(b)	52,812
5,100	Finish Line - Class A	65,127
11,800	First Acceptance Corp.(b)	122,130
100,000	First Advantage Corp. - Class A(b)	2,260,000
2,100	First Bancorp	53,550
3,000	First Busey Corp.	70,530
7,486	First Cash Financial Services, Inc.(b)	175,771
5,600	First Charter Corp.	134,680
8,000	First Commonwealth Financial Corp.	105,200
3,070	First Community Bancorp, Inc.	163,631
2,460	First Community Bancshares, Inc.	99,974

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,700	First Consulting Group, Inc.(b)	$73,131
6,300	First Financial Bancorp	103,509
1,809	First Financial Bankshares, Inc.	74,567
2,100	First Financial Corp.	69,279
1,700	First Financial Holdings, Inc.	60,299
3,498	First Indiana Corp.	83,077
4,300	First Industrial Realty Trust, Inc.	203,218
3,192	First Merchants Corp.	82,641
15,000	First Mercury Financial Corp.(b)	328,500
47,570	First Midwest Bancorp, Inc.	1,785,778
12,000	First Niagara Financial Group, Inc.	173,880
2,958	First Place Financial Corp.	70,460
3,500	First Potomac Realty Trust	105,105
2,400	First Regional Bancorp(b)	82,032
34,529	First Republic Bank	1,854,898
2,786	First State Bancorporation	64,412
3,243	FirstFed Financial Corp.(b)	223,605
8,600	FirstMerit Corp.	193,672
1,900	Fisher Communications, Inc.(b)	84,493
4,600	Five Star Quality Care, Inc.(b).	55,798
5,900	Flagstar Bancorp, Inc.	85,609
6,300	Flanders Corp.(b)	55,314
5,900	Fleetwood Enterprises, Inc.(b)	54,339
1,800	Flir Systems, Inc.(b)	55,638
3,700	Florida East Coast Industries, Inc.	224,220
1,400	Flotek Industries, Inc.(b)	38,276
7,200	Flow International Corp.(b)	84,096
5,600	Flowers Foods, Inc.	157,472
3,371	Flushing Financial Corp.	58,959
6,200	FNB Corp.	109,058
7,362	Formfactor, Inc.(b)	299,265
4,500	Forrester Research, Inc.(b)	126,720
5,800	Forward Air Corp.	182,004
8,700	Fossil, Inc.(b)	195,837
27,200	Foundry Networks, Inc.(b)	393,584
2,197	FPIC Insurance Group, Inc.(b)	96,426
4,900	Franklin Bank Corp.(b)	93,100
1,400	Franklin Electric Co., Inc.	70,532
5,600	Fred’s, Inc.	75,320
4,587	Frontier Airlines, Inc.(b)	34,081
23,400	Frontier Financial Corp.	637,182
4,841	FTI Consulting, Inc.(b)	132,692
8,500	FuelCell Energy, Inc.(b)	56,185
6,800	Furniture Brands International, Inc.	113,356
4,500	Fx Energy, Inc.(b)	35,460
52,110	G&K Services, Inc. - Class A	1,943,182
600	GAMCO Investors, Inc. Class A	23,298
7,000	Gardner Denver, Inc.(b)	269,850
12,200	Gasco Energy, Inc.(b)	28,670
5,000	Gaylord Entertainment Co.(b)	276,300
1,930	GB&T Bancshares, Inc.	40,935
2,000	Gehl Co.(b)	53,500
38,100	Gemstar-TV Guide International, Inc.(b)	153,924
10,200	General Cable Corp.(b)	439,926
11,363	General Communication, Inc. - Class A(b)	175,672
3,800	Genesco, Inc.(b)	149,682
7,500	Genesee & Wyoming, Inc. - Class A(b)	211,425
3,743	Genesis HealthCare Corp.(b)	229,146
6,529	Genesis Microchip, Inc.(b)	51,644
1,400	Genlyte Group, Inc.(b)	106,078
35,000	Gen-Probe, Inc.(b)	1,810,200
1,800	GenTek, Inc.(b)	66,942
100,000	Gentex Corp.	1,749,000
5,724	Gentiva Health Services, Inc.(b)	113,335
2,800	Geo Group, Inc. (The)(b)	122,696
3,500	Georgia Gulf Corp.	72,835
4,355	Gerber Scientific, Inc.(b)	53,697
10,700	Geron Corp.(b)	87,633
2,300	Gevity HR, Inc.	50,761
2,950	Giant Industries, Inc.(b)	220,866
6,200	Gibraltar Industries, Inc.	152,086
500	G-III Apparel Group, Ltd.(b)	10,850
34,650	Glacier Bancorp, Inc.	813,235
8,600	Glatfelter	139,234
14,800	Glenayre Technologies, Inc.(b)	37,888
5,700	Glimcher Realty Trust	161,082
9,368	Global Imaging Systems, Inc.(b)	180,334
5,400	GMH Communities Trust	52,974
1,500	GMX Resources, Inc.(b)	55,920
2,100	Goodrich Petroleum Corp.(b)	76,692
1,875	Gorman-Rupp Co. (The)	75,750
18,000	GrafTech International Ltd.(b)	146,160
5,600	Granite Construction	299,936
26,500	Graphics Packaging Corp.(b)	127,995
4,800	Gray Television, Inc.	42,912
4,300	Great American Financial Resources, Inc.	95,202
5,200	Great Atlantic & Pacific Tea Co.	150,124

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,000	Great Southern Bancorp, Inc.	$58,560
55,500	Greatbatch, Inc.(b)	1,631,145
5,200	Greater Bay Bancorp.	145,288
1,566	Green Mountain Coffee Roasters, Inc.(b)	92,566
1,700	Greenbrier Cos., Inc.	49,079
1,600	Greene County Bancshares Inc.	58,736
6,248	Greenfield Online, Inc(b)	89,971
1,900	Greenhill & Co., Inc.	142,367
1,100	Greif Inc - Class A	125,741
30,854	Grey Wolf, Inc.(b)	210,733
4,029	Griffon Corp.(b)	103,787
5,300	Group 1 Automotive, Inc.	280,900
3,300	Grubb & Ellis Co.(b)	35,805
6,900	GSI Commerce, Inc.(b)	112,401
7,300	Guess?, Inc.(b)	526,403
3,300	Guitar Center, Inc.(b)	150,975
2,646	Gulf Island Fabrication, Inc.	95,997
4,349	Gulfmark Offshore, Inc.(b)	157,042
3,700	Gulfport Energy Corp.(b)	44,215
7,058	Gymboree Corp(b)	305,541
6,300	Haemonetics Corp.(b)	303,912
32,088	Hain Celestial Group, Inc.(b)	943,387
5,800	Halozyme Therapeutics, Inc.(b)	43,790
4,278	Hancock Holding Co.	201,023
87	Handleman Co.	652
45,368	Hanmi Financial Corp.	929,137
15,500	Hanover Compressor Co.(b)	299,925
5,223	Harleysville Group, Inc.	177,582
6,171	Harleysville National Corp.	119,100
8,900	Harmonic, Inc.(b)	80,545
12,500	Harris Interactive, Inc.(b)	65,125
4,661	Harris Stratex Networks, Inc. - Class A(b)	102,449
100,000	Harte-Hanks, Inc.	2,711,000
6,100	Hartmarx Corp.(b)	42,578
6,800	Harvest Natural Resources, Inc.(b)	68,408
2,600	Haverty Furniture Cos., Inc.	39,806
7,600	Hawaiian Holdings, Inc.(b)	45,600
10,800	HB Fuller Co.	279,396
6,600	Headwaters, Inc.(b)	149,952
1,900	Healthcare Services Group	54,948
4,800	HealthExtras, Inc.(b)	122,688
7,200	HealthTronics Inc(b)	46,440
3,300	Healthways, Inc.(b)	149,853
18,533	Heartland Express, Inc.	313,764
3,000	Heartland Payment Systems, Inc.	79,980
20,100	Hecla Mining Co.(b)	143,313
1,600	Heico Corp.	58,624
3,300	Heico Corp. - Class A	101,475
3,300	Heidrick & Struggles International, Inc.(b)	144,111
50,000	Helix Energy Solutions Group, Inc.(b)	1,608,500
2,400	Hercules Technology Growth Capital, Inc.	34,056
12,300	Hercules, Inc.(b)	241,203
2,500	Heritage Commerce Corp.	65,125
5,700	Hersha Hospitality Trust	63,783
5,300	Hexcel Corp.(b)	101,972
3,950	Hibbett Sporting, Goods, Inc.(b)	126,834
9,200	Highland Hospitality Corp.	146,096
4,600	Highwoods Properties, Inc.	201,020
6,600	Hilb, Rogal & Hobbs Co.	278,850
2,900	Hill International, Inc.(b)	21,953
2,850	Hi-Tech Pharmacal Co., Inc.(b)	30,723
1,600	Hittite Microwave Corp.(b)	55,648
4,000	HMS Holdings Corp.(b)	77,920
7,840	Hologic, Inc.(b)	435,512
2,500	Home Properties, Inc.	160,725
7,700	Home Solutions of America, Inc.(b)	49,357
6,500	Hooper Holmes, Inc.(b)	21,905
3,800	Horace Mann Educators Corp.	75,354
2,125	Horizon Financial Corp.	52,870
3,800	Hornbeck Offshore Services, Inc.(b)	104,576
7,600	Hot Topic, Inc.(b)	79,116
3,597	Houston Exploration Co.(b)	188,195
9,750	HUB Group, Inc. - Class A(b)	291,135
5,000	Hudson Highland Group, Inc.(b)	78,950
8,000	Human Genome Sciences, Inc.(b)	94,240
700	Hurco Cos., Inc.(b)	23,177
4,300	Hutchinson Technology, Inc.(b)	95,546
1,400	Hydril(b)	110,740
13,100	Hypercom Corp.(b)	79,255
2,500	i2 Technologies, Inc.(b)	57,025
4,944	Ibasis, Inc.(b)	45,435
1,500	IBERIABANK Corp.	86,475
5,498	Iconix Brand Group, Inc.(b)	109,465
1,900	ICT Group, Inc.(b)	54,188
3,200	ICU Medical, Inc.(b)	126,240
2,600	ID Systems, Inc.(b)	39,910
3,800	Idacorp, Inc.	140,410
60,000	IDEX Corp.	3,114,000
1,400	IDT Corp.(b)	19,502
9,500	IDT Corp. - Class B(b)	127,775
2,800	I-Flow Corp.(b)	43,848
8,100	iGate Corp.(b)	54,918

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,700	Ihop Corp	$196,840
5,000	IHS, Inc. - Class A(b)	190,300
4,197	II-VI, Inc.(b)	126,078
10,311	IKON Office Solutions, Inc.	153,634
9,601	Illumina, Inc.(b)	392,201
5,200	Imation Corp.	226,252
3,600	Immucor, Inc.(b)	113,544
3,678	Immunogen, Inc.(b)	17,250
5,400	Immunomedics, Inc.(b)	22,140
10,123	Incyte Corp.(b)	75,214
500	Independence Holding Co.	11,325
27,400	Independent Bank Corp./MA	881,184
3,698	Independent Bank Corp./MI	81,615
6,700	Indevus Pharmaceuticals, Inc.(b)	43,081
4,000	Infinity Pharmaceuticals, Inc.(b)	58,280
3,520	Infinity Property & Casuality Corp.	168,397
5,300	Infocrossing, Inc.(b)	87,344
14,400	Informatica Corp.(b)	180,864
2,900	Infospace, Inc.(b)	67,396
4,730	infoUSA, Inc.(b)	56,807
8,800	Infrasource Services, Inc.(b)	187,000
1,712	Ingles Markets, Inc. - Class A	62,693
6,300	Inland Real Estate Corp.	127,386
9,300	Innkeepers USA Trust	152,427
3,400	Innovative Solutions & Support, Inc.(b)	64,498
5,700	InPhonic, Inc.(b)	79,116
21,563	Input/Output, Inc.(b)	295,197
8,667	Insight Enterprises, Inc.(b)	176,200
7,419	Insituform Technologies, Inc. - Class A(b)	207,064
10,355	Inspire Pharmaceuticals, Inc.(b)	66,893
2,817	Integra Bank Corp.	69,777
30,759	Integra LifeScience Holdings Corp.(b)	1,324,175
1,486	Integral Systems, Inc.	35,471
3,084	Integrated Electrical Services, Inc.(b)	72,412
7,200	Integrated Silicon Solutions, Inc.(b).	43,560
2,869	Inter Parfums, Inc.	57,150
40,000	Interactive Data Corp.	935,600
2,100	Interactive Intelligence, Inc.(b)	42,021
8,502	Interdigital Communications Corp.(b)	294,934
8,490	Interface, Inc. - Class A(b)	129,218
7,500	Intermec, Inc.(b)	180,225
6,500	InterMune, Inc.(b)	227,500
5,500	Internap Network Services Corp.(b)	100,320
6,800	International Bancshares Corp.	199,308
3,100	International Securities Exchange Holdings, Inc.	128,433
9,500	Internet Capital Group, Inc.(b)	105,735
3,400	Interpool, Inc.	84,014
6,200	Interstate Hotels & Resorts, Inc.(b)	45,632
4,500	Inter-Tel, Inc.	101,835
1,900	Intervest Bancshares Corp.(b)	57,665
8,644	InterVoice, Inc.(b)	56,705
9,600	Interwoven, Inc.(b)	150,720
4,500	Intevac, Inc.(b)	99,495
1,449	Introgen Therapeutics, Inc.(b)	7,607
3,200	inVentiv Health, Inc.(b)	112,288
4,500	Inverness Medical Innovations, Inc.(b)	185,490
8,100	Investment Technology Group, Inc.(b)	353,160
5,600	INVESTools, Inc.(b)	81,200
10,700	Iomega Corp.(b)	41,730
2,600	IRIS International, Inc.(b)	30,004
2,800	iRobot Corp.(b)	51,156
4,100	Irwin Financial Corp.	89,503
10,035	Isis Pharmaceuticals, Inc.(b)	104,264
3,200	Isle of Capri Casinos, Inc.(b)	79,584
3,702	Itron, Inc.(b)	213,383
1,662	Ixia(b)	15,706
6,632	IXYS Corp.(b)	59,754
2,600	J & J Snack Foods Corp.	107,328
7,400	j2 Global Communications, Inc.(b)	195,952
77,428	Jack Henry & Associates, Inc.	1,652,314
7,043	Jack in the Box, Inc.(b)	435,187
2,400	Jackson Hewitt Tax Service, Inc.	87,768
12,200	Jacuzzi Brands, Inc.(b)	151,646
5,793	Jakks Pacific, Inc.(b)	117,424
6,200	JDA Software Group, Inc.(b)	99,200
7,500	JetBlue Airways Corp.(b)	102,600
5,100	Jo-Ann Stores, Inc.(b)	128,928
200	John B Sanfilippo & SON.(b)	2,734
4,500	John H. Harland Co.	226,710
3,125	Jos. A. Bank Clothiers, Inc.(b)	96,750
4,400	Jupitermedia Corp.(b)	32,736
5,400	K&F Industries Holdings, Inc.(b)	125,766
9,800	K2, Inc.(b)	118,384

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,300	Kadant, Inc.(b)	$62,905
1,000	Kaiser Aluminum Corp.(b)	66,050
4,218	Kaman Corp.	96,128
7,100	Kansas City Southern.(b)	213,426
45,000	Kaydon Corp.	1,939,500
8,943	Keane, Inc.(b)	108,836
2,300	Keithley Instruments, Inc.	32,361
2,800	Kelly Services, Inc. - Class A	86,828
19,377	Kemet Corp.(b)	146,103
2,500	Kendle International, Inc.(b)	97,100
3,000	Kenexa Corp.(b)	109,500
29,200	Kennametal, Inc.	1,804,560
2,000	Kenneth Cole Productions, Inc. - Class A	47,360
1,849	Kensey Nash Corp.(b)	58,576
7,461	Keryx Biopharmaceuticals, Inc.(b)	85,130
12,300	Key Energy Services, Inc.(b)	202,335
4,600	Keynote Systems, Inc.(b)	54,372
3,620	Keystone Automotive Industries, Inc.(b)	129,777
1,500	K-Fed Bancorp	28,860
7,453	Kforce, Inc.(b)	106,280
3,200	Kimball International, Inc. - Class B	78,848
5,529	Kindred Healthcare, Inc.(b)	158,682
7,300	Kirby Corp.(b)	259,223
5,100	Kite Realty Group Trust	99,450
4,600	KNBT Bancorp, Inc.	74,704
20,300	Knight Capital Group, Inc. - Class A(b)	366,821
7,950	Knight Transportation, Inc.	149,460
5,443	Komag, Inc.(b)	185,715
13,758	Kopin Corp.(b)	53,106
5,000	Korn/Ferry International(b)	119,400
1,724	Kosan Biosciences, Inc.(b)	12,309
14,300	Krispy Kreme Doughnuts, Inc.(b)	176,319
3,500	Kronos Worldwide, Inc.	124,495
53,800	Kronos, Inc.(b)	2,044,400
2,200	K-Swiss, Inc. - Class A	69,564
8,637	Kulicke & Soffa Industries, Inc.(b)	80,151
4,200	KV Pharmaceutical Co. - Class A(b)	105,966
3,400	KVH Industries, Inc.(b)	34,170
36,686	Kyphon, Inc.(b)	1,716,538
10,076	L-1 Indentity Solutions, Inc.(b)	145,497
1,300	LaBarge, Inc.(b)	17,485
6,400	Labor Ready, Inc.(b)	120,192
2,600	Laclede Group, Inc. (The)	84,448
2,233	Ladish Co., Inc.(b)	90,883
855	Lakeland Bancorp, Inc.	12,680
1,300	Lakeland Financial Corp.	32,149
5,500	Lakes Entertainment, Inc.(b)	47,080
3,100	Lamson & Sessions Co. (The)(b)	80,879
56,200	Lancaster Colony Corp.	2,458,188
6,129	Lance, Inc.	130,364
1,500	LandAmerica Financial Group, Inc.	94,590
1,300	Landauer, Inc.	66,781
4,374	Landec Corp.(b)	53,581
700	Landry’s Restaurants, Inc.	20,965
5,600	LaSalle Hotel Properties	266,616
26,276	Lattice Semiconductor Corp(b)	153,977
50,000	Laureate Education, Inc.(b)	3,017,000
25,700	Lawson Software, Inc.(b)	193,007
3,270	Layne Christensen Co.(b)	114,548
10,000	La-Z-Boy, Inc.	128,800
2,543	LCA-Vision, Inc.	98,465
6,400	Lear Corp.	216,704
2,453	Learning Tree International, Inc.(b)	25,830
5,200	LECG Corp.(b)	74,828
53,500	Lee Enterprises, Inc.	1,777,805
2,800	Lennox International, Inc.	84,952
22,450	Level 3 Communications, Inc.(b)	139,414
2,759	Levitt Corp. - Class A	39,067
8,700	Lexicon Genetics, Inc.(b)	33,060
6,200	Lexington Realty Trust	131,936
3,200	Life Time Fitness, Inc.(b)	173,440
4,800	Lifecell Corp.(b)	114,768
3,000	Lifecore Biomedical, Inc.(b)	56,190
1,624	Lifetime Brands, Inc.	31,912
7,040	Lightbridge, Inc.(b)	112,992
5,430	Lin TV Corp. - Class A(b)	59,676
4,832	Lincoln Educational Services Corp.(b)	58,564
5,357	Lincoln Electric Holdings, Inc.	325,545
1,658	Lindsay Corp.	52,708
11,244	Lionbridge Technologies(b)	72,749
500	Lithia Motors, Inc. - Class A	14,370
3,900	Littelfuse, Inc.(b)	122,421
7,500	Live Nation, Inc.(b)	185,100
9,100	LKQ Corp.(b)	194,922
2,600	LMI Aerospace, Inc.(b)	42,770
2,289	Lodgenet Entertainment Corp(b)	62,238
5,600	Lodgian, Inc.(b)	73,864
2,500	LoJack Corp.(b)	44,825
4,029	Lone Star Technologies, Inc.(b)	194,802
6,900	Longs Drug Stores Corp.	296,700
6,804	Longview Fibre Co.	142,748
4,124	Loral Space & Communications, Inc.(b)	196,591
4,198	LSI Industries, Inc.	80,140

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
13,700	LTX Corp.(b)	$72,336
6,472	Luby’s,Inc(b)	70,092
1,300	Lufkin Industries, Inc.	77,805
6,095	Luminex Corp.(b)	77,467
4,000	M&F Worldwide Corp.(b)	136,400
1,700	M/I Homes, Inc.	61,336
2,305	Macatawa Bank Corp.	45,270
3,000	MacDermid, Inc.	104,070
8,033	Macrovision Corp.(b)	198,656
4,792	MAF Bancorp, Inc.	215,352
6,700	Magellan Health Services, Inc.(b)	273,427
5,840	Magma Design Automation, Inc.(b)	49,640
3,400	Maguire Properties, Inc.	147,730
2,600	Maidenform Brands, Inc.(b)	52,052
1,300	MainSource Financial Group, Inc.	22,100
3,200	Manhattan Associates, Inc.(b)	89,824
3,100	Mannatech, Inc.	50,003
2,700	Mannkind Corp.(b)	44,712
1,900	Mantech International Corp - Class A(b)	64,828
5,259	Mapinfo Corp.(b)	71,785
5,529	Marchex, Inc. - Class B	67,288
2,400	Marcus Corp.	57,384
3,900	Marine Products Corp.	38,337
2,900	MarineMax, Inc.(b)	70,064
9,500	Mariner Energy, Inc.(b)	191,045
1,435	Markwest Hydrocarbon, Inc.	68,722
2,945	Marlin Business Services Corp.(b)	69,001
3,600	Martek Biosciences Corp.(b)	83,916
1,700	Marten Transport Ltd.(b)	26,027
1,700	Martha Stewart Living Omnimedia, Inc. - Class A	31,297
4,400	Marvel Entertainment, Inc.(b)	122,848
10,958	Mastec, Inc.(b)	123,278
3,700	Material Sciences Corp.(b)	43,734
3,700	Matria Healthcare, Inc.(b)	102,231
4,100	Matrix Service Co.(b)	75,522
1,600	Matrixx Initiatives, Inc.(b)	26,960
54,893	Matthews International. Corp. - Class A	2,225,911
12,215	Mattson Technology, Inc.(b)	106,393
1,700	Maui Land & Pineapple Co., Inc.(b)	54,757
3,400	MAXIMUS, Inc.	102,510
3,200	Maxwell Technologies, Inc.(b)	39,104
7,289	Maxygen, Inc.(b)	82,803
5,386	MB Financial, Inc.	198,851
2,556	MBT Financial Corp.	36,270
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	71,853
8,000	MCG Capital Corp.	158,160
3,900	Mcgrath Rentcorp	119,457
3,200	McMoRan Exploration Co.(b)	39,488
1,200	Medallion Financial Corp.	13,548
11,096	Medarex, Inc.(b)	149,463
3,932	Medcath Corp.(b)	112,612
2,100	Media General, Inc. Class A.	84,021
13,887	Mediacom Communications Corp. - Class A(b)	110,124
2,400	Medical Action Industries, Inc.(b)	75,720
7,200	Medical Staffing Network Holdings, Inc.(b)	47,808
2,700	Medicines Co. (The)(b)	82,674
3,400	Medicis Pharmaceutical Corp. - Class A	128,962
1,700	Medis Technologies Ltd.(b)	21,981
3,100	Memory Pharmaceuticals Corp.(b)	11,842
3,800	Men’s Wearhouse, Inc.	163,172
6,600	Mentor Corp.	336,534
15,900	Mentor Graphics Corp.(b)	295,740
800	Mercantile Bank Corp.	27,952
3,194	Merge Technologies, Inc.(b)	17,631
4,501	Meridian Bioscience, Inc.	133,455
16,500	Meridian Resource Corp.(b)	45,870
5,750	Merit Medical Systems, Inc.(b)	90,620
2,900	Meritage Homes Corp.(b)	128,905
6,700	Mesa Air Group, Inc.(b)	50,183
4,300	Metabasis Therapeutics, Inc.(b)	28,423
4,300	Metal Management, Inc.	176,472
4,514	Methode Electronics, Inc.	49,699
2,200	MGE Energy, Inc.	75,196
4,200	MGI Pharma, Inc.(b)	80,724
1,377	MGP Ingredients, Inc.	30,390
5,950	Micrel, Inc.(b)	60,154
6,143	Micros Systems, Inc.(b)	345,851
6,206	Microsemi Corp.(b)	112,949
600	MicroStrategy, Inc. - Class A(b)	72,852
11,300	Microtune, Inc.(b)	56,726
1,900	Mid-America Apartment Communities, Inc.	114,228
1,900	Midas, Inc.(b)	42,997
400	Middleby Corp.(b)	44,712
1,300	Middlesex Water Co.	23,894
3,200	Mid-State Bancshares	117,312
9,600	Midway Games, Inc.(b)	67,104
4,380	Midwest Banc Holdings, Inc.	93,820

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,600	Miller Industries, Inc.(b)	$35,440
4,600	Mine Safety Appliances Co.	176,410
1,700	Minerals Technologies, Inc.	98,719
2,100	Minrad International, Inc.(b)	11,907
7,761	MIPS Technologies, Inc.(b)	64,572
2,100	Mission West Properties	26,838
10,081	MKS Instruments, Inc.(b)	220,471
7,400	Mobile Mini, Inc.(b)	196,766
6,240	Mobility Electronics, Inc.(b)	23,525
2,600	Modine Manufacturing Co.	68,016
3,300	Molecular Devices Corp.(b)	116,094
3,100	Molina Healthcare, Inc.(b)	95,573
5,500	Monaco Coach Corp.	82,940
1,600	Monarch Casino & Resort, Inc.(b)	40,208
3,200	MoneyGram International, Inc.	95,968
2,020	Monogram Biosciences, Inc.(b)	3,434
1,264	Monro Muffler, Inc.	47,703
5,200	Moog, Inc. - Class A.(b)	202,748
10,600	MoSys, Inc.(b)	87,556
1,200	Mothers Work, Inc.(b)	40,140
3,018	Movado Group, Inc.	86,617
26,800	Move, Inc.(b)	169,376
677	Movie Gallery, Inc.(b)	2,593
19,900	MPS Group, Inc.(b)	298,102
22,304	MRV Communications, Inc.(b)	90,777
3,406	MSC.Software Corp.(b)	53,474
2,400	MTC Technologies, Inc.(b)	54,888
5,300	MTR Gaming Group, Inc.(b)	62,858
2,900	MTS Systems Corp.	124,033
4,000	Mueller Industries, Inc.	130,280
5,453	Mueller Water Products, Inc. - Class B(b)	74,052
6,293	Multimedia Games, Inc.(b)	65,258
6,000	Municipal Mortgage & Equity LLC	189,480
6,700	Myers Industries, Inc.	115,374
6,700	Myriad Genetics, Inc.(b)	239,458
10,600	Nabi Biopharmaceuticals(b)	61,480
485	NACCO Industries, Inc. - Class A	70,058
3,700	Nara Bancorp, Inc.	72,631
1,600	Nash Finch Co.	46,208
2,211	Nastech Pharmaceutical Co., Inc.(b)	29,030
2,700	NATCO Group, Inc. - Class A(b)	93,852
7,600	National Beverage Corp.(b)	107,692
0	National City Corp.	0
28,600	National Financial Partners Corp.	1,404,260
1,600	National Healthcare Corp.	87,840
5,484	National Penn Bancshares, Inc.	103,099
8,072	National Retail Properties, Inc.	191,710
3,160	Natures Sunshine Prods, Inc.	36,340
2,900	Natus Medical, Inc.(b)	44,080
3,500	Nautilus, Inc.	57,085
82,300	Navigant Consulting, Inc.(b)	1,710,194
33,324	Navigators Group, Inc.(b)	1,592,554
6,900	Navistar International Corp.(b)	305,256
6,000	NBT Bancorp, Inc.	148,800
8,800	NBTY, Inc.(b)	456,280
4,300	NCI Building Systems, Inc.(b)	244,756
15,772	Nektar Therapeutics(b)	200,304
2,500	Neopharm, Inc.(b)	4,225
3,300	Neoware, Inc.(b)	38,973
5,000	Netbank, Inc.	18,850
5,229	Netgear, Inc.(b)	134,647
8,115	Netratings, Inc.(b)	147,287
6,500	Netscout Systems, Inc.(b)	54,275
3,100	Network Equipment Technologies, Inc.(b)	27,962
8,600	Neurogen Corp.(b)	51,858
4,300	New Frontier Media, Inc.	39,517
4,800	New Jersey Resources Corp.	223,680
1,686	New River Pharmaceuticals, Inc.(b)	94,247
9,200	NewAlliance Bancshares, Inc.	147,200
3,800	NewMarket Corp.	211,660
18,777	Newpark Resources, Inc.(b)	118,671
8,760	Newport Corp.(b)	174,850
11,402	NexCen Brands, Inc.(b)	102,048
9,732	NIC, Inc.(b)	52,066
2,500	Nicor, Inc.	113,750
5,800	NL Industries	62,756
1,900	NMT Medical, Inc.(b)	25,441
2,440	NN, Inc.	31,159
1,500	Noble International Ltd.	28,755
6,600	Nordson Corp.	341,352
3,300	North Pittsburgh Systems, Inc.	77,781
2,500	Northern Empire Bancshares(b)	73,225
3,900	Northfield Laboratories, Inc.(b)	15,444
9,052	Northwest Bancorp, Inc.	238,882
2,500	Northwest Natural Gas Co.	101,725
900	Northwest Pipe Co.(b)	33,849
165	NorthWestern Corp.	5,917
5,300	NovaMed, Inc.(b)	39,538
7,300	Novatel Wireless, Inc.(b)	82,417
9,300	Novavax, Inc.(b)	38,130

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,639	Noven Pharmaceuticals, Inc.(b)	$99,563
2,600	NPS Pharmaceuticals, Inc.(b)	10,140
3,200	NU Horizons Electronics Corp.(b)	32,352
5,300	Nu Skin Enterprises, Inc. - Class A	97,785
26,829	Nuance Communications, Inc.(b)	309,070
3,000	Nuco2, Inc.(b)	65,490
6,050	Nutri/System, Inc.(b)	266,502
3,850	NuVasive, Inc.(b)	93,208
9,152	Nuvelo, Inc.(b)	31,940
3,600	NYFIX, Inc.(b)	21,348
600	NYMAGIC, Inc.	24,438
12,900	Oakley, Inc.	298,764
2,800	Oceaneering International, Inc.(b)	110,516
2,207	OceanFirst Financial Corp.	48,642
4,900	O’Charleys, Inc.(b)	104,076
14,700	Ocwen Financial Corp.(b)	206,976
7,529	Odyssey HealthCare, Inc.(b)	93,435
9,500	Odyssey Re Holdings Corp.	374,775
5,200	Ohio Casualty Corp.	153,608
1,100	Oil States International, Inc.(b)	31,702
6,400	Old Dominion Freight Line(b)	177,792
6,800	Old National Bancorp	127,432
1,600	Old Second Bancorp, Inc.	46,288
7,900	Olin Corp.	133,036
1,000	Olympic Steel, Inc.	26,600
3,800	OM Group, Inc.(b)	185,668
1,694	Omega Financial Corp.	56,054
1,800	Omega Flex, Inc.	41,976
5,500	Omnicell, Inc.(b)	113,960
11,100	Omnivision Technologies, Inc.(b)	128,094
4,600	On Assignment, Inc.(b)	59,386
34,610	ON Semiconductor Corp.(b)	289,340
900	One Liberty Properties, Inc.	21,780
5,000	Online Resources Corp.(b)	50,900
10,816	Openwave Systems, Inc.(b)	95,397
4,600	Oplink Communications, Inc.(b)	87,308
3,900	Opnet Technologies, Inc.(b)	52,689
21,239	Opsware, Inc.(b)	169,912
7,700	Optical Communication Products, Inc.(b)	12,012
5,400	Option Care, Inc.	71,226
7,465	OraSure Technologies, Inc.(b)	61,810
12,400	Orbital Sciences Corp.(b)	211,544
1,600	Orleans Homebuilders, Inc.	29,392
3,400	OSI Pharmaceuticals, Inc.(b)	115,668
3,100	OSI Systems, Inc.(b)	74,338
2,961	Otter Tail Corp.	95,729
4,400	Outdoor Channel Holdings, Inc.(b)	59,488
4,200	Owens & Minor, Inc.	140,490
2,929	Oxford Industries, Inc.	139,977
600	OYO Geospace Corp.(b)	35,052
4,786	Pacific Capital Bancorp	152,961
6,800	Pacific Sunwear Of California(b)	133,280
4,700	Packeteer, Inc.(b)	62,980
9,900	Pain Therapeutics, Inc.(b)	89,199
10,400	Palatin Technologies, Inc.(b)	24,232
5,344	Palm Harbor Homes, Inc.(b)	68,991
18,800	Palm, Inc.(b)	260,004
1,994	Palomar Medical Technologies, Inc.(b)	99,221
6,900	Panacos Pharmaceuticals, Inc.(b)	26,979
3,800	Pantry, Inc. (The)(b)	185,478
2,400	Papa John’s International, Inc.(b)	66,288
3,800	Par Pharmaceutical Cos., Inc.(b)	100,244
6,500	Parallel Petroleum Corp.(b)	127,855
4,500	Parexel International Corp.(b)	147,375
4,200	Park Electrochemical Corp.	112,098
1,300	Park National Corp.	128,089
16,837	Parker Drilling Co.(b)	155,911
3,000	Parkervision, Inc.(b)	30,750
2,500	Parkway Properties, Inc.	137,125
7,500	Partners Trust Financial Group, Inc.	85,425
9,800	Pathmark Stores, Inc.(b)	107,408
5,700	Paxar Corp.(b)	125,286
11,500	Payless Shoesource, Inc.(b)	390,425
6,100	PC Connection, Inc.(b)	99,613
5,414	PC-Tel, Inc.(b)	51,162
4,410	PDF Solutions, Inc.(b)	48,995
1,616	PDI, Inc.(b)	15,756
7,200	PDL BioPharma, Inc.(b)	147,672
900	Peapack Gladstone Financial Corp.	25,740
2,600	Peet’s Coffee & Tea, Inc.(b)	67,210
7,100	Pegasystems, Inc.	65,959
2,000	Penn Virginia Corp.	146,560
1,200	Pennfed Financial Services, Inc.	24,456
6,000	Pennsylvania Real Estate Investment Trust	256,200
2,300	Penwest Pharmaceuticals Co.(b)	32,752
1,700	Peoples Bancorp, Inc.	49,317
4,806	Peoples Energy Corp.	209,301

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
4,900	PEP Boys - Manny Moe & Jack	$75,019
3,300	Perficient, Inc.(b)	69,003
4,681	Performance Food Group Co.(b)	138,838
5,890	Pericom Semiconductor Corp.(b)	58,723
5,700	Perini Corp.(b)	172,254
117,600	Perot Systems Corp. - Class A(b)	1,921,584
11,100	Perrigo Co.	191,808
2,916	Perry Ellis International, Inc.(b)	87,742
4,800	PetMed Express, Inc.(b)	56,736
89,440	PetroHawk Energy Corp.(b)	1,032,138
3,643	Petroleum Development Corp.(b)	186,631
9,000	Petroquest Energy, Inc.(b)	117,270
2,700	PFF Bancorp, Inc.	91,449
3,100	PharmaNet Development Group, Inc.(b)	61,535
5,800	Pharmion Corp.(b)	184,730
8,500	PHH Corp.(b)	248,710
2,400	PHI, Inc.(b)	72,192
7,850	Phillips-Van Heusen	432,927
15,300	Phoenix Cos., Inc. (The)	229,959
5,417	Phoenix Technologies Ltd.(b)	34,073
6,472	Photronics, Inc.(b)	107,824
3,300	Pico Holdings, Inc.(b)	141,900
5,400	Piedmont Natural Gas Co.	139,374
5,300	Pilgrim’s Pride Corp.	167,851
3,600	Pinnacle Airlines Corp.(b)	63,180
8,300	Pinnacle Entertainment, Inc.(b)	286,599
3,300	Pinnacle Financial Partners, Inc.(b)	105,006
2,300	Pioneer Cos., Inc.(b)	68,862
8,600	Pioneer Drilling Co.(b)	108,962
600	Piper Jaffray Cos.(b)	41,364
5,100	Plantronics, Inc.	100,470
5,100	Playboy Enterprises, Inc. - Class B(b)	56,304
5,700	Playtex Products, Inc.(b)	80,256
10,800	Plexus Corp.(b)	181,440
6,500	PLX Technology, Inc.(b)	66,040
6,384	PMA Capital Corp. - Class A(b)	59,754
19,800	PMC - Sierra, Inc.(b)	124,740
4,900	PNM Resources, Inc.	149,352
3,176	Polaris Industries, Inc.	148,510
13,160	Polycom, Inc.(b)	442,439
5,122	PolyMedica Corp.	205,085
20,500	PolyOne Corp.(b)	150,265
3,100	Portfolio Recovery Associates, Inc.(b)	134,757
3,200	Possis Medical, Inc.(b)	43,136
7,700	Post Properties, Inc.	373,450
3,799	Potlatch Corp.	179,351
1,200	Powell Industries, Inc.(b)	38,544
5,100	Power Integrations, Inc.(b)	115,668
18,173	Power-One, Inc.(b)	134,298
20,705	Powerwave Technologies, Inc.(b)	120,917
5,917	Pozen, Inc.(b)	100,056
13,100	Premiere Global Services, Inc.(b)	123,926
1,700	Pre-Paid Legal Services, Inc.(b)	66,096
5,520	Presidential Life Corp.	119,950
4,600	Presstek, Inc.(b)	28,152
150	PRG-Schultz International, Inc.(b)	1,474
10,800	Price Communications Corp.	228,420
3,300	Priceline.Com, Inc.(b)	140,646
6,200	Pricesmart, Inc.(b)	97,278
41,000	PrivateBancorp, Inc.	1,532,990
6,000	ProAssurance Corp.(b)	304,740
1,400	Procentury Corp.	27,510
3,886	Progenics Pharmaceuticals, Inc.(b)	116,463
4,100	Progress Software Corp.(b)	116,481
7,535	Progressive Gaming International Corp.(b)	69,171
1,296	Proliance International, Inc.(b)	6,286
5,200	ProQuest Co.(b)	57,720
28,500	Prosperity Bancshares, Inc.	997,500
2,126	Providence Service Corp. (The)(b)	46,772
6,331	Provident Bankshares Corp.	224,371
700	Provident Financial Holdings, Inc.	19,775
5,700	Provident Financial Services, Inc.	103,740
10,717	Provident New York Bancorp.	156,147
3,200	PS Business Parks, Inc.	240,672
6,032	PSS World Medical, Inc.(b)	120,761
6,200	Psychiatric Solutions, Inc.(b)	241,428
1,500	PW Eagle, Inc.	49,470
5,716	QAD, Inc.	46,300
1,100	Quaker Chemical Corp.	24,409
2,600	Quality Distribution, Inc.(b)	26,182
1,500	Quality Systems, Inc.	63,645
1,300	Quanex Corp.	50,947
20,500	Quanta Services, Inc.(b)	421,685
40,500	Quantum Corp.(b)	100,845
17,800	Quest Software, Inc.(b)	265,754
14,500	Quidel Corp.(b)	197,055
15,800	Quiksilver, Inc.(b)	224,518
4,800	Radiant Systems, Inc.(b)	54,144

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,000	Radiation Therapy Services, Inc.(b)	$59,380
1,200	Radio One, Inc. - Class D(b)	8,820
4,600	Radisys Corp.(b)	77,326
1,600	Radyne Corp.(b)	16,736
7,100	RailAmerica, Inc.(b)	115,091
5,000	Ralcorp Holdings, Inc.(b)	276,700
2,500	Rambus, Inc.(b)	46,475
2,400	Ramco-Gershenson Properties	89,904
4,620	Rare Hospitality International, Inc.(b)	145,715
1,887	Raven Industries, Inc.	53,647
3,539	RC2 Corp.(b)	139,826
5,100	RCN Corp.(b)	151,419
7,700	Reader’s Digest Association, Inc. (The)	130,053
34,853	RealNetworks, Inc.(b)	371,882
3,500	Red Lion Hotels Corp.(b)	42,105
1,178	Red Robin Gourmet Burgers, Inc.(b)	42,114
5,000	Regal-Beloit Corp.	251,600
5,700	Regeneration Technologies, Inc.(b)	32,775
12,490	Regeneron Pharmaceuticals, Inc.(b)	248,426
82,400	Regis Corp.	3,443,496
200	RehabCare Group, Inc.(b)	3,036
1,160	Remec, Inc.	1,705
4,896	Renaissance Learning, Inc.	72,804
3,522	Renasant Corp.	99,990
3,200	Renovis, Inc.(b)	11,072
10,524	Rent-A-Center, Inc.(b)	310,037
16,900	Rentech, Inc.(b)	59,826
9,400	Republic Airways Holdings, Inc.(b)	179,728
3,100	Republic Property Trust	35,495
5,900	Res-Care, Inc.(b)	102,483
3,000	Resource America, Inc. - Class A	80,550
4,300	Resources Connection, Inc.(b)	135,020
50,000	Respironics, Inc.(b)	2,130,000
7,500	Restoration Hardware, Inc.(b)	52,575
9,300	Retail Ventures, Inc.(b)	183,675
53,179	Revlon, Inc. - Class A(b)	68,069
38,480	RF Micro Devices, Inc.(b)	297,066
5,500	Rigel Pharmaceuticals, Inc.(b)	62,425
93,600	RightNow Technologies, Inc.(b)	1,345,968
2,000	Rimage Corp.(b)	48,460
29,800	RLI Corp.	1,649,132
2,500	Robbins & Myers, Inc.	108,700
6,300	Rock-Tenn Co. - Class A	206,136
9,800	Rockwood Holdings, Inc.(b)	259,700
3,400	Rofin-Sinar Technologies, Inc.(b)	222,462
2,200	Rogers Corp.(b)	113,696
5,500	Rollins, Inc.	120,010
2,900	Royal Gold, Inc.	93,409
17,550	RPC, Inc.	312,390
4,343	RTI International Metals, Inc.(b)	355,040
5,400	Ruby Tuesday, Inc.	154,494
8,800	Ruddick Corp.	244,640
6,000	Rudolph Technologies, Inc.(b)	93,780
3,700	Rush Enterprises, Inc. - Class A(b)	67,784
4,300	Russ Berrie & Co., Inc.(b)	63,640
4,800	Ryerson, Inc.	150,576
2,500	S & T Bancorp, Inc.	86,650
14,906	S1 Corp.(b)	85,710
3,000	Saba Software, Inc.(b)	22,110
23,500	Safeguard Scientifics, Inc.(b)	62,040
4,578	SafeNet, Inc.(b)	114,496
2,100	Saga Communications, Inc. - Class A(b)	19,425
3,400	Saia, Inc.(b)	90,610
1,895	Salem Communications Corp. - Class A	23,252
8,800	Salix Pharmaceuticals Ltd.(b)	124,960
2,101	Sanders Morris Harris Group, Inc.	23,300
3,200	Sanderson Farms, Inc.	101,184
3,045	Sandy Spring Bancorp, Inc.	109,650
3,300	Sangamo Biosciences, Inc.(b)	25,080
6,000	Santarus, Inc.(b)	41,760
19,387	Sapient Corp.(b)	121,750
4,800	Sauer-Danfoss, Inc.	165,312
3,248	Saul Centers, Inc.	175,132
11,100	Savient Pharmaceuticals, Inc.(b)	165,723
9,300	SBA Communications Corp. - Class A(b)	276,303
2,900	Scansource, Inc.(b)	85,086
128,800	Schawk, Inc.	2,288,776
2,200	Schnitzer Steel Industries, Inc. - Class A	84,700
5,400	Scholastic Corp.(b)	190,890
3,000	School Specialty, Inc.(b)	116,850
6,001	Schulman (A.), Inc.	125,301
2,000	Schweitzer-Mauduit International, Inc.	48,580
987	Sciclone Pharmaceuticals, Inc.(b)	2,803
6,100	Sciele Pharma, Inc.(b)	144,875
5,600	SCLOR Pharma, Inc.(b)	23,184

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
7,100	Seachange International, Inc.(b)	$71,000
3,200	Seacoast Banking Corp. of Florida	73,952
7,616	Seattle Genetics, Inc.(b)	55,140
10,100	Secure Computing Corp.(b)	67,266
828	Security Bank Corp.	18,158
6,900	Select Comfort Corp.(b).	127,236
4,200	Selective Insurance Group	216,090
6,500	SEMCO Energy, Inc.(b)	39,130
7,400	Semitool, Inc.(b)	83,176
7,672	Semtech Corp.(b)	105,106
7,300	Senior Housing Properties Trust	189,654
4,061	Senomyx, Inc.(b)	59,372
4,700	Sensient Technologies Corp.	115,996
100	SeraCare Life Sciences, Inc.(b)	585
12,300	Shaw Group, Inc. (The)(b)	415,248
1,200	Shenandoah Telecommunications Co.	55,656
4,200	Shiloh Industries, Inc.	58,044
3,300	Shoe Carnival, Inc.(b)	105,039
1,696	Shuffle Master, Inc.(b)	45,131
31,370	SI International, Inc.(b)	905,024
1,100	Sierra Bancorp.	33,143
3,185	Sigma Designs, Inc.(b)	77,109
6,600	Silgan Holdings, Inc.	309,078
11,258	Silicon Image, Inc.(b)	136,109
9,500	Silicon Laboratories, Inc.(b)	305,045
23,420	Silicon Storage Technology, Inc.(b)	116,632
2,336	Simmons First National Corp. - Class A	71,809
8,500	SimpleTech, Inc.(b)	92,990
5,050	Simpson Manufacturing Co., Inc.	165,186
5,105	Sinclair Broadcast Group, Inc. - Class A	60,086
8,000	Sirenza Microdevices, Inc.(b)	56,320
3,000	SIRVA, Inc.(b)	9,270
20,500	Six Flags, Inc.(b)	117,875
2,600	SJW Corp.	103,610
5,100	Skechers U.S.A., Inc. - Class A(b)	180,744
1,200	Skyline Corp.	45,348
9,380	Skywest, Inc.	254,573
20,400	Skyworks Solutions, Inc.(b)	134,028
7,300	Smart & Final, Inc.(b)	135,342
4,700	Smith & Wesson Holding Corp.(b)	52,170
3,500	Smith (A.O.) Corp.	134,225
1,300	Somanetics Corp.(b)	25,116
4,600	Sonic Automotive, Inc. - Class A	144,210
6,200	Sonic Corp.(b)	137,702
4,900	Sonic Solutions, Inc.(b)	89,915
14,329	SonicWALL, Inc.(b)	120,793
43,386	SonoSite, Inc.(b)	1,410,045
44,756	Sonus Networks, Inc.(b)	324,033
8,800	Sotheby’s	326,304
10,874	Source Interlink Cos., Inc.(b)	79,924
2,500	South Jersey Industries, Inc.	82,600
1,100	Southside Bancshares, Inc.	26,279
2,500	Southwest Bancorp, Inc.	66,600
4,200	Southwest Gas Corp.	164,850
3,372	Southwest Water Co.	44,207
2,600	Sovran Self Storage, Inc.	156,000
6,800	Spanish Broadcasting System - Class A(b)	27,608
1,950	Spartan Motors, Inc.	32,643
5,200	Spartan Stores, Inc.	123,032
6,300	Spartech Corp.	176,526
1,800	Spectralink Corp.(b)	16,272
3,900	Spectranetics Corp.(b)	41,496
8,200	Spectrum Brands, Inc.(b)	99,220
8,500	Speedway Motorsports, Inc.	327,930
13,801	Spherion Corp.(b)	113,582
1,930	SPSS, Inc.(b)	59,869
4,700	SRA International, Inc. - Class A(b)	118,910
7,100	St. Mary Land & Exploration Co.	255,529
3,400	Stage Stores, Inc.	109,106
10,349	Staktek Holdings, Inc.(b)	50,193
3,086	Stamps.com, Inc.(b)	45,148
4,700	Standard Microsystems Corp.(b)	131,130
1,800	Standard Motor Products, Inc.	28,476
1,100	Standard Parking Corp.(b)	41,888
3,600	Standard Register Co. (The)	45,468
5,700	Standard-Pacific Corp.	156,408
2,000	Standex International Corp.	58,280
10,100	Star Scientific, Inc.(b)	9,393
1,000	Startek, Inc.	10,260
4,350	State Auto Financial Corp.	139,983
881	State Bancorp, Inc.	17,188
4,700	Steak N Shake Co. (The)(b)	82,908
2,500	Steel Technologies, Inc.	46,375
5,400	Stein Mart, Inc.	72,954
2,000	Steinway Musical Instruments(b)	69,940
12,500	StemCells, Inc.(b)	35,500
1,100	Stepan Co.	35,145
8,800	STERIS Corp.	227,392
2,700	Sterling Bancorp.	50,220
54,896	Sterling Bancshares, Inc.	661,497
1,200	Sterling Construction Co., Inc.(b)	24,624

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
4,300	Sterling Financial Corp./PA	$98,298
4,376	Sterling Financial Corp./WA	145,152
3,250	Steven Madden Ltd.	96,590
340,100	Stewart Enterprises, Inc. - Class A	2,418,111
2,529	Stewart Information Services Corp.	106,319
2,400	Stifel Financial Corp.(b)	115,632
17,000	Stillwater Mining Co.(b)	220,320
3,800	Stone Energy Corp.(b)	129,162
52,100	Stratasys, Inc.(b)	1,679,704
6,500	Strategic Hotels & Resorts, Inc.	139,880
1,100	Strayer Education, Inc.	125,147
5,600	Stride Rite Corp.	96,656
3,800	Sturm Ruger & Co., Inc.(b)	39,558
1,204	Suffolk Bancorp	40,996
4,300	Sun Bancorp, Inc.(b)	84,323
2,000	Sun Communities, Inc.	63,220
3,500	Sun Healthcare Group, Inc.(b)	43,120
700	Sun Hydraulics Corp.	14,889
1,200	SunCom Wireless Holdings, Inc. - Class A(b)	1,560
8,200	Sunrise Senior Living, Inc.(b)	293,232
7,300	Sunstone Hotel Investors, Inc.	206,517
3,200	Sunterra Corp.(b)	40,000
10,591	SuperGen, Inc.(b)	54,544
5,000	Superior Bancorp(b)	56,050
48,578	Superior Energy Services, Inc.(b)	1,472,885
4,306	Superior Essex, Inc.(b)	137,404
3,700	Superior Industries International	75,369
2,775	Supertex, Inc.(b)	103,618
7,600	SupportSoft, Inc.(b)	51,680
2,313	SureWest Communications	64,695
2,866	SurModics, Inc.(b)	103,061
7,354	Susquehanna Bancshares, Inc.	185,615
4,600	SVB Financial Group(b)	214,590
5,686	Swift Energy Co.(b)	252,117
10,600	Swift Transportation Co., Inc.(b)	323,512
2,700	SWS Group, Inc.	68,121
1,652	SY Bancorp, Inc.	45,298
43,511	Sycamore Networks, Inc.(b)	162,296
9,442	SYKES Enterprises, Inc.(b)	137,948
5,053	Symbion, Inc.(b)	94,491
9,900	Symmetricom, Inc.(b)	84,546
50,000	Symmetry Medical, Inc.(b)	689,000
800	Syms Corp.(b)	14,816
1,600	Symyx Technologies, Inc.(b)	31,072
11,100	Synagro Technologies, Inc.	63,825
5,530	Synaptics, Inc.(b)	149,642
6,200	SYNNEX Corp.(b)	119,040
9,600	Syntax-Brillian Corp.(b)	75,936
3,300	Syntel, Inc.	108,504
5,500	Syntroleum Corp.(b)	17,545
7,700	Systemax, Inc.(b)	168,014
10,100	Take-Two Interactive Software, Inc.(b)	175,538
5,800	Talbots, Inc.	136,880
25,000	Taleo Corp. - Class A(b)	350,000
54,282	Talx Corp.	1,729,425
3,300	Tanger Factory Outlet Centers	133,980
10,693	Tanox, Inc.(b)	207,551
7,020	Taser International, Inc.(b)	54,405
9,200	Taubman Centers, Inc.	536,084
1,169	Team, Inc.(b)	39,921
8,700	Technitrol, Inc.	191,574
1,094	Tecumseh Products Co. - Class A(b)	19,594
1,310	Tejon Ranch Co.(b)	70,779
7,900	Tekelec(b)	121,660
3,800	Teledyne Technologies, Inc.(b)	144,970
9,737	TeleTech Holdings, Inc.(b)	262,412
3,400	Telik, Inc.(b)	22,814
2,100	Temecula Valley Bancorp, Inc.(b)	48,300
4,500	Tempur-Pedic International, Inc.(b)	107,100
3,000	Tennant Co.	92,760
8,800	Tenneco, Inc.(b)	204,600
17,740	Terayon Communication Systems, Inc.(b)	36,190
16,000	Terra Industries, Inc.(b)	227,680
4,500	Terremark Worldwide, Inc.(b)	35,010
3,000	Tessera Technologies, Inc.(b)	114,720
5,855	Tetra Tech, Inc.(b)	105,273
11,300	Tetra Technologies, Inc.(b)	261,708
3,300	Texas Industries, Inc.	242,286
3,300	TheStreet.com, Inc.	32,670
5,334	Third Wave Technologies, Inc.(b)	26,777
9,206	Thor Industries, Inc.	389,046
9,000	Thoratec Corp.(b)	162,090
5,250	THQ, Inc.(b)	159,075
40,902	TIBCO Software, Inc.(b)	379,571
2,900	TierOne Corp.	87,348
9,600	Time Warner Telecom, Inc. - Class A(b)	223,488
3,200	Titan International, Inc.	74,208
9,900	Tivo, Inc.(b)	52,965
3,750	TNS, Inc.(b)	64,238
1,410	Tompkins Trustco, Inc.	61,702

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
28,300	Tootsie Roll Industries, Inc.	$897,676
6,000	Topps Co, Inc. (The)	59,040
1,470	Toreador Resources Corp.(b)	39,425
3,200	Toro Co.	164,064
6,557	TradeStation Group, Inc.(b)	83,667
2,000	Transaction Systems Architects, Inc.(b)	72,300
12,900	Transmeridian Exploration, Inc.(b)	43,215
1,600	Travelzoo, Inc.(b)	48,896
300	TRC Cos., Inc.(b)	3,096
7,600	Tredegar Corp.	174,572
3,200	Trex Co., Inc.(b)	85,632
1,975	Triad Guaranty, Inc.(b)	101,712
2,700	Triarc Cos., Inc. - Class A	57,348
5,100	Triarc Cos., Inc. - Class B	99,705
2,300	Trico Bancshares	62,008
3,100	Trico Marine Services, Inc.(b)	100,843
9,880	Trident Microsystems, Inc.(b)	206,196
4,503	Trimeris, Inc.(b)	60,610
800	Triple Crown Media, Inc.(b)	8,800
28,756	Triquint Semiconductor, Inc.(b)	135,153
3,600	Triumph Group, Inc.	202,320
1,200	Tri-Valley Corp.(b)	9,912
4,220	Trizetto Group, Inc.(b)	87,523
2,700	True Religion Apparel, Inc.(b)	45,306
6,500	Trump Entertainment Resorts, Inc.(b)	115,440
5,759	Trustco Bank Corp.	60,585
3,175	Trustmark Corp.	93,536
9,200	TTM Technologies, Inc.(b)	98,532
5,100	Tuesday Morning Corp.	84,966
5,100	Tupperware Brands Corp.	118,983
3,040	TurboChef Technologies, Inc.(b)	45,266
2,900	Tween Brands, Inc.(b)	99,151
700	Twin Disc, Inc.	28,455
9,100	Tyler Technologies, Inc.(b)	126,490
4,100	UAP Holding Corp.	102,705
11,900	UCBH Holdings, Inc.	223,125
3,875	UIL Holdings Corp.	150,389
8,701	Ulticom, Inc.(b)	74,394
4,229	Ultimate Software Group, Inc.(b)	103,103
3,400	Ultralife Batteries, Inc.(b)	38,080
3,800	Ultratech, Inc.(b)	46,132
4,600	UMB Financial Corp.	168,222
8,639	Umpqua Holdings Corp.	245,780
1,300	Unifirst Corp.	53,989
2,250	Union Bankshares Corp.	65,048
3,600	Unisource Energy Corp.	135,072
15,400	United Auto Group, Inc.	369,138
8,045	United Bankshares, Inc.	293,803
4,000	United Community Banks, Inc.	130,640
5,861	United Community Financial Corp.	72,442
2,000	United Financial Bancorp, Inc.	28,980
2,500	United Fire & Casualty Co.	84,625
2,500	United Industrial Corp.	126,275
4,949	United Natural Foods, Inc.(b)	163,515
7,800	United Online, Inc.	109,512
9,900	United Rentals, Inc.(b)	254,925
3,100	United Retail Group, Inc.(b)	40,548
4,314	United Stationers, Inc.(b)	219,841
4,100	United Surgical Partners International, Inc.(b)	124,927
2,100	United Therapeutics Corp.(b)	112,560
8,030	Universal American Financial Corp.(b)	151,366
6,500	Universal Compression Holdings, Inc.(b)	392,860
2,886	Universal Corp.	139,480
3,500	Universal Display Corp.(b)	47,145
3,108	Universal Electronics, Inc.(b).	64,895
2,311	Universal Forest Products, Inc.	113,008
1,025	Universal Stainless & Alloy(b)	45,356
100,000	Universal Technical Institute, Inc.(b).	2,365,000
2,100	Univest Corp. of Pennsylvania	59,052
5,100	URS Corp.(b)	219,147
1,300	Urstadt Biddle Properties, Inc.	23,374
3,800	Urstadt Biddle Properties, Inc. - Class A	73,834
4,500	US LEC Corp. - Class A(b)	45,180
1,400	US Physical Therapy, Inc.(b)	19,740
5,400	USA Mobility, Inc.	109,620
1,000	USANA Health Sciences, Inc.(b)	53,080
3,151	USB Holding Co., Inc.	72,631
7,700	USEC, Inc.(b)	104,412
6,200	U-Store-It Trust	136,214
50,000	UTi Worldwide, Inc.	1,520,000
16,100	Utstarcom, Inc.(b)	142,163
6,600	VA Software Corp.(b)	33,858
10,874	Vaalco Energy, Inc.(b)	70,790
5,400	Vail Resorts, Inc.(b)	249,750
7,000	Valeant Pharmaceuticals International	123,410

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
4,800	Valmont Industries, Inc	$266,256
15,401	Valueclick, Inc.(b)	393,034
7,753	Valuevision Media, Inc. - Class A(b)	95,052
6,400	Varian Semiconductor Equipment Associates, Inc.(b)	263,360
6,800	Varian, Inc.(b)	363,868
7,578	Vector Group Ltd.	136,177
7,100	Veeco Instruments, Inc.(b)	136,249
45,200	Ventana Medical Systems, Inc.(b)	1,902,920
2,900	Verint Systems, Inc.(b)	95,845
1,300	Vertrue, Inc.(b)	60,437
2,400	Viad Corp.	100,656
3,800	Viasat, Inc.(b)	125,286
5,686	Viasys Healthcare, Inc.(b)	167,339
3,350	Vical, Inc.(b)	20,938
5,408	Vicor Corp.	57,379
6,572	Vignette Corp.(b)	117,770
4,500	Virage Logic Corp.(b)	34,740
3,200	Virginia Commerce Bancorp(b)	69,600
9,129	Viropharma, Inc.(b)	155,467
1,700	VistaCare, Inc. - Class A(b)	16,320
14,372	Visteon Corp.(b)	114,976
2,526	Vital Images, Inc.(b)	84,747
2,503	Vital Signs, Inc.	130,156
44,800	Vitesse Semiconductor Corp.(b)	38,080
2,400	Vivus, Inc.(b)	10,608
5,400	Volt Information Sciences, Inc.(b)	190,944
4,000	Wabash National Corp.	63,760
8,029	Wabtec Corp.	257,089
54,600	Waddell & Reed Financial, Inc. - Class A	1,401,582
4,600	Walter Industries, Inc.	129,628
6,355	Warnaco Group, Inc. (The)(b)	179,783
3,700	Washington Group International, Inc.(b)	211,381
7,100	Washington Real Estate Investment Trust	303,525
2,100	Washington Trust Bancorp, Inc.	57,750
34,800	Waste Connections, Inc.(b)	1,516,236
2,000	Waste Industries USA, Inc.	59,140
700	Watsco, Inc.	35,714
3,600	Watson Wyatt Worldwide, Inc. - Class A	159,444
4,800	Watts Water Technologies, Inc. - Class A	211,056
8,100	Wausau Paper Corp.	115,344
5,000	Wave Systems Corp. - Class A(b)	13,450
800	WCI Communities, Inc.(b)	17,320
92,100	WD-40 Co.	3,032,853
64,400	WebEx Communications, Inc.(b)	2,387,952
12,024	webMethods, Inc.(b)	90,541
2,200	Websense, Inc.(b)	47,630
4,000	WebSideStory, Inc.(b)	57,240
4,744	Weis Markets, Inc.	205,320
1,500	Wellman, Inc.	4,275
6,500	Werner Enterprises, Inc.	123,565
2,983	WesBanco, Inc.	94,859
2,290	West Bancorporation, Inc.	40,167
2,200	West Coast Bancorp.	73,458
4,400	West Marine, Inc.(b)	76,648
4,000	West Pharmaceutical Services, Inc.	194,120
2,500	Westamerica Bancorporation	124,625
6,200	Westar Energy, Inc.	164,672
9,300	Westell Technologies, Inc. - Class A(b)	21,204
3,100	Western Alliance Bancorp(b)	104,160
800	Westmoreland Coal Co.(b)	17,296
9,300	Wet Seal, Inc. (The) - Class A(b)	60,078
4,300	WGL Holdings, Inc.	136,009
5,400	W-H Energy Services, Inc.(b)	245,052
3,100	Wheeling-Pittsburgh Corp.(b)	75,981
41,900	Whiting Petroleum Corp.(b)	1,909,383
5,949	Wild Oats Markets, Inc.(b)	86,439
1,500	Willow Financial Bancorp, Inc.	21,510
5,400	Wilshire Bancorp, Inc.	98,550
10,100	Wind River Systems, Inc.(b)	100,192
5,600	Winnebago Industries	187,824
4,800	Winston Hotels, Inc.	66,864
8,200	Winthrop Realty Trust.	55,268
3,300	Wintrust Financial Corp.	151,107
5,523	Witness Systems, Inc.(b)	125,041
3,500	WMS Industries, Inc.(b)	138,810
8,400	Wolverine World Wide, Inc.	258,468
4,325	Woodward Governor Co.	180,958
2,490	World Acceptance Corp.(b)	109,585
550	World Air Holdings, Inc.(b)	4,934
2,300	World Fuel Services Corp.	105,455
4,000	World Wrestling Entertainment, Inc. - Class A	64,320
10,900	Worthington Industries, Inc.	209,062
79,400	Wright Medical Group, Inc.(b)	1,738,066
5,600	Xanser Corp.(b)	33,488
2,800	Xenoport, Inc.(b)	66,752
3,799	X-Rite, Inc.	42,663

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,500	Yankee Candle Co., Inc.	$86,575
1,500	Yardville National Bancorp	56,895
1,000	York Water Co.	17,910
6,600	Zale Corp.(b)	181,632
4,000	Zenith National Insurance Corp.	182,800
700	Zhone Technologies, Inc.(b)	826
2,100	Zoll Medical Corp.(b)	131,712
2,600	Zoltek Cos., Inc.(b)	69,472
9,822	Zoran Corp.(b)	137,213
3,200	Zygo Corp.(b)	49,120
11,684	Zymogenetics, Inc.(b)	186,360

		343,376,411

Total Common Stocks (Cost $ 510,080,797)		659,107,486

EXCHANGE TRADED FUNDS — 6.5%
Mutual Fund — 6.5%
125,000	iShares MSCI Germany Index Fund	3,445,000
540,000	iShares MSCI Hong Kong Index Fund	8,845,200
721,500	iShares MSCI Japan Index Fund	10,324,665
20,800	iShares MSCI Pacific ex-Japan Index Fund	2,646,176
1,317,400	iShares MSCI Singapore Index Fund	15,426,754
90,500	iShares MSCI South Korea Index Fund	4,277,030
258,000	iShares MSCI Taiwan Index Fund	3,666,180
		48,631,005

Total Exchange Traded Funds (Cost $ 36,822,977)		48,631,005

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
602,250	Bank Pan Indonesia Tbk PT, Expires 07/10/09(b)	14,560

Consumer Discretionary — 0.0%
249,725	Matahari Putra Prima Tbk PT, Expires 07/12/10(b)(c)	0
39,600	Playmates Holdings Ltd., Expires 05/27/07(b)	1,040
12,220	Regal Hotels International Holdings Ltd.(c)	1,565

		2,605

Consumer Staples — 0.0%
10,418	Polski Koncern Miesny Duda SA(c)	39,129

Health Care — 0.0%
4,200	Active Biotech AB, Expires 02/06/07(b)(c)	1,233
7,500	Meda AB - Class A, Expires 02/05/07(b)(c)	11,547
30	SeraCare Life Sciences, Inc., Expires 01/31/07(c)	0
1,313	Unilabs SA, Expires 12/31/08(b)	1,267

		14,047

Industrials — 0.0%
565	Delachaux, Expires 02/08/07(b)(c)	1,826
5,916	Ta Chen Stainless Pipe, Expires 02/27/07(c)	2,435

		4,261

Real Estate — 0.0%
9,600	Allied Properties HK Ltd., Expires 06/06/09(b)	1,205

Telecommunication Services — 0.0%
432,569	Tim Participacoes SA, Expires 11/03/06(b)	157

Total Rights/Warrants (Cost $ 23,996)		75,964

Principal Amount
U.S. GOVERNMENT AGENCIES — 2.2%
	Federal Home Loan Mortgage Corp.
$ 9,300,000	4.74%, 02/05/2007(d)	9,294,699
	Federal National Mortgage Association
6,700,000	4.78%, 02/06/2007(d)	6,695,212
Total U.S. Government Agencies (Cost $ 15,989,911)		15,989,911

CASH SWEEP — 2.8%
21,039,057	MMDA Overnight Sweep	21,039,057
Total Cash Sweep (Cost $ 21,039,057)		21,039,057

TOTAL INVESTMENTS — 99.8%
(Cost $583,956,738)(a)		744,843,423
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,699,431

NET ASSETS — 100.0%		$746,542,854

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$177,520,689
Unrealized depreciation	(16,634,004)

Net unrealized appreciation	$160,886,685

ADR - American Depositary Receipt

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $154,940, which is 0.02% of net assets.

(d)	The interest rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	6.0%
Consumer Discretionary	14.5
Consumer Staples	6.5
Diversified Financials	2.0
Energy	4.3
Health Care	8.6
Industrials	19.7
Information Technology	10.6
Insurance	2.4
Materials	6.8
Real Estate	3.7
Telecommunication Services	2.0
Utilities	1.2
Other*	11.7

*	Includes cash and equivalents, government agencies, exchange traded funds, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 98.5%
FINLAND — 1.8%
488,616	Nokia Oyj	$10,692,555
1,429,632	Stora Enso Oyj - Class R	23,794,592

		34,487,147

FRANCE —8.1%
294,208	Air France-KLM	13,236,963
70,441	Air Liquide SA	16,406,395
234,789	BNP Paribas	26,179,471
217,565	Carrefour SA	12,533,559
286,189	Electricite de France	19,937,181
496,511	France Telecom SA	13,719,170
104,785	Sanofi-Aventis	9,211,793
1,301,599	STMicroelectronics NV	24,208,299
260,474	Total SA	17,585,602

		153,018,433

GERMANY — 5.4%
129,070	Allianz SE	25,739,981
753,966	Commerzbank AG	31,819,380
394,670	Deutsche Telekom AG	6,928,908
189,638	Fresenius Medical Care AG & Co.	25,371,575
114,877	Siemens AG	12,606,899

		102,466,743

HONG KONG — 9.6%
13,902,834	Citic Pacific Ltd.	48,701,899
32,836,239	Huaneng Power International, Inc. - Class H	29,734,323
5,911,882	Hutchison Whampoa Ltd.	58,758,771
89,208,630	Semiconductor Manufacturing International Corp.(b)	14,168,171
77,768,859	Sinotrans Ltd. - Class H	30,280,604

		181,643,768

IRELAND — 0.7%
328,800	CRH Plc	12,984,868

ITALY — 3.5%
1,359,628	Capitalia SpA	12,227,349
700,397	ENI SpA	22,547,808
4,168,131	Intesa Sanpaolo SpA	31,427,355

		66,202,512

JAPAN — 31.8%
541,926	Aeon Co. Ltd.	11,787,834
49,706	Alfresa Holdings Corp.	3,122,071
2,574,594	All Nippon Airways Co. Ltd.	9,493,655
642,569	Bridgestone Corp.	13,950,371
669,948	COMSYS Holdings Corp.	7,660,990
309,167	Daikin Industries Ltd.	10,221,879
176,434	FUJI SOFT, Inc.	4,364,066
189,875	H.I.S. Co. Ltd.	5,160,673
3,733,497	Haseko Corp.(b)	14,385,781
503,111	Hokuriku Electric Power Co.	11,735,644
365,389	Honda Motor Co. Ltd.	14,381,818
5,796,211	Kobe Steel Ltd.	20,940,901
2,624	Mitsubishi UFJ Financial Group, Inc.	31,745,442
5,896,507	Mitsui Engineering & Shipbuilding Co. Ltd.	20,423,765
1,463,147	Mitsui Trust Holdings, Inc.	16,016,052
2,206	Mizuho Financial Group, Inc.	15,903,381
306,759	Nidec Corp.	21,682,584
1,749,626	Nippon Express Co. Ltd.	9,931,172
4,254	Nippon Telegraph & Telephone Corp.	21,220,650
808,869	Nomura Holdings, Inc.	16,454,867
56,194	Nomura Research Institute Ltd.	8,754,120
1,117,945	NSK Ltd.	10,236,404
2,353	NTT Data Corp.	12,030,171
8,950	NTT Urban Development Corp.	17,947,464
445,392	Onward Kashiyama Co. Ltd.	5,930,933
818,014	Ricoh Co. Ltd.	17,827,120
229,545	Rohm Co. Ltd.	20,846,977
837,099	Sanken Electric Co. Ltd.	8,476,425
645,708	Sanyo Denki Co. Ltd.	5,002,792
451,746	Seven & I Holdings Co. Ltd.	13,588,316
275,304	Shimachu Co. Ltd.	7,573,826
150,004	SMC Corp.	21,379,423
1,237,227	Sompo Japan Insurance, Inc.	15,706,263
429,759	Sony Corp.	19,764,356
1,235,646	Sumitomo Corp.	19,167,462
664,946	Sumitomo Electric Industries Ltd.	10,182,468
355,383	Sumitomo Realty & Development Co. Ltd.	12,338,869
757,276	Suruga Bank Ltd.	9,864,417
305,137	Takeda Pharmaceutical Co. Ltd.	19,899,140
336,830	Takefuji Corp.	13,564,748
273,590	THK Co. Ltd.	6,619,844
602,500	Toyota Motor Corp.	39,690,711
2,675	Zephyr Co. Ltd.	6,827,146

		603,802,991

NETHERLANDS — 5.4%
595,910	ABN AMRO Holding NV	19,028,732
1,219,156	Aegon NV	23,914,367
534,286	Heineken NV	27,067,705
390,110	Royal Dutch Shell Plc - Class A	13,204,505

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
NETHERLANDS (continued)
453,907	TNT NV	$20,416,201

		103,631,510

SINGAPORE — 1.2%
2,450,341	City Developments Ltd.	22,338,200

SPAIN — 0.4%
339,782	Telefonica SA	7,417,854

SWEDEN — 2.0%
351,023	Svenska Handelsbanken AB - Class A	10,732,795
729,526	Swedbank AB	27,554,238

		38,287,033

SWITZERLAND — 7.5%
271,519	Adecco SA	17,444,111
261,916	Credit Suisse Group	18,501,444
43,264	Nobel Biocare Holding AG	14,323,927
377,028	Novartis AG	21,691,274
124,871	Roche Holding AG	23,465,085
30,530	Swisscom AG	11,402,875
77,919	Syngenta AG(b)	14,366,443
80,598	Zurich Financial Services AG	21,678,150

		142,873,309

UNITED KINGDOM — 21.1%
3,066,297	Amlin Plc	18,374,410
687,160	Atkins (WS) Plc	12,083,152
1,383,717	Barclays Plc	20,117,700
2,955,769	BP Plc	31,039,702
316,053	British American Tobacco Plc	9,587,526
2,557,820	BT Group Plc	15,377,677
950,111	Bunzl Plc	11,928,190
5,996,519	Cable & Wireless Plc	19,733,920
789,508	Charter Plc(b)	13,184,838
661,231	GlaxoSmithKline Plc	17,733,122
1,034,858	HSBC Holdings Plc	18,807,100
4,217,457	HSBC Infrastructure Co. Ltd.	9,321,859
2,225,782	Imperial Chemical Industries Plc	20,017,522
1,300,444	Laird Group Plc	11,133,415
2,207,082	MyTravel Group Plc(b)	9,518,145
1,302,583	National Grid Plc	19,654,679
991,110	Pearson Plc	15,616,926
1,277,455	Prudential Plc	17,217,459
1,461,814	Resolution Plc	18,725,743
6,132,870	Royal & Sun Alliance Insurance Group Plc	19,399,430
732,187	Shire Plc	15,363,586
1,527,974	Smiths News Plc	4,352,946
321,963	Standard Chartered Plc	9,235,452
7,357,462	Vodafone Group Plc	21,393,857
792,889	Wolseley Plc	20,531,806

		399,450,162

Total Common Stocks
(Cost $ 1,427,843,230)		1,868,604,530

INVESTMENT COMPANY — 1.0%
19,591,481	Federated Trust for U.S.
	Treasury Obligations	19,591,481

Total Investment Company
(Cost $ 19,591,481)		19,591,481

TOTAL INVESTMENTS — 99.5%
(Cost $1,447,434,711)(a)		1,888,196,011
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		8,693,030

NET ASSETS — 100.0%		$1,896,889,041

(a)	Represents cost for financial reporting purposes and

net unrealized appreciation of investments is as

follows:

Unrealized appreciation	$455,452,093
Unrealized depreciation	(14,690,793)

Net unrealized appreciation	$440,761,300

(b)	Non-income producing security.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	13.9%
Consumer Discretionary	9.2
Consumer Staples	4.6
Diversified Financials	4.0
Energy	4.5
Health Care	7.9
Industrials	20.7
Information Technology	10.0
Insurance	8.4
Materials	5.2
Real Estate	1.6
Telecommunication Services	4.8
Utilities	3.7
Other*	1.5

*	Includes cash and equivalents, investment company, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS	January 31, 2007
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 2.0%
Banks — 0.9%
$1,000,000	HBOS Treasury Services Plc 5.00%, 11/21/11(b)	$989,771

Consumer Discretionary — 0.1%
138,837	Wal-Mart Stores, Inc., Series 92A1 7.49%, 06/21/07	139,633

Diversified Financials — 0.5%
252,000	National Rural Utilities Cooperative Finance Corp. 5.75%, 11/01/08	253,301
300,000	Private Export Funding Corp. 4.90%, 12/15/11	297,427

		550,728

Industrials — 0.5%
540,517	3M Employee Stock Ownership Plan Trust 5.62%, 07/15/09(b)	540,495

Total Corporate Bonds
(Cost $2,228,878)		2,220,627

MUNICIPAL BONDS — 0.0%

New York — 0.0%
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B 2.60%, 12/15/07	24,448

Total Municipal Bonds
(Cost $25,000)		24,448

U.S. GOVERNMENT AGENCIES — 89.7%

Federal Agricultural Mortgage Corp. — 0.5%
500,000	5.90%, 03/ 03/09	507,640

Federal Farm Credit Bank — 0.2%
125,000	4.75%, 01/19/10	123,839
100,000	5.15%, 12/06/10	99,704

		223,543

Federal Home Loan Bank — 86.8%
45,000	4.25%, 05/08/07	44,868
50,000	4.00%, 02/12/10	48,476
30,000	7.38%, 02/12/10	31,887
17,550,000	4.88%, 03/12/10	17,451,018
25,000	3.38%, 05/14/10	23,740
1,275,000	4.25%, 06/11/10	1,243,713
2,370,000	5.25%, 06/11/10	2,384,239
2,875,000	4.13%, 08/13/10	2,790,719
255,000	4.75%, 08/13/10	252,624
270,000	6.88%, 08/13/10	285,752
85,000	4.50%, 09/10/10	83,356
20,570,000	5.13%, 09/10/10	20,623,996
300,000	5.13%, 09/29/10	300,481
3,121,028	4.75%, 10/25/10	3,087,455
60,000	4.25%, 11/02/10	58,383
25,000	4.25%, 11/15/10	24,270
1,530,000	6.63%, 11/15/10	1,610,082
700,000	4.75%, 12/10/10	692,024
1,130,000	4.00%, 02/15/11	1,087,098
2,135,000	5.88%, 02/15/11	2,191,492
5,150,000	4.88%, 03/11/11	5,116,443
27,220,000	5.25%, 06/10/11	27,425,021
50,000	4.38%, 08/15/11	48,635
25,000	5.75%, 08/15/11	25,675
4,105,000	5.00%, 09/09/11	4,095,435
50,000	4.25%, 11/15/11	48,298
320,000	4.88%, 11/15/11	317,380
15,000	5.63%, 11/15/11	15,350
4,125,000	4.75%, 12/09/11	4,070,212

		95,478,122

Federal Home Loan Mortgage Corp. — 0.4%
300,000	4.75%, 12/08/10	296,133
190,000	4.50%, 12/16/10	186,076

		482,209

Federal National Mortgage Assoc. — 1.0%
1,000,000	7.25%, 01/15/10	1,058,521
15,731	7.50%, 08/01/25	16,420

		1,074,941

Government National Mortgage Assoc. — 0.2%
158,712	8.50%, 10/15/17	168,366
537	9.00%, 02/15/20	578

		168,944

Tennessee Valley Authority — 0.6%
689,000	5.63%, 01/18/11	702,325

Total U.S. Government Agencies
(Cost $98,213,909)		98,637,724

U.S. GOVERNMENT SECURITIES — 6.7%

U.S. Treasury Notes — 6.7%
1,000,000	4.25%, 01/15/10(c)	1,260,450
575,000	2.38%, 04/15/11(c)	582,184
2,700,000	4.25%, 08/15/14	2,602,757

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount	Value
U.S. Treasury Notes (continued)
$ 3,000,000 4.50%, 11/15/15	$2,930,157

7,375,548

Total U.S. Government Securities
(Cost $ 7,303,424)	7,375,548

	Shares
	INVESTMENT COMPANY — 0.3%
318,529	SEI Daily Income Trust
	Government II Fund	318,529

	Total Investment Company
	(Cost $ 318,529)	318,529
	TOTAL INVESTMENTS — 98.7%
	(Cost $108,089,740)(a)	$108,576,876

	OTHER ASSETS IN EXCESS OF LIABILITIES
	— 1.3%	1,431,167

	NET ASSETS — 100.0%	$110,008,043

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$862,836
Unrealized depreciation	(375,700)

Net unrealized appreciation	$487,136

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(c)	Inflation protected security. Principal amount reflects original security face amount.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 95.0%

Alabama — 1.2%
$ 110,000	Alabama State Public School & College Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$115,328
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	423,944
1,000,000	Jefferson County Sewer Revenue Bonds, Series C-6, (FGIC) 3.45%, 02/01/42(b)	1,000,000

		1,539,272

Arizona — 1.8%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/14	856,104
400,000	Maricopa County School District No. 006 Washington Elementary School Improvement Project of 2001 GO, Series B, (FSA) 5.00%, 07/01/17	435,536
550,000	Maricopa County School District No. 48 Scottsdale School Improvement Project 2004 GO, Series B, (FSA) 4.75%, 07/01/18	578,528
450,000	University of Arizona Certificates of Participation, (AMBAC) 5.00%, 06/01/18	482,220

		2,352,388

California — 4.3%
1,155,000	Alameda GO, (MBIA) 5.00%, 08/01/33	1,213,085
650,000	Inglewood Unified School District GO, Series D, (FSA) 5.00%, 10/01/14	703,157
500,000	Los Altos School District GO, Series B 5.00%, 08/01/17	527,500
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	295,509
1,000,000	San Ramon Valley Unified School District GO, (MBIA) 5.00%, 08/01/17	1,087,370
1,500,000	Vacaville Unified School District GO, (MBIA) 5.00%, 08/01/20	1,600,380

		5,427,001

Colorado — 0.4%
485,000	Longmont Sales & Use Tax Revenue Bonds 5.63%, 11/15/17	516,724

Connecticut — 0.2%
200,000	Torrington GO, (XLCA) 5.00%, 09/15/16	215,820

Florida — 2.3%
200,000	Clearwater Housing Authority Revenue Bonds, (FSA) 4.95%, 06/01/07	200,656
500,000	Florida State Department Transportation Turnpike Revenue Bonds, Series A 5.00%, 07/01/29	528,425
1,275,000	Jacksonville Transportation Revenue Bonds, Series A, (XLCA) 3.60%, 10/01/32(b)	1,275,000
720,000	Palm Beach County Public Improvement Revenue Bonds, Parking Facilities Expansion Project, (MBIA) 5.00%, 12/01/17	777,967
150,000	Port Orange Water & Sewer Revenue Bonds, (AMBAC) 5.00%, 10/01/16	159,579

		2,941,627

Georgia — 2.1%
700,000	De Kalb County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 10/01/17	760,249
525,000	Gwinnett County Development Authority Certificate Participation, Public Schools Project, (MBIA) 5.00%, 01/01/15	562,469
1,000,000	Municipal Electric Authority Revenue Bonds, (AMBAC) 5.00%, 01/01/26(b)	1,022,380
100,000	Rockdale County Water & Sewer Authority Revenue Bonds, (FSA) 5.00%, 07/01/18	107,371

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
Georgia (continued)
$ 150,000	Walton County School District GO, Series A, (MBIA-State Aid Withholding) 5.00%, 08/01/17	$161,601

		2,614,070

Illinois — 5.5%
1,000,000	Chicago Board of Education GO, Series B-3, (CIFG) 3.57%, 03/01/32(b)	1,000,000
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, (FGIC) 5.88%, 01/01/19	241,902
1,000,000	Chicago Transit Authority Revenue Bonds, (AMBAC) 5.00%, 06/01/21	1,070,440
575,000	Cook County GO, Series A, (FGIC) 5.00%, 11/15/22	589,001
150,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/12	158,913
285,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/13	303,958
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, (FSA) 5.55%, 12/30/17	90,409
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, (FSA) 5.55%, 12/30/17	68,724
260,000	Freeport Sewer System Improvements GO, (AMBAC) 5.55%, 12/01/14	278,473
100,000	Gail Borden Public Library District GO, (FGIC) 4.63%, 12/15/08	101,609
1,000,000	Illinois Health Facilities Authority Revenue Bonds, Series B, (MBIA) 3.62%, 06/01/19(b)	1,000,000
500,000	Illinois State GO, First Series 5.50%, 08/01/15	525,690
400,000	Illinois State Sales Tax Revenue Bonds, Series Z 5.00%, 06/15/12	414,292
100,000	Piatt, Champaign & De Witt Counties Community School District No. 25 GO, Series B, (MBIA) 4.60%, 10/01/12	104,291
100,000	Rockford GO, Series A, (FSA) 5.38%, 12/15/13	105,345
250,000	Will County School District No. 122 GO, Series B, (FGIC) 5.20%, 11/01/16	264,255
600,000	Will County School District No. 161 Summit Hill GO, (FGIC) 5.00%, 01/01/17	639,882

		6,957,184

Indiana — 9.4%
580,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 01/15/16	624,596
1,490,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/15/25	1,601,020
295,000	Crawford County School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/17	322,084
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA-State Aid Withholding) 5.00%, 07/15/18	700,121
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/10/14	328,315
490,000	East Noble Facilities School Building Corp. Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	529,014
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.13%, 07/15/12	483,161
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds 5.75%, 07/15/10	79,604

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
Indiana (continued)
$ 505,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	$533,437
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.38%, 07/15/16	188,436
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	269,532
1,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series E, (FSA) 3.68%, 05/15/41(b)	1,000,000
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-2, (AMBAC) 3.74%, 11/15/36(b)	1,000,000
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-4, (AMBAC) 3.59%, 11/15/36(b)	1,000,000
125,000	Indianapolis-Marion County Public Library GO, Series A 4.60%, 07/01/18	128,414
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.05%, 07/15/11	152,407
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	741,426
170,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.30%, 07/15/09	176,378
205,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.50%, 07/15/12	218,358
435,000	Noblesville Industrial Redevelopment Authority, Economic Development Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	458,982
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 01/15/16	167,994
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 07/15/16	388,485
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 01/15/19	211,644
500,000	Westfield Independent Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA-State Aid Withholding) 5.00%, 07/15/23	526,425
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, (FGIC-State Aid Withholding) 4.75%, 01/15/11	139,703

		11,969,536

Iowa — 0.2%
250,000	Iowa City Parking Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	261,398

Kansas — 0.2%
250,000	Sedgwick County Unified School District No. 259 GO, (MBIA) 5.00%, 09/01/15	269,868

Maine — 0.6%
500,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	532,800
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B 5.25%, 11/01/15	264,902

		797,702

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
Maryland — 1.0%
$ 285,000	Baltimore Pre-Refunded Water Project Revenue Bonds, Series A, (FGIC) 5.00%, 07/01/24	$313,275
1,000,000	Baltimore Public Improvements GO, Series A, (FSA) 3.79%, 10/15/20(b)	1,000,000

		1,313,275

Massachusetts — 1.7%
800,000	Massachusetts State Consolidation Loan GO, Series D 5.00%, 08/01/17	861,992
600,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, (FGIC) 5.50%, 06/01/16	671,406
570,000	Springfield Water & Sewer Commission Revenue Bonds, Series A, (AMBAC) 5.00%, 07/15/20	610,288

		2,143,686

Michigan — 9.5%
300,000	Caro Community School District School Building & Site GO, Series A, (MBIA Q-SBLF) 5.00%, 05/01/17	320,862
130,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.35%, 05/01/11	134,447
1,450,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/23	1,527,923
275,000	Clarkston Community Schools GO, (Q-SBLF) 5.00%, 05/01/15	292,691
345,000	Clintondale Community Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/20	366,007
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	262,160
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	251,179
250,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/19	261,645
325,000	East Lansing School District School Building & Site GO, (Q-SBLF) 5.35%, 05/01/16	340,398
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	157,220
250,000	Jackson Public Schools School Building & Site GO, (FSA Q-SBLF) 5.00%, 05/01/15	267,022
1,650,000	Michigan State Hospital Finance Authority Revenue Bonds, Series B-7, (MBIA) 3.58%, 11/15/26(b)	1,650,000
750,000	Michigan State Trunk Line Revenue Bonds, Series A 5.25%, 11/01/13	809,445
260,000	Mount Clemens Community School District GO, (FSA Q-SBLF) 5.00%, 05/01/18	276,390
785,000	Oakland University Revenue Bonds, (AMBAC) 5.25%, 05/15/18	847,408
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	257,762
700,000	Saginaw City School District School Building & Site GO, (FSA Q-SBLF) 5.00%, 05/01/26	740,271
1,740,000	Stockbridge Community Schools GO, (FSA Q-SBLF) 5.00%, 05/01/21	1,834,760
150,000	Van Buren County GO, (AMBAC) 5.00%, 05/01/15	156,196
375,000	Warren Transportation Fund GO 5.00%, 06/01/16	388,309
500,000	Wyoming Building Authority GO, (MBIA) 5.00%, 05/01/20	529,730
400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	415,112

		12,086,937

Missouri — 2.8%
1,000,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 3.62%, 06/01/20(b)	1,000,000

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
Missouri (continued)
$ 900,000	North Kansas City School District No. 74 GO, (State Aid Direct Deposit) 5.00%, 03/01/18	$971,658
900,000	St. Charles School District GO, Series A, (FSA) 5.00%, 03/01/18	962,820
650,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA-State Aid Direct Deposit) 5.00%, 04/01/21	694,246

		3,628,724

Nebraska — 0.2%
185,000	Douglas County School District No. 054 Ralston Public School GO, (FSA) 4.60%, 12/15/12	190,402

Nevada — 0.4%
500,000	Washoe County GO, (MBIA) 5.00%, 06/01/17	501,905

New Jersey — 0.8%
400,000	Freehold Township Board of Education GO, (MBIA) 4.75%, 02/15/24	413,344
395,000	Gloucester County Improvement Authority Lease Revenue Bonds, Series A, (AMBAC) 5.00%, 12/01/18	419,648
200,000	Old Bridge Township Board of Education GO, (MBIA) 5.00%, 07/15/13	213,364

		1,046,356

New Mexico — 0.8%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A 5.00%, 06/01/15	1,048,990

New York — 3.9%
1,000,000	New York State Dormitory Authority Bronx Lebanon Hospital Revenue Bonds, (MBIA) 4.00%, 08/15/15	1,001,610
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (FGIC) 5.00%, 02/15/16	588,220
500,000	New York State Dormitory Authority St. Johns University Revenue Bonds, Series C, (MBIA) 5.25%, 07/01/18	556,770
1,000,000	New York State Energy Research & Development Authority Pollution Control Central Hudson Revenue Bonds, Series D, (AMBAC) 3.60%, 08/01/28(b)	1,000,000
100,000	Sherrill School District GO, (FGIC-State Aid Withholding) 5.00%, 06/15/14	105,518
1,500,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series D-3, (AMBAC) 3.30%, 11/01/32(b)	1,500,000
200,000	William Floyd Union Free School District, Mastics-Moriches- Shirley GO, (MBIA-State Aid Withholding) 5.00%, 06/15/12	211,832

		4,963,950

North Carolina — 3.1%
300,000	Brunswick County GO, (FGIC) 5.00%, 05/01/15	319,557
2,235,000	Dare County Certificates of Participation, (FGIC) 5.00%, 06/01/17	2,385,237
450,000	Iredell County Public Improvements GO 5.00%, 06/01/20	480,730
250,000	Winston-Salem Certificates of Participation, Series A 5.00%, 06/01/15	268,818
500,000	Winston-Salem Certificates of Participation, Series A 5.00%, 06/01/16	539,775

		3,994,117

Ohio — 10.4%
300,000	Cincinnati GO 5.00%, 12/01/15	316,251
2,000,000	Cincinnati School District GO, (FGIC) 5.00%, 12/01/17	2,176,020
1,000,000	Franklin County Hospital Revenue Bonds, Series A, (MBIA) 3.55%, 11/15/33(b)	1,000,000

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
Ohio (continued)
$1,000,000	Franklin County Hospital Revenue Bonds, Series B-2, (MBIA) 3.65%, 11/15/31(b)	$1,000,000
2,000,000	Hamilton County Sewer System Revenue Bonds, Series A, (MBIA) 5.00%, 12/01/19	2,131,540
700,000	Hamilton Local School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/25	741,678
335,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/17	357,519
250,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/18 100,000 Lorain City School District, Classroom Facilities Improvement GO, (MBIA-School District Credit Program) 5.00%, 12/01/12	265,898 106,263
865,000	Marysville Wastewater Treatment System Revenue Bonds, (XLCA) 5.25%, 12/01/20	942,521
2,365,000	Ohio State Building Authority Facilities Revenue Bonds, Series B, (FGIC) 5.00%, 10/01/18	2,576,573
400,000	Ohio State Department of Administrative Services Certificate Participation, Series A, (MBIA) 5.00%, 09/01/16	425,932
500,000	Olentangy School District GO, Series A, (FSA) 5.00%, 12/01/18	538,990
500,000	Trotwood-Madison City School District School Improvement GO, (FSA) 4.25%, 12/01/17	506,395
100,000	Wellston City School District GO 5.80%, 12/01/13	111,406

		13,196,986

Pennsylvania — 2.0%
115,000	New Castle Area School District GO, (MBIA-State Aid Withholding) 4.40%, 03/01/11	117,708
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Revenue Bonds, (MBIA) 5.00%, 04/01/17	1,566,715
600,000	Philadelphia Authority for Industrial Development Revenue Bonds, Cultural & Commercial Corridors Program, Series A, (FGIC) 5.00%, 12/01/18	641,766
250,000	Robinson Township Municipal Authority Water & Sewer Revenue Bonds, Series A, (FGIC) 5.00%, 05/15/20	270,008

		2,596,197

Puerto Rico — 0.3%
400,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, (HUD Loan) 5.00%, 12/01/12	419,936

Rhode Island — 0.5%
125,000	Rhode Island State & Providence Plantations GO, Series A, (FSA) 5.00%, 08/01/17	134,015
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, (FSA) 5.00%, 06/15/14	530,120

		664,135

South Carolina — 7.0%
1,800,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 06/01/21	1,913,148
150,000	McCormick County School District GO, (SCSDE) 5.00%, 03/01/12	158,370
400,000	Richland County School District No. 001 GO, (FSA, SCSDE) 4.75%, 03/01/14	422,348
1,500,000	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series B, (AMBAC) 3.65%, 02/01/33(b)	1,500,000

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
South Carolina (continued)
$ 2,200,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-2, (XLCA) 3.80%, 10/01/31(b)	$2,200,000
2,700,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-3, (XLCA) 3.74%, 10/01/31(b)	2,700,000

		8,893,866

Tennessee — 2.5%
1,000,000	Blount County Public Building Authority Revenue Bonds, Series C-2-A, (AMBAC) 3.64%, 06/01/29(b)	1,000,000
120,000	Kingsport GO, (AMBAC) 5.00%, 03/01/14	128,156
2,000,000	Sevierville Public Building Authority Revenue Bonds, (AMBAC) 3.70%, 06/01/34(b)	2,000,000

		3,128,156

Texas — 14.1%
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,334,239
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	114,761
750,000	Allen Independent School District GO, (PSF-GTD) 5.00%, 02/15/21	788,505
200,000	Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	223,884
250,000	Birdville Independent School District Building GO, (PSF-GTD) 5.00%, 02/15/18	265,782
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,070,520
1,630,000	Comal Independent School District School Building GO, (PSF-GTD) 5.00%, 02/01/28	1,699,242
1,000,000	Dallas Independent School District School Building GO, (PSF-GTD) 4.75%, 08/15/25	1,031,700
350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	382,050
240,000	Garland GO 4.50%, 02/15/19	243,122
700,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/17	746,662
1,000,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/19	1,061,020
370,000	Gregory-Portland Independent School District GO, (PSF-GTD) 5.50%, 08/15/19	390,831
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	536,415
500,000	Hidalgo County GO, (MBIA) 4.50%, 08/15/19	509,705
100,000	Klein Independent School District GO, (PSF-GTD) 5.00%, 08/01/18	105,256
465,000	Lake Travis Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/19	496,308
255,000	Laredo GO, (FGIC) 5.38%, 08/15/20	271,669
220,000	McKinney GO, (FGIC) 5.20%, 08/15/14	227,676
1,100,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	1,122,913
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	305,823
500,000	San Antonio GO 4.38%, 02/01/23	494,050
375,000	San Antonio Independent School District GO, (PSF-GTD) 5.00%, 08/15/16	402,428
150,000	San Antonio Un-Refunded GO 5.25%, 08/01/13	161,242
295,000	San Felipe Del Rio Consolidated Independent School District GO, (PSF-GTD) 5.38%, 08/15/16	310,399
1,000,000	Tarrant County Health Facilities Development Corp. Health Systems Revenue Bonds, Health Resources, Sub-Series B-2, (AMBAC) 3.64%, 02/15/33(b)	1,000,000

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Principal Amount		Value
Texas (continued)
$ 1,375,000	Temple Utilities System Revenue Bonds, (MBIA) 5.00%, 08/01/23	$1,439,652
635,000	Texas State Public Finance Authority Park & Wildlife GO 5.90%, 10/01/17	668,509
250,000	Texas Tech University Revenue Bonds, (AMBAC) 5.00%, 02/15/16	268,785
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	292,872

		17,966,020

Virginia — 0.6%
175,000	Isle Wight County GO, (AMBAC) 5.00%, 12/01/16	189,243
250,000	Virginia Beach Public Improvement GO 5.00%, 01/15/16	270,788
300,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds 5.00%, 02/01/16	322,038

		782,069

Washington — 0.4%
200,000	Pierce County School District No. 320 GO, (FGIC-School Board Guaranty) 5.00%, 12/01/16	214,028
250,000	Snohomish County School District No. 006 Mukilteo GO, (School Board Guaranty) 5.35%, 12/01/15	263,650

		477,678

West Virginia — 0.2%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	308,160

Wisconsin — 4.6%
135,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/13	141,263
145,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/14	151,727
1,645,000	Door County GO, Series A, (FGIC) 5.00%, 09/01/19	1,749,836
150,000	Door County GO, Series A, (FGIC) 5.25%, 09/01/20	158,214
100,000	Elmbrook School District GO 3.90%, 04/01/13	99,887
100,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/15	104,578
200,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/16	208,530
500,000	Fond Du Lac Promissory Notes GO, (FGIC) 4.40%, 05/01/11	506,750
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, (FSA) 4.60%, 12/01/10	133,661
520,000	Osceola School District School Building GO, Series A, (FGIC) 5.13%, 05/01/17	543,166
775,000	Outagamie County GO 5.50%, 04/01/14	833,489
220,000	Two Rivers Public School District GO, (FSA) 5.75%, 03/01/12	232,650
505,000	Verona Area School District GO, Series A, (MBIA) 5.50%, 10/01/12	525,296
435,000	Waterford Graded Joint School District No. 1 GO, (FSA) 4.75%, 04/01/17	454,279

		5,843,326

Total Municipal Bonds (Cost $ 120,197,986)		121,057,461

Shares

INVESTMENT COMPANY — 3.8%

4,834,943	SEI Tax-Exempt Trust Money Market Fund	4,834,943

Total Investment Company (Cost $ 4,834,943)		4,834,943

TOTAL INVESTMENTS — 98.8%
(Cost $125,032,929)(a)		125,892,404

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		1,576,700

NET ASSETS — 100.0%		$127,469,104

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

(a)	Represents cost for Financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,109,973
Unrealized depreciation	(250,498)

Net unrealized appreciation	$859,475

(b)	Variable rate security. Rate represents the rate in effect as of January 31, 2007. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

HUD — Insured by Department of Housing & Urban Development

MBIA — Insured by Municipal Bond Insurance Assoc.

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina State Department of Education

XLCA — XL Capital Insurance

OLD WESTBURY FUNDS, INC.

REAL RETURNED FUND

PORTFOLIO OF INVESTMENTS	January 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 45.3%

AUSTRALIA — 1.8%
Materials — 1.8%
1,498,691	Newcrest Mining Ltd	$24,323,535

BRAZIL — 3.3%

Consumer Staples — 1.6%
6,607,000	Sadia S.A.	21,214,068

Materials — 1.7%
1,269,000	Votorantim Celulose e Papel S.A.—ADR	22,905,450

		44,119,518

CANADA — 4.6%

Industrials — 0.7%
1,022,600	Westshore Terminals Income Fund	10,305,945

Materials — 3.9%
4,899,300	Abitibi-Consolidated, Inc.(b) .	15,945,207
3,838,700	Abitibi-Consolidated, Inc. - ADR(b)	12,475,775
765,000	Nova Chemicals Corp.	23,424,300

		51,845,282

		62,151,227

CHINA — 2.2%

Industrials — 1.8%
650,000	Suntech Power Holdings Co. Ltd.—ADR(b)	23,920,000

Utilities — 0.4%
5,677,500	Xinao Gas Holdings Ltd.	5,308,419

		29,228,419

GREECE — 2.1%

Energy — 2.1%
640,000	Tsakos Energy Navigation Ltd.—ADR	29,030,400

JAPAN — 1.5%
Industrials — 1.5%
6,200,000	Taisei Corp .	20,807,093

NETHERLANDS — 1.1%

Industrials — 1.1%
500,000	Chicago Bridge & Iron Co. N. V.—ADR	14,860,000

PERU — 3.9%

Materials — 3.9%
1,800,000	Cia de Minas Buenaventura S.A.—ADR	52,038,000

SINGAPORE — 4.3%

Industrials — 3.4%
2,600,000	Keppel Corp. Ltd.	30,305,398
10,017,000	Neptune Orient Lines Ltd.	15,980,758

		46,286,156

Real Estate — 0.9%
11,000,000	Allgreen Properties Ltd.	12,033,600

		58,319,756

SOUTH AFRICA — 1.1%
Real Estate — 1.1%
16,000,000	Allan Gray Property Trust	14,533,370

UNITED KINGDOM — 1.8%

Energy — 1.8%
350,000	Royal Dutch Shell Plc—ADR.	23,887,500

UNITED STATES — 17.6%

Energy — 4.9%
336,000	Murphy Oil Corp.	16,702,560
482,000	Occidental Petroleum Corp.	22,345,520
550,000	PHI, Inc.(b)	16,544,000
6,666,666	Rancher Energy Corp.(b)	10,000,000

		65,592,080

Industrials — 2.4%
1,717,000	GrafTech International Ltd.(b)	13,942,040
570,000	Lindsay Corp.	18,120,300

		32,062,340

Materials — 8.8%
25,000	Bowater, Inc.	684,250
2,536,000	Caraustar Industries, Inc.(b)	20,186,560
306,000	Freeport-McMoRan Copper & Gold, Inc.—Class B	17,598,060
630,000	Georgia Gulf Corp.	13,110,300
950,000	Huntsman Corp.(b)	19,864,500
3,979,000	Smurfit-Stone Container Corp.(b).	42,973,200
1,464,831	Wellman, Inc.	4,174,768

		118,591,638

Real Estate — 1.5%
350,000	The St. Joe Co.	20,265,000

		236,511,058

Total Common Stocks (Cost $ 534,485,733)		609,809,876

EXCHANGE TRADED FUNDS — 1.0%

Mutual Fund — 1.0%
200,000	iShares COMEX Gold Trust(b)	12,972,000

Total Exchange Traded Funds (Cost $ 10,339,860)		12,972,000

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
PREFERRED STOCKS — 0.2%

Industrials — 0.2%
46,217	World Waste Technologies, Inc.—Series B(b)	$2,791,495

Total Preferred Stocks (Cost $4,500,000)		2,791,495

Number of Coins
COLLECTIBLE COINS — 0.1%

UNITED STATES — 0.1%
1	1795 Flowing Hair 50C PCGS MS62	70,000
1	1800 Draped Bust $5 PCGS MS64	57,500
1	1802 Draped Bust $5 PCGS MS63	28,865
1	1803 Large Date, Large Fraction Draped Bust 1C NGC MS64RB	15,450
1	1806 Round 6, 7x6 Stars Draped Bust $5 PCGS MS62	16,166
1	1813 Capped Head $5 PCGS MS63	19,078
1	1821 Large Date Capped Bust 10C PCGS MS65	14,250
1	1829 $2.50 PCGS MS67	288,682
1	1842 Large Date Braided 1C NGC MS65RD	14,950
1	1844 Seated Liberty H10C PCGS MS67	5,049
1	1851 Restrike Seated Liberty S$1 PCGS PR65	63,860
1	1852 Seated Liberty 10C PCGS PR65 Cameo	25,245
1	1854 Arrows Seated Liberty 25C PCGS PR64	14,051
1	1854-O Arrows Seated Liberty H10C NGC MS67	10,000
1	1855 Type 2 G$1 NGC MS66	38,985
1	1855 Type 2 G$1 NGC MS66	39,160
1	1855-O Arrows Seated Liberty 50C NGC MS65	5,443
1	1857-O Seated Liberty H10C PCGS MS67	8,583
1	1859 Seated Liberty H10C NGC MS68	9,593
1	1863 Seated Liberty S$1 PCGS PR64	5,049
1	1863 Seated Liberty S$1 PCGS PR66	29,355
1	1869-S $2.50 PCGA MS66	30,023
1	1872 Seated Liberty S$1 PCGS PR66	18,581
1	1874 Trade T $1 NGC PR65 Cameo	8,250
1	1875 20C PCGS PR65 Cameo	10,500
1	1876 $2.50 Liberty Deep Cameo PCGS PR65	26,107
1	1878 20C PCGS PR65 Cameo	11,500
1	1881 $20 Ultra Cameo NGC PR65	115,694
1	1881 Trade $1 PCGS PR65	8,400
1	1884 Liberty $10 PCGS PR65 Deep Cameo	58,779
1	1885 $5 Deep Cameo PCGS PR65	34,642
1	1894S 50C Shireman PCGS MS65	8,889
1	1899 $20 Liberty Cameo	111,386
1	1899 Liberty $20 PCGS MS65	10,300
1	1900 $2.50 Ultra Cameo NGC PR68	41,400
1	1901S 50C PCGS MS65	16,630
1	1903 $5 Liberty Cameo NGC PR67	55,226
1	1905 50C PCGS PR67	6,594
1	1906-S Barber 50C PCGS MS66	6,582
1	1907 $20 High Relief PCGS MS65	42,173
1	1907 $20 High Relief Wire Edge PCGS MS66	63,259
1	1910 $20 St. Gaudens NGC PR66	80,000
1	1911 Indian $2.50 PCGS PR66	31,023
1	1915 Indian $2.50 PCGS PR65	29,472
1	1920-S Walking Liberty 50C PCGS MS65	9,363
1	1921-D Walking Liberty 50C PCGS MS64	14,172
1	1925-S Peace S$1 NGC MS65	8,500

Total Collectible Coins (Cost $1,673,843)		1,636,759

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Shares		Value
RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp.
	Warrants(b)	$0

Industrials — 0.0%
1,062,200	Westshore Terminals Income
	Fund Rights(b)	45,131
450,000	World Waste Technologies,
	Inc. Warrants(b)	0

		45,131

Total Rights/Warrants
(Cost $0)		45,131

Contracts
CALL OPTIONS PURCHASED — 0.0%
Consumer Staples — 0.0%
4,229	ConAgra Foods, Inc., Strike $27.50, Expire 03/17/07	42,290
10,053	ConAgra Foods, Inc., Strike $30.00, Expire 03/17/07	50,265

		92,555

Total Call Options Purchased
(Cost $ 359,211)		92,555

Principal Amount
U.S. GOVERNMENT AGENCIES — 24.3%
Federal Farm Credit Bank — 3.1%
$ 25,000,000	5.24%, 03/20/07(c)	25,001,175
1,000,000	5.24%, 04/04/07(c)	1,000,208
10,000,000	5.25%, 06/20/07(c)	10,001,630
5,840,000	5.25%, 09/24/07(c)	5,841,414

		41,844,427

Federal Home Loan Bank — 21.2%
18,100,000	4.98%, 02/01/07(d)	18,100,000
5,000,000	5.11%, 02/02/07(d)	4,999,290
105,000,000	5.14%, 02/07/07(d)	104,910,050
14,000,000	5.12%, 02/09/07(d)	13,984,071
62,000,000	5.13%, 02/09/07(d)	61,929,320
6,900,000	5.14%, 02/09/07(d)	6,892,114
30,000,000	5.15%, 02/09/07(d)	29,965,700
20,000,000	4.51%, 10/11/07(c)	19,933,760
25,000,000	5.17%, 03/14/08(c)	25,000,350

		285,714,655

Total U.S. Government Agencies
(Cost $327,516,831)		327,559,082

U.S. GOVERNMENT SECURITIES — 23.4%
U.S. Treasury Notes — 23.4%
$ 30,000,000	2.38%, 04/15/11(e)	$30,374,819
178,450,000	2.00%, 01/15/14(e)	189,404,783
96,345,000	2.00%, 01/15/16(e)	94,664,798

		314,444,400

Total U.S. Government Securities
(Cost $314,625,547)		314,444,400

Shares
CASH SWEEP — 0.2%
2,407,000	Citibank IIS Money Market
	Deposit	2,407,000

Total Cash Sweep
(Cost $2,407,000)		2,407,000

TOTAL INVESTMENTS — 94.5%
(Cost $1,195,908,025)(a)		1,271,758,298

OTHER ASSETS IN EXCESS OF LIABILITIES — 5.5%		74,141,540

NET ASSETS — 100.0%		$1,345,899,838

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

(^)	At January 31, 2007, the Real Return Fund held investments in restricted and illiquid securities amounting to $11,636,759 or 0.86% of net assets, which were valued under methods approved by the Director’s, as follows:

Acquisition Cost	Issuer	Acquisition Date
$1,673,843	Collectible Coins	12/14/2006- 01/31/07
10,000,000	Rancher Energy Corp.	12/21/06
0	Rancher Energy Corp.	12/21/06
Warrants

01/31/07 Carrying Value Per Unit
$34,824.66
1.50
0.00

(a) Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$99,727,038
Unrealized depreciation	(23,876,765)

Net unrealized appreciation	$75,850,273

ADR - American Depositary Receipt

PR - Proofs

MS - Mint State

NGC - Nunismatic Guaranty Corp.

PCGS - Professional Coin Grading Service

RB - red-brown

RD - red

(b)	Non-income producing security.

(c)	Variable rate security. Rate represents the rate in effect as of January 31, 2007. Maturity reflects final maturity date.

(d)	The interest rate represents the annualized yield at time of purchase.

(e)	Inflation protected security. Principal amount reflects original security face amount.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

Contracts		Exercise Price	Cost/ (Premiums Received)	Value

VERTICAL BULL CALL SPREADS
(30,000)	American Stock Exchange Oil Index, Expires 04/13/07	$320.00	$(2,620,040,140)	(2,536,998,090)
30,000	American Stock Exchange Oil Index, Expires 04/13/07	300.00	2,679,036,000	2,596,470,000

Total Vertical Bull Call Spreads			$58,995,860	$59,471,910

			Units	Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Corn Index, expiring 02/01/07 (Underlying notional amount at value $50,000,000)			500,000	25,978,566
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 05/01/09 (Underlying notional amount at value $27,570,000)			275,700	371,136
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 05/30/08 (Underlying notional amount at value $23,604,750)			325	(810,514)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Silver Index, expiring 05/30/08 (Underlying notional amount at value $19,898,143)			15,674	2,268,580
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Wheat Index, expiring 02/01/07 (Underlying notional amount at value $20,000,000)			200,000	3,006,796
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Canola Index, expiring 10/26/07 (Underlying notional amount at value $20,094,777)			3,587	2,411,047
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 06/19/07 (Underlying notional amount at value $20,143,980)			491	$1,492,733
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 06/26/08 (Underlying notional amount at value $5,503,800)			20,000	2,735,556
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/25/08 (Underlying notional amount at value $1,487,850)			91	199,768
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/28/07 (Underlying notional amount at value $8,519,127)			541	2,066,892
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/08 (Underlying notional amount at value $26,333,325)			900	511,110
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 10/28/08 (Underlying notional amount at value $53,600,085)			1,500	4,081,045
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Meal Index, expiring 11/25/08 (Underlying notional amount at value $26,640,185)			1,300	2,521,296

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2007
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 11/25/08 (Underlying notional amount at value $26,461,415)	1,444	$573,193
Commodity Swap Agreementwith Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring 05/31/11 (Underlying notional amount at value $42,798,300)	66,200	(153,861)
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/09/07 (Underlying notional amount at value $4,182,165)	150	893,144
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/12/07 (Underlying notional amount at value $4,183,740)	150	893,312
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/13/07 (Underlying notional amount at value $4,184,265)	150	893,410
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/14/07 (Underlying notional amount at value $4,184,790)	150	893,507
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/15/07 (Underlying notional amount at value $4,213,217)	151	899,562
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/16/07 (Underlying notional amount at value $4,931,203)	175	995,037
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/20/07 (Underlying notional amount at value $3,526,027)	124	675,299
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/21/07 (Underlying notional amount at value $2,895,140)	100	493,513
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/22/07 (Underlying notional amount at value $2,895,500)	100	493,153
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Stock Exchange Oil Index, expiring 04/19/11 (Underlying notional amount at value $53,087,500)	(7,750)	3,386,475

		$57,769,755

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Collectible Coins	0.1%
Consumer Staples	1.6
Energy	8.8
Industrials	11.2
Materials	20.0
Real Estate	3.5
U.S. Government & Agency Securities	47.7
Utilities	0.4
Other*	6.7

*	Includes cash and equivalents, investment company, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS

January 31, 2007(Unaudited)

1. Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2007, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.
Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)	Long-term capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.
Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities.

In the event of a change in the S&P 500® Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund and the International Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund and the International Fund use fair value pricing, the value assigned to the Global Small Cap Fund and International Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U. S. dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Real Return Fund may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of January 31, 2007, the Real Return Fund had the following open forward foreign currency contracts:

	Delivery Date	Contract Value	Market Value	Unrealized Appreciation
Currency/Type
Australian Dollar / Long	02/28/07	$10,237,388	$10,476,304	$238,916
Australian Dollar / Long	05/24/07	10,034,700	10,064,701	30,001
Singapore Dollar / Long	02/28/07	10,033,337	10,204,281	170,944
Singapore Dollar / Long	03/28/07	9,996,106	10,055,726	59,620

E. Swap Agreements. The Real Return Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

F. Options. The Funds may purchase and write (sell) options on equity securities and stock index futures. The Real Return Fund may also purchase and sell options on commodity futures contracts and commodity indices. Premiums received for options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

I. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date 03/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President
(principal executive officer)

Date 03/23/07

By (Signature and Title)*	/s/ Andrew McNally
Andrew McNally, Treasurer
(principal financial officer)

Date 03/23/07

*	Print the name and title of each signing officer under his or her signature.